UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06318
CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of registrant as specified in charter)
2000 Westchester Avenue
Purchase, NY 10577
(Address of principal executive offices)(Zip code)
CT Corp
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 937-6739
Date of fiscal year end:
August 31
Date of reporting period:
February 29, 2012
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group
Capital Markets Funds
                          TRAK®

Semi-Annual Report
>> February 29, 2012

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Consulting Group
Capital Markets Funds

Dear Shareholder,

As calendar year 2011 came to a close, participants in financial markets globally continued to contend with a multitude of fiscal and economic concerns. Stock and bond market volatility, inclusive of rallies and retreats fueled by favorable or unfavorable turns in global investor sentiments, characterized the final months of 2011. Despite the ongoing uncertain atmosphere, equities generally recovered in early 2012, a welcome reversal from the severe retrenchment in equity values endured by shareholders at the beginning of the fiscal period, particularly during September. For many equity index barometers, a majority of the advances in the fiscal period were registered in the month of October. The Dow Jones Industrial Average®i rose +13.1%, the NASDAQ Composite® Indexii climbed +15.0%, and the S&P 500® Indexiii advanced +13.3% in the six-month period. Numerous domestic U.S. equity sectors experienced total return gains with various sectors, including Consumer Discretionary, Financials, Health Care, Industrials, and Information Technology, reflecting an increase in value by at least 10%. From a market capitalization standpoint, stocks with large market capitalizations typically outperformed both small-cap and mid-cap equities in the six-month semi-annual period ending February 2012.

The compounding effects of a lingering European sovereign debt crisis, persistent questions regarding the pace of global economic growth, and a fluctuating U.S. dollar resulted in ongoing volatility and took a toll on U.S. investors in foreign shares. In comparison to domestic U.S. stocks, international equities experienced a less successful six-month period. Overseas equity markets, as represented by the MSCI EAFE® (Europe, Australia, Far East) Indexiv (Net), rose +4.1% in the fiscal reporting period ending February 2012. Regionally, European (+4.4%) equities outpaced Japanese (+3.8%) and Pacific ex-Japan (+3.4%) stocks in U.S. dollar terms over the semi-annual period. Stock prices in the markets of emerging countries also generally moved higher, as the MSCI Emerging Markets Indexv (Net) gained +5.3% in U.S. dollar terms over the six-month period.

Domestic bonds, as measured by the Barclays Capital U.S. Aggregate BondTM Indexvi, had a positive start in September (+0.7%) and October (+0.1%) as investors appeared to embrace risk, gave up these gains in the month of November (-0.1%) as risk aversion themes dominated, made up lost ground as sentiments shifted sharply again in December 2011 (+1.1%) and January 2012 (+0.9%), and finished the final month of the fiscal period with a marginal decline (-0.0%). The prices of corporate debt issues typically rose during the period, led by higher-yielding and riskier credits. World government and emerging market bond prices (i.e., those outside the U.S.) exhibited varied results throughout the fiscal period. A resurgence in the strength of the U.S. dollar, despite swings as the reporting period progressed, impaired unhedged U.S. investors venturing in foreign and emerging market debt markets overseas. Yields on money market investments remained low in the period, consistent with the Federal Reserve Board’s 0% to 0.25% target range for short-term interest rates.

Tax-exempt bonds, as measured by the performance of the Barclays Capital U.S. Municipal Bond Indexvii, sharply advanced +5.7% in the period, propelled by a year-end and early 2012 rally in the municipal bond market. Investors of tax-exempt debt appeared to have successfully navigated a variety of challenges (state/local government financial pressures as a result of reduced revenue and tax collections, cutbacks in federal financial assistance, negative headlines concerning bankruptcies, low absolute yield levels for municipalities, just to name a few) currently facing the municipal market. The municipal debt of varying maturities generated positive returns over the six-month period, although intermediate-and long-term maturing municipal securities typically outperformed shorter-term issues.

In a difficult, eventful, and turbulent capital market environment, the equity and fixed income Consulting Group Capital Markets (“CGCM”) Funds generated absolute total return gains in the six-months ended February 29,

I

2012, but could not completely evade challenges resulting from a sharp retreat in the values of stocks globally and a “flight-to-quality” risk aversion atmosphere which took place during the semi-annual reporting period.

CONSULTING GROUP CAPITAL MARKETS FUNDS

CGCM Large Capitalization Growth Investments generated a total return of +13.5% in the fiscal period, ahead of the average mutual fund included in Lipper’s Large-Cap Growth investment categoryviii (+12.4%), but marginally below the Russell 1000® Growth Indexix (+13.8%). An underweight allocation to the Consumer Staples sector and an overweight exposure to the Information Technology sector, in addition to favorable security picks in the Information Technology (IT services) and Industrials (conglomerates) sectors, benefited performance, while unsuccessful stock selections in the Consumer Discretionary (hotels, restaurants, & leisure) and Health Care (biotechnology) sectors detracted from relative returns in the six-month period.

Large Capitalization Value Equity rose +11.7% over the semi-annual performance period, compared to the +12.3% increase of the average mutual fund included in Lipper’s Large-Cap Value investment categoryx and the +12.8% total return gain of the Russell 1000® Value Indexxi. An underweight exposure to the Utilities sector and an overweight allocation to the Information Technology sector, combined with selective picks in the Financials (insurance) sector aided relative returns, while adverse security selections in the Information Technology (semiconductors, IT services), Health Care (pharmaceuticals), and Energy (equipment & services) sectors, subtracted from returns in the six-month performance period.

Small Capitalization Growth Investments (“SCG Fund”) advanced on an absolute basis in the most recent fiscal period generating a +14.6% total return. The SCG Fund’s return exceeded the performance of the Russell 2000® Growth Indexxii (+13.0%) and the average mutual fund included in Lipper’s Small-Cap Growth investment categoryxiii (+12.8%). An underweight allocation to the Consumer Staples and Financials sectors, combined with positive security picks in the Materials (chemicals) and Information Technology (communications equipment, software) sectors, favorably affected relative returns in the semi-annual performance period.

Small Capitalization Value Equity Investments rose +16.8% in the six-month performance period. Relative performance exceeded the Russell 2000® Value Indexxiv (+11.8%) and the average mutual fund included in Lipper’s Small-Cap Value investment categoryxv (+13.2%). Positive contributions from security picks in the Energy (oil gas & consumable fuels, equipment & services), Materials (chemicals), Industrials (electrical equipment, commercial services & supplies), and Financials (insurance) sectors drove relative returns in the six-month period.

International Equity Investments advanced +5.2%, outperforming the +4.1% return of the MSCI EAFE® Index (Net) as well as the +3.7% return of the average mutual fund included in Lipper’s International Large-Cap Core investment categoryxvi. Stock picks in the Information Technology (semiconductors), Industrials (aerospace & defense), and Consumer Staples (food & staples retailing) sectors, combined with an underweight exposure to the Utilities sector, helped relative performance over the fiscal semi-annual period. Contributions to performance also came from country security picks in Japan, as well as from country positioning, namely an overweight allocation to Germany. Exposure to selective emerging markets (South Korea, Brazil, China) also added value in the period.

Emerging Markets Equity Investments gained +3.8% in the fiscal period, exceeding the +2.4% gain of the average mutual fund included in Lipper’s Emerging Markets investment categoryxvii, but lower than the +5.3% increase of the MSCI Emerging Markets Index (Net). An underweight allocation to India and an overweight exposure to Brazil, combined with successful stock picks in the Information Technology (IT services) and Industrials (construction & engineering) sectors, boosted relative performance over the fiscal period. Conversely, country stock selections in China, Mexico, and Hong Kong hindered relative returns during the semi-annual period. Selective investments in the Consumer Discretionary (hotels restaurants & leisure) and Energy (oil gas & consumable fuels) sectors also unfavorably affected relative returns in the six-month period.

Core Fixed Income Investments posted a +3.0% return over the semi-annual fiscal reporting period, beating the +2.7% advance of the Barclays Capital U.S. Aggregate BondTM Index, but trailing the +3.3% gain of the average mutual fund included in Lipper’s Intermediate Investment Grade Debt Funds investment categoryxviii.

II

Contributions from high yield sector selections were offset by interest rate management decisions, which adversely impacted relative returns in the period.

High Yield Investments generated a +6.9% total return in the fiscal period, compared to the +7.7% increase for the average mutual fund included in Lipper’s High Current Yield Funds investment categoryxix and the +8.6% return of the Barclays Capital U.S. High Yield Indexxx. A combination of factors, including interest rate management, sector, and individual bond selections, generally detracted from relative returns in the six-month period.

International Fixed Income Investments advanced +3.3% over the six-month fiscal period, outperforming the Citigroup Non-USD WGBIxxi(USD) Hedged return of +2.8% and the -1.8% decline for the average mutual fund included in Lipper’s International Income Funds investment categoryxxii. Country allocations (overweight to duration in core Europe and an underweight to the sovereign debt of peripheral Europe), sector selections (investment grade and high yield), and bond picks generally benefited relative returns in the six-month period. Additionally, relative performance was also impacted by the strong performance of the U.S. dollar, as well as the portfolio’s mandate to hedge a majority of its foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category include funds that may or may not hedge their foreign currency exposure.

Municipal Bond Investments rose +5.1% on an absolute basis in the fiscal period, compared to the +5.7% return of the Barclays Capital U.S. Municipal Bond Index and the +7.0% gain of the average mutual fund included in Lipper’s General Municipal Debt Funds investment categoryxxiii. Positioning along the yield curve and an emphasis on higher quality issues impacted relative performance over the six-month period ended February 2012.

In spite of the challenges facing various developed-market economies, financial markets have reacted positively and raced to a quick start in early 2012, although anxiety regarding a possible slowdown in global economic growth may perhaps be weighing on investor enthusiasm more recently, as a new semi-annual fiscal period commenced in the month of March 2012. While we are optimistic about the prospects for the CGCM Funds going forward, past history has shown that unpredictable periods of stock and bond price gyrations can and do occur periodically during a market cycle. These unforeseen instances serve as a reminder of how important it is for investors to maintain a balanced, diversified portfolio and a long-term perspective, consistent with individual goals, time horizons, and risk tolerances. Market participants in need of individual assistance should seek guidance from their Financial Advisor.

We thank you for your continued confidence in Morgan Stanley Smith Barney and support as shareholders of the CGCM Funds.

Sincerely,

James F. Walker
Chief Executive Officer

April 12, 2012

III

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html.

Shares of the Funds are available to participants in advisory programs or asset based fee programs sponsored by Morgan Stanley Smith Barney LLC (“MSSB”), including the TRAK® Personalized Investment Advisory Service (“TRAK®”), or other investment advisory programs approved by MSSB. The advisory services provide investors with asset allocation recommendations, which are implemented through the Funds. The fees and expenses of these other investment advisory programs may vary, but are generally expected to be comparable to the annual fees paid by TRAK® participants, which may be up to 2.00%. Shareholders who acquire shares of the Funds through an investment advisory program other than through TRAK® may pay higher or lower fees.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The Dow Jones Industrials Average (“DJIA”) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. The DJIA was invented by Charles Dow back in 1896. The Dow Jones Industrial Average is a trademark of Dow Jones Company, Inc.
ii	The NASDAQ Composite® Index is a stock market index of the common stocks and similar securities (e.g. ADRs, tracking stocks, limited partnership interests) listed on the NASDAQ stock market, meaning that it has over 3,000 components. It is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies. Since both U.S. and non-U.S. companies are listed on the NASDAQ stock market, the index is not exclusively a U.S. index. NASDAQ Composite Index is a registered trademark of The Nasdaq Stock Market Inc.
iii	The S&P 500® Index has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957. The index has over US $4.83 trillion benchmarked, with index assets comprising approximately US $1.1 trillion of this total. The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 is a trademark of The McGraw-Hill Companies, Inc.
iv	The MSCI EAFE® Index is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® Index is a registered trademark of MSCI Inc.
[v]	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
vi	The Barclays Capital U.S. Aggregate BondTM Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Barclays Capital U.S. Aggregate Bond Index is a trademark of Barclays Capital.
vii	The Barclays Capital U.S. Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.
viii	The Lipper Large-Cap Growth Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
ix	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
[x]	The Lipper Large-Cap Value Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
xi	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xii	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xiii	The Lipper Small-Cap Growth Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xiv	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xv	The Lipper Small-Cap Value Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xvi	The Lipper International Large-Cap Core Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.
xvii	The Lipper Emerging Markets Funds Average investment category — Funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.
xviii	The Lipper Intermediate Investment Grade Debt Funds Average investment category – Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
xix	The Lipper High Current Yield Funds Average investment category – Funds that aim to provide a high level of current yield from fixed income securities, with a substantial portion in medium- or lower-grade debt issues. The funds may invest in high-yielding government bonds (typically, of developing markets or higher-yielding OECD countries), corporate and municipal bonds, eurobonds, convertible bonds, and preferred shares.

IV

xx	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
xxi	The Citigroup Non-USD WGBI (World Government Bond Index) (USD) Hedged and Unhedged are market capitalization weighted indexes that are designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
xxii	The Lipper International Income Funds Average investment category – Funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
xxiii	The Lipper General Municipal Debt Funds Average investment category – Funds that invest primarily in municipal debt issues in the top four credit ratings.

V

Performance of the Consulting Group Capital Markets Funds
For the Six Months Ended February 29, 2012†* (unaudited)

Large Capitalization Growth Investments	13.53%
Russell 1000® Growth Index (1)	13.76

Large Capitalization Value Equity Investments	11.67
Russell 1000® Value Index (2)	12.84

Small Capitalization Growth Investments	14.58
Russell 2000® Growth Index (3)	12.99

Small Capitalization Value Equity Investments	16.84
Russell 2000® Value Index (4)	11.81

International Equity Investments	5.16
MSCI EAFE® Index (5)	4.13

Emerging Markets Equity Investments	3.82
MSCI Emerging Markets Index (6)	5.27

Core Fixed Income Investments	3.04
Barclays Capital U.S. Aggregate Bondtm Index (7)	2.73

High Yield Investments	6.90
Barclays Capital U.S. High Yield Index (8)	8.63

International Fixed Income Investments	3.26
Citigroup Non-USD WGBI (USD) Hedged (9)	2.78

Municipal Bond Investments	5.06
Barclays Capital U.S. Municipal Bond Index (10)	5.67

Money Market Investments**	0.02
90-day Treasury Bill Index	0.01

See pages VII through VIII for all footnotes

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products-services/managed-money/trak/trak-cgcm.html.
*	The Funds are available only to investors participating in MSSB approved advisory programs. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance data shown does not reflect this fee, which would reduce returns.
**	Consulting Group Advisory Services, LLC, a business of Morgan Stanley Smith Barney Holdings LLC, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.
1.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
2.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
3.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
4.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
5.	The MSCI EAFE® Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
6.	The MSCI Emerging Markets Index is an index comprised of twenty-five emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
7.	The Barclays Capital U.S. Aggregate Bondtm Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
8.	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

9.	The Citigroup Non-USD WGBI (USD) Hedged and Unhedged are each subsets of the Citigroup World Bond Index, which excludes corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
10.	The Barclays Capital U.S. Municipal Bond Index is a weighted composite that is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VIII

Fund Expenses
(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which in the case of TRAK® may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2011, and held for the six months ended February 29, 2012.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Total Return		Beginning	Ending	Annualized	Expense
	Without		Account	Account	Expense	Paid During
Fund	TRAK Fee(2)		Value	Value	Ratios(3)	the Period(4)

Large Capitalization Growth Investments	13.53%		$1,000.00	$1,135.30	0.68%	$3.61
Large Capitalization Value Equity Investments	11.67%		1,000.00	1,116.70	0.69%	3.63
Small Capitalization Growth Investments	14.58%		1,000.00	1,145.80	0.95%	5.07
Small Capitalization Value Equity Investments	16.84%		1,000.00	1,168.40	0.97%	5.23
International Equity Investments	5.16%		1,000.00	1,051.60	0.92%	4.69
Emerging Markets Equity Investments	3.82%		1,000.00	1,038.20	0.93%	4.71
Core Fixed Income Investments	3.04%		1,000.00	1,030.40	0.50%	2.52
High Yield Investments	6.90%		1,000.00	1,069.00	0.82%	4.22
International Fixed Income Investments	3.26%		1,000.00	1,032.60	0.62%	3.13
Municipal Bond Investments	5.06%		1,000.00	1,050.60	0.56%	2.86
Money Market Investments	0.02	%(5)	1,000.00	1,000.20	0.21%	1.04

(1)	For the six months ended February 29, 2012.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 2.00%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
(5)	Consulting Group Advisory Services, LLC, a business of Morgan Stanley Smith Barney Holdings LLC, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expense
	Annualized	Account	Account	Expense	Paid During
Fund	Total Return	Value	Value	Ratios(2)	the Period(3)

Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.48	0.68%	$3.42
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,021.43	0.69%	3.47
Small Capitalization Growth Investments	5.00%	1,000.00	1,020.14	0.95%	4.77
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,020.04	0.97%	4.87
International Equity Investments	5.00%	1,000.00	1,020.29	0.92%	4.62
Emerging Markets Equity Investments	5.00%	1,000.00	1,020.24	0.93%	4.67
Core Fixed Income Investments	5.00%	1,000.00	1,022.38	0.50%	2.51
High Yield Investments	5.00%	1,000.00	1,020.79	0.82%	4.12
International Fixed Income Investments	5.00%	1,000.00	1,021.78	0.62%	3.12
Municipal Bond Investments	5.00%	1,000.00	1,022.08	0.56%	2.82
Money Market Investments	5.00%	1,000.00	1,023.82	0.21%	1.06

(1)	For the six months ended February 29, 2012.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Schedules of Investments
February 29, 2012 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.7%
CONSUMER DISCRETIONARY — 15.3%
Auto Components — 0.1%
22,700	Tenneco Inc.*	$873,950

Automobiles — 0.1%
27,700	Harley-Davidson Inc.	1,290,266

Distributors — 0.2%
124,700	LKQ Corp.*	3,972,942

Diversified Consumer Services — 1.2%
481,302	Apollo Group Inc., Class A Shares*	20,522,717

Hotels, Restaurants & Leisure — 2.3%
256,900	Ctrip.com International Ltd., ADR(a)*	7,031,353
181,170	Las Vegas Sands Corp.*	10,074,864
349,521	Starbucks Corp.	16,972,739
41,500	Starwood Hotels & Resorts Worldwide Inc.	2,236,850
35,000	Tim Hortons Inc.	1,891,400

	Total Hotels, Restaurants & Leisure	38,207,206

Household Durables — 0.1%
31,900	Harman International Industries Inc.	1,567,247

Internet & Catalog Retail — 2.8%
96,905	Amazon.com Inc.*	17,412,860
50,400	priceline.com Inc.*	31,601,809

	Total Internet & Catalog Retail	49,014,669

Media — 2.0%
659,750	Comcast Corp., Class A Shares	19,383,455
37,800	Discovery Communications Inc., Class A Shares*	1,763,370
264,760	Viacom Inc., Class B Shares	12,607,871

	Total Media	33,754,696

Multiline Retail — 1.3%
173,400	Dollar General Corp.*	7,293,204
28,950	Dollar Tree Inc.*	2,562,365
302,948	Macy’s Inc.	11,502,935

	Total Multiline Retail	21,358,504

Specialty Retail — 2.9%
42,200	Bed Bath & Beyond Inc.*	2,521,028
70,300	Chico’s FAS Inc.	1,055,203
19,700	Dick’s Sporting Goods Inc.	881,772
207,240	Home Depot Inc. (The)	9,858,407
363,600	Lowe’s Cos., Inc.	10,318,968
24,700	O’Reilly Automotive Inc.*	2,136,550
741,300	Staples Inc.	10,867,459
261,000	TJX Cos. Inc.	9,555,210
16,700	Tractor Supply Co.	1,427,349

	Total Specialty Retail	48,621,946

Textiles, Apparel & Luxury Goods — 2.3%
90,463	Lululemon Athletica Inc.(a)*	6,062,830
208,850	NIKE Inc., Class B Shares	22,539,092
49,700	Ralph Lauren Corp., Class A Shares	8,634,381
20,900	Steven Madden Ltd.*	902,462

	Total Textiles, Apparel & Luxury Goods	38,138,765

	TOTAL CONSUMER DISCRETIONARY	257,322,908

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 3.4%
Beverages — 0.1%
25,800	Monster Beverage Corp.*	$1,475,502

Food & Staples Retailing — 1.0%
92,700	Costco Wholesale Corp.	7,977,762
264,100	Walgreen Co.	8,757,556

	Total Food & Staples Retailing	16,735,318

Food Products — 1.9%
323,710	General Mills Inc.	12,401,330
24,200	Green Mountain Coffee Roasters Inc.(a)*	1,572,274
308,746	Hershey Co. (The)	18,740,882

	Total Food Products	32,714,486

Personal Products — 0.4%
109,100	Estee Lauder Cos., Inc. (The), Class A Shares	6,386,714

	TOTAL CONSUMER STAPLES	57,312,020

ENERGY — 10.2%
Energy Equipment & Services — 3.6%
118,700	Cameron International Corp.*	6,612,777
134,000	Ensco PLC, ADR	7,812,200
332,940	Halliburton Co.	12,182,275
121,200	McDermott International Inc.*	1,582,872
167,070	National-Oilwell Varco Inc.	13,788,287
120,230	Schlumberger Ltd.	9,331,050
69,085	Superior Energy Services Inc.*	2,026,954
450,790	Weatherford International Ltd.*	7,203,624

	Total Energy Equipment & Services	60,540,039

Oil, Gas & Consumable Fuels — 6.6%
50,800	Cabot Oil & Gas Corp.	1,771,904
35,800	Concho Resources Inc.*	3,824,872
36,300	Continental Resources Inc.(a)*	3,291,684
395,900	El Paso Corp.	11,009,979
233,000	EOG Resources Inc.	26,529,381
102,300	Exxon Mobil Corp.	8,848,950
33,400	InterOil Corp.(a)*	2,007,340
143,900	Kinder Morgan Inc.(a)	5,071,036
116,400	Kodiak Oil & Gas Corp.*	1,127,916
153,290	Occidental Petroleum Corp.	15,998,877
66,500	Pioneer Natural Resources Co.	7,291,060
315,070	Suncor Energy Inc.	11,323,616
525,670	Valero Energy Corp.	12,873,658

	Total Oil, Gas & Consumable Fuels	110,970,273

	TOTAL ENERGY	171,510,312

FINANCIALS — 5.0%
Capital Markets — 0.8%
124,700	Jefferies Group Inc.(a)	2,084,984
93,100	Raymond James Financial Inc.	3,292,947
158,290	State Street Corp.	6,684,587
23,300	T. Rowe Price Group Inc.	1,435,047

	Total Capital Markets	13,497,565

Commercial Banks — 0.7%
25,700	Hancock Holding Co.	872,515

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

FINANCIALS — 5.0% — (continued)
Commercial Banks — 0.7% — (continued)

337,370	Wells Fargo & Co.	$10,556,307

	Total Commercial Banks	11,428,822

Diversified Financial Services — 2.1%
53,850	CME Group Inc., Class A Shares	15,589,037
133,500	IntercontinentalExchange Inc.*	18,417,660
37,600	Moody’s Corp.(a)	1,451,736

	Total Diversified Financial Services	35,458,433

Insurance — 0.8%
32,600	Arthur J. Gallagher & Co.	1,112,312
59,900	Fidelity National Financial Inc., Class A Shares	1,033,874
567,800	Progressive Corp. (The)	12,162,276

	Total Insurance	14,308,462

Real Estate Investment Trusts (REITs) — 0.5%
146,200	American Tower Corp., Class A Shares	9,149,196

Real Estate Management & Development — 0.1%
47,900	CBRE Group Inc., Class A Shares*	878,007

	TOTAL FINANCIALS	84,720,485

HEALTH CARE — 10.5%
Biotechnology — 3.2%
78,614	Alexion Pharmaceuticals Inc.*	6,582,350
408,370	Celgene Corp.*	29,943,730
155,100	Gilead Sciences Inc.*	7,057,050
79,900	Human Genome Sciences Inc.(a)*	629,612
248,092	Vertex Pharmaceuticals Inc.*	9,655,741

	Total Biotechnology	53,868,483

Health Care Equipment & Supplies — 1.1%
30,100	Cooper Cos., Inc. (The)	2,392,348
90,600	Edwards Lifesciences Corp.*	6,625,578
17,263	Intuitive Surgical Inc.*	8,832,096

	Total Health Care Equipment & Supplies	17,850,022

Health Care Providers & Services — 0.9%
33,600	Catalyst Health Solutions Inc.*	2,083,872
35,300	DaVita Inc.*	3,055,215
16,200	Mednax Inc.*	1,205,118
147,200	UnitedHealth Group Inc.	8,206,400

	Total Health Care Providers & Services	14,550,605

Health Care Technology — 0.1%
16,900	Cerner Corp.*	1,247,727
15,900	SXC Health Solutions Corp.*	1,125,720

	Total Health Care Technology	2,373,447

Life Sciences Tools & Services — 0.7%
13,300	Illumina Inc.*	681,625
204,060	Thermo Fisher Scientific Inc.*	11,553,877

	Total Life Sciences Tools & Services	12,235,502

Pharmaceuticals — 4.5%
244,800	Allergan Inc.	21,931,631
116,850	Novo Nordisk, ADR(a)	16,397,561
100,493	Perrigo Co.	10,356,809
104,400	Shire PLC, ADR	10,925,460

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 10.5% — (continued)
Pharmaceuticals — 4.5% — (continued)

854,330	Warner Chilcott PLC, Class A Shares*	$14,292,941
40,700	Watson Pharmaceuticals Inc.*	2,373,624

	Total Pharmaceuticals	76,278,026

	TOTAL HEALTH CARE	177,156,085

INDUSTRIALS — 11.6%
Aerospace & Defense — 2.3%
63,200	BE Aerospace Inc.*	2,897,088
120,383	Precision Castparts Corp.	20,155,726
195,670	United Technologies Corp.	16,410,843

	Total Aerospace & Defense	39,463,657

Air Freight & Logistics — 0.8%
242,800	Expeditors International of Washington Inc.	10,593,364
47,500	HUB Group Inc., Class A Shares*	1,692,425
57,300	UTi Worldwide Inc.	924,822

	Total Air Freight & Logistics	13,210,611

Airlines — 0.1%
17,600	Alaska Air Group Inc.*	1,206,832
58,400	United Continental Holdings Inc.*	1,205,960

	Total Airlines	2,412,792

Commercial Services & Supplies — 0.1%
67,500	Waste Connections Inc.	2,195,100

Construction & Engineering — 0.2%
43,700	Chicago Bridge & Iron Co. NV, Class NY Shares	2,032,924
83,200	Quanta Services Inc.*	1,738,880

	Total Construction & Engineering	3,771,804

Electrical Equipment — 0.4%
70,250	AMETEK Inc.	3,343,900
36,700	Cooper Industries PLC	2,246,774
25,900	Sensata Technologies Holding NV*	839,160

	Total Electrical Equipment	6,429,834

Industrial Conglomerates — 3.2%
498,450	Danaher Corp.	26,333,113
638,530	General Electric Co.	12,163,997
309,830	Tyco International Ltd.	16,055,391

	Total Industrial Conglomerates	54,552,501

Machinery — 3.3%
85,300	Caterpillar Inc.	9,742,113
78,475	Cummins Inc.	9,461,731
133,340	Dover Corp.	8,536,427
244,870	Eaton Corp.	12,779,764
12,700	Navistar International Corp.*	530,606
26,300	Pall Corp.	1,668,735
155,195	Stanley Black & Decker Inc.	11,918,976

	Total Machinery	54,638,352

Professional Services — 0.1%
30,500	Verisk Analytics Inc., Class A Shares*	1,326,750

Road & Rail — 0.8%
415,900	Hertz Global Holdings Inc.*	5,947,370

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 11.6% — (continued)
Road & Rail — 0.8% — (continued)

69,797	Union Pacific Corp.	$7,695,119

	Total Road & Rail	13,642,489

Trading Companies & Distributors — 0.3%
23,500	MSC Industrial Direct Co., Inc., Class A Shares	1,866,135
38,600	WESCO International Inc.*	2,427,554

	Total Trading Companies & Distributors	4,293,689

	TOTAL INDUSTRIALS	195,937,579

INFORMATION TECHNOLOGY — 36.1%
Communications Equipment — 5.2%
45,400	ADTRAN Inc.	1,600,350
784,620	Cisco Systems Inc.	15,598,246
52,500	F5 Networks Inc.*	6,560,400
49,700	JDS Uniphase Corp.*	648,088
455,456	Polycom Inc.*	9,405,166
861,690	QUALCOMM Inc.	53,579,884

	Total Communications Equipment	87,392,134

Computers & Peripherals — 9.2%
237,389	Apple Inc.*	128,769,288
867,070	EMC Corp.*	24,009,168
23,400	NetApp Inc.*	1,006,200

	Total Computers & Peripherals	153,784,656

Electronic Equipment, Instruments & Components — 0.1%
63,300	Jabil Circuit Inc.	1,635,039

Internet Software & Services — 5.8%
44,660	Baidu Inc., ADR*	6,105,022
284,100	eBay Inc.*	10,153,734
100,355	Google Inc., Class A Shares*	62,044,479
547,100	VeriSign Inc.	20,215,345

	Total Internet Software & Services	98,518,580

IT Services — 8.3%
32,800	Alliance Data Systems Corp.(a)*	3,980,608
231,545	Cognizant Technology Solutions Corp., Class A Shares*	16,428,118
61,005	International Business Machines Corp.	12,001,514
116,360	MasterCard Inc., Class A Shares	48,871,199
40,100	NeuStar Inc., Class A Shares*	1,405,505
221,600	Teradata Corp.*	14,747,480
97,500	Total System Services Inc.	2,133,300
29,900	VeriFone Systems Inc.*	1,431,911
325,050	Visa Inc., Class A Shares	37,826,069

	Total IT Services	138,825,704

Semiconductors & Semiconductor Equipment — 1.4%
22,500	Analog Devices Inc.	882,225
259,700	Avago Technologies Ltd.	9,767,317
276,090	Broadcom Corp., Class A Shares*	10,256,744
84,500	Fairchild Semiconductor International Inc., Class A Shares*	1,232,855
27,400	Maxim Integrated Products Inc.	764,186
65,900	Teradyne Inc.*	1,082,078

	Total Semiconductors & Semiconductor Equipment	23,985,405

Software — 6.1%
419,700	Adobe Systems Inc.*	13,803,933

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 36.1% — (continued)
Software — 6.1% — (continued)

37,400	Ariba Inc.*	$1,176,978
24,000	Autodesk Inc.*	908,400
209,320	Check Point Software Technologies Ltd.*	12,174,051
261,010	Citrix Systems Inc.*	19,507,887
376,100	Intuit Inc.	21,753,624
43,900	MICROS Systems Inc.*	2,279,727
627,640	Microsoft Corp.	19,921,294
343,760	Oracle Corp.	10,061,855
52,900	Rovi Corp.*	1,876,892

	Total Software	103,464,641

	TOTAL INFORMATION TECHNOLOGY	607,606,159

MATERIALS — 4.0%
Chemicals — 2.5%
16,300	Celanese Corp., Series A, Class A Shares	775,391
8,660	CF Industries Holdings Inc.	1,610,760
334,240	Dow Chemical Co. (The)	11,200,382
37,200	FMC Corp.	3,681,684
134,300	Monsanto Co.	10,392,134
7,900	Sherwin-Williams Co. (The)	814,885
203,100	Syngenta AG, ADR	13,270,554

	Total Chemicals	41,745,790

Containers & Packaging — 0.1%
36,200	Crown Holdings Inc.*	1,338,314
44,000	Sealed Air Corp.	863,720

	Total Containers & Packaging	2,202,034

Metals & Mining — 0.6%
24,800	Allegheny Technologies Inc.	1,087,976
150,690	Newmont Mining Corp.	8,950,986

	Total Metals & Mining	10,038,962

Paper & Forest Products — 0.8%
379,950	International Paper Co.	13,355,243

	TOTAL MATERIALS	67,342,029

TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
528,200	Crown Castle International Corp.*	27,366,042

	TOTAL COMMON STOCKS (Cost — $1,192,172,818)	1,646,273,619

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,192,172,818)	1,646,273,619

Face
Amount

SHORT-TERM INVESTMENTS (b) — 4.3%
MONEY MARKET FUND — 2.1%
35,098,782	Invesco STIT – Liquid Assets Portfolio(c) (Cost — $35,098,782)	35,098,782

TIME DEPOSITS — 2.2%
24,475,489	HSBC Bank – Grand Cayman, 0.030% due 3/1/12	24,475,489

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 2.2% — (continued)

12,887,606	Wells Fargo – Grand Cayman, 0.030% due 3/1/12	$12,887,606

	TOTAL TIME DEPOSITS (Cost — $37,363,095)	37,363,095

	TOTAL SHORT-TERM INVESTMENTS (Cost — $72,461,877)	72,461,877

	TOTAL INVESTMENTS — 102.0% (Cost — $1,264,634,695#)	1,718,735,496

	Liabilities in Excess of Other Assets — (2.0)%	(33,642,129)

	TOTAL NET ASSETS — 100.0%	$1,685,093,367

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sectorˆ

Information Technology	35.4%
Consumer Discretionary	15.0
Industrials	11.4
Health Care	10.3
Energy	10.0
Financials	4.9
Materials	3.9
Consumer Staples	3.3
Telecommunication Services	1.6
Short-Term Investments	4.2

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.0%
CONSUMER DISCRETIONARY — 6.3%
Distributors — 0.4%
66,000	Genuine Parts Co.	$4,136,880

Diversified Consumer Services — 0.2%
130,300	H&R Block Inc.	2,123,890

Hotels, Restaurants & Leisure — 0.6%
235,000	Carnival Corp.	7,118,150

Household Durables — 0.4%
27,600	Mohawk Industries Inc.*	1,752,876
39,900	Whirlpool Corp.	3,015,243

	Total Household Durables	4,768,119

Leisure Equipment & Products — 0.5%
178,500	Mattel Inc.	5,790,540

Media — 1.5%
187,749	Comcast Corp., Class A Shares	5,516,066
43,700	Omnicom Group Inc.	2,160,528
297,300	Time Warner Inc.	11,062,533

	Total Media	18,739,127

Multiline Retail — 1.3%
72,624	Kohl’s Corp.	3,607,960
202,000	Target Corp.	11,451,380

	Total Multiline Retail	15,059,340

Specialty Retail — 0.9%
151,461	Best Buy Co., Inc.	3,741,087
458,900	Staples Inc.	6,727,474

	Total Specialty Retail	10,468,561

Textiles, Apparel & Luxury Goods — 0.5%
37,005	V. F. Corp.	5,404,580

	TOTAL CONSUMER DISCRETIONARY	73,609,187

CONSUMER STAPLES — 9.1%
Beverages — 0.7%
52,000	Diageo PLC, ADR	4,969,120
49,600	PepsiCo Inc.	3,121,824

	Total Beverages	8,090,944

Food & Staples Retailing — 2.6%
416,877	CVS/Caremark Corp.	18,801,152
105,000	Kroger Co. (The)	2,497,950
203,442	Sysco Corp.	5,985,264
55,100	Wal-Mart Stores Inc.	3,255,308

	Total Food & Staples Retailing	30,539,674

Food Products — 3.3%
500,149	Archer-Daniels-Midland Co.	15,604,649
41,100	Campbell Soup Co.(a)	1,369,452
90,000	HJ Heinz Co.	4,743,900
129,000	Kraft Foods Inc., Class A Shares	4,911,030
356,900	Unilever NV, NY Registered Shares(a)	11,888,339

	Total Food Products	38,517,370

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 9.1% — (continued)

Household Products — 1.4%
219,677	Kimberly-Clark Corp.	$16,010,060

Tobacco — 1.1%
162,500	Altria Group Inc.	4,891,250
63,000	Philip Morris International Inc.	5,261,760
79,300	Reynolds American Inc.	3,325,049

	Total Tobacco	13,478,059

	TOTAL CONSUMER STAPLES	106,636,107

ENERGY — 15.2%
Energy Equipment & Services — 3.9%
98,954	Diamond Offshore Drilling Inc.(a)	6,775,380
103,820	Ensco PLC, ADR	6,052,706
285,000	Halliburton Co.	10,428,150
137,100	McDermott International Inc.*	1,790,526
123,000	National-Oilwell Varco Inc.	10,151,190
61,100	Patterson-UTI Energy Inc.	1,186,562
308,200	Superior Energy Services Inc.*	9,042,588

	Total Energy Equipment & Services	45,427,102

Oil, Gas & Consumable Fuels — 11.3%
100,000	Apache Corp.	10,793,000
119,400	Chesapeake Energy Corp.	2,985,000
231,728	Chevron Corp.	25,286,160
39,700	Cimarex Energy Co.	3,202,599
262,351	ConocoPhillips	20,082,969
93,408	Exxon Mobil Corp.	8,079,792
168,000	Hess Corp.	10,906,560
343,656	Marathon Oil Corp.	11,646,502
107,113	Marathon Petroleum Corp.	4,450,545
119,830	Murphy Oil Corp.	7,661,930
45,400	Royal Dutch Shell PLC, Class A Shares, ADR	3,318,286
208,000	Royal Dutch Shell PLC, Class B Shares, ADR	15,450,240
68,100	Southwestern Energy Co.*	2,251,386
127,100	Total SA, ADR(a)	7,126,497

	Total Oil, Gas & Consumable Fuels	133,241,466

	TOTAL ENERGY	178,668,568

FINANCIALS — 17.1%
Capital Markets — 2.3%
63,800	Ameriprise Financial Inc.	3,557,488
337,000	Bank of New York Mellon Corp. (The)	7,451,070
51,602	Goldman Sachs Group Inc. (The)	5,941,454
41,700	Northern Trust Corp.	1,851,897
186,969	State Street Corp.	7,895,701

	Total Capital Markets	26,697,610

Commercial Banks — 2.3%
616,406	Fifth Third Bancorp	8,389,286
84,300	HSBC Holdings PLC, ADR	3,744,606
56,700	PNC Financial Services Group Inc.	3,374,784
368,393	Wells Fargo & Co.	11,527,017

	Total Commercial Banks	27,035,693

Consumer Finance — 0.7%
166,000	Capital One Financial Corp.	8,399,600

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 17.1% — (continued)

Diversified Financial Services — 2.7%
666,411	Bank of America Corp.	$5,311,296
473,310	JPMorgan Chase & Co.	18,572,684
251,800	NYSE Euronext	7,496,086

	Total Diversified Financial Services	31,380,066

Insurance — 7.5%
98,000	ACE Ltd.	7,027,580
8,647	Alleghany Corp.(a)*	2,807,162
17,000	Allied World Assurance Co. Holdings AG	1,121,490
485,089	Allstate Corp. (The)	15,246,347
43,697	Aon Corp.	2,045,457
53,300	Arch Capital Group Ltd.*	1,974,765
100,200	Fidelity National Financial Inc., Class A Shares	1,729,452
48,800	Loews Corp.	1,910,032
651,716	MetLife Inc.	25,123,651
79,300	PartnerRe Ltd.	5,030,792
133,900	Progressive Corp. (The)	2,868,138
115,000	Prudential Financial Inc.	7,033,400
131,800	Travelers Cos., Inc. (The)	7,640,446
23,400	Validus Holdings Ltd.	713,466
195,400	Willis Group Holdings PLC	7,010,952

	Total Insurance	89,283,130

Real Estate Investment Trusts (REITs) — 1.4%
307,700	Annaly Capital Management Inc.	5,113,974
44,600	Hatteras Financial Corp.(a)	1,270,208
122,000	HCP Inc.	4,819,000
94,000	Health Care REIT Inc.	5,117,360

	Total Real Estate Investment Trusts (REITs)	16,320,542

Thrifts & Mortgage Finance — 0.2%
316,600	Hudson City Bancorp Inc.	2,168,710

	TOTAL FINANCIALS	201,285,351

HEALTH CARE — 12.9%
Health Care Equipment & Supplies — 3.1%
130,000	Baxter International Inc.	7,556,900
184,000	Hospira Inc.*	6,554,080
344,800	Medtronic Inc.	13,143,776
204,384	St. Jude Medical Inc.	8,608,654

	Total Health Care Equipment & Supplies	35,863,410

Health Care Providers & Services — 2.0%
145,300	Aetna Inc.	6,794,228
56,200	Cigna Corp.	2,478,982
81,650	McKesson Corp.	6,818,592
600	Quest Diagnostics Inc.	34,830
137,384	UnitedHealth Group Inc.	7,659,158

	Total Health Care Providers & Services	23,785,790

Life Sciences Tools & Services — 0.1%
15,600	Covance Inc.*	744,588

Pharmaceuticals — 7.7%
120,000	Abbott Laboratories	6,793,200
106,000	AstraZeneca PLC, ADR(a)	4,758,340
156,000	Bristol-Myers Squibb Co.	5,018,520
326,650	Eli Lilly & Co.	12,817,746

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

HEALTH CARE — 12.9% — (continued)
Pharmaceuticals — 7.7% — (continued)

71,800	GlaxoSmithKline PLC, ADR	$3,181,458
244,765	Johnson & Johnson	15,929,306
371,040	Merck & Co., Inc.	14,162,597
825,675	Pfizer Inc.	17,421,742
91,200	Sanofi, ADR	3,377,136
160,000	Teva Pharmaceutical Industries Ltd., ADR	7,169,600

	Total Pharmaceuticals	90,629,645

	TOTAL HEALTH CARE	151,023,433

INDUSTRIALS — 12.4%
Aerospace & Defense — 3.2%
60,500	Boeing Co. (The)	4,534,475
114,050	General Dynamics Corp.	8,351,882
176,000	Honeywell International Inc.	10,484,319
27,000	L-3 Communications Holdings Inc.	1,896,750
39,900	Lockheed Martin Corp.	3,527,559
57,200	Northrop Grumman Corp.	3,421,132
37,600	Rockwell Collins Inc.	2,229,304
85,100	Spirit Aerosystems Holdings Inc., Class A Shares*	2,038,996

	Total Aerospace & Defense	36,484,417

Commercial Services & Supplies — 0.5%
177,000	Pitney Bowes Inc.(a)	3,209,010
224,600	R.R. Donnelley & Sons Co.(a)	3,103,972

	Total Commercial Services & Supplies	6,312,982

Construction & Engineering — 0.9%
57,800	Jacobs Engineering Group Inc.*	2,671,516
213,800	KBR Inc.	7,765,216

	Total Construction & Engineering	10,436,732

Electrical Equipment — 0.9%
127,000	Cooper Industries PLC	7,774,940
30,400	Hubbell Inc., Class B Shares	2,286,688

	Total Electrical Equipment	10,061,628

Industrial Conglomerates — 2.5%
54,450	3M Co.	4,769,820
150,052	Danaher Corp.	7,927,247
883,411	General Electric Co.	16,828,980

	Total Industrial Conglomerates	29,526,047

Machinery — 2.6%
124,200	Dover Corp.	7,951,284
135,100	Eaton Corp.	7,050,869
14,800	Flowserve Corp.	1,754,836
169,900	Ingersoll-Rand PLC	6,775,612
167,600	Navistar International Corp.*	7,002,328

	Total Machinery	30,534,929

Professional Services — 0.6%
26,300	Dun & Bradstreet Corp. (The)	2,173,695
41,500	Equifax Inc.	1,744,660
36,300	Manpower Inc.	1,563,441
32,400	Towers Watson & Co., Class A Shares	2,071,656

	Total Professional Services	7,553,452

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 12.4% — (continued)

Road & Rail — 1.2%
90,000	Norfolk Southern Corp.	$6,201,000
23,500	Ryder System Inc.	1,250,905
64,500	Union Pacific Corp.	7,111,125

	Total Road & Rail	14,563,030

	TOTAL INDUSTRIALS	145,473,217

INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 1.8%
450,981	Cisco Systems Inc.	8,965,502
81,700	Harris Corp.	3,564,571
126,105	Motorola Solutions Inc.	6,280,029
390,900	Nokia Corp., ADR(a)	2,067,861

	Total Communications Equipment	20,877,963

Computers & Peripherals — 0.6%
193,212	Hewlett-Packard Co.	4,890,196
60,300	Lexmark International Inc., Class A Shares	2,223,864

	Total Computers & Peripherals	7,114,060

Electronic Equipment, Instruments & Components — 2.3%
72,900	Arrow Electronics Inc.*	2,926,935
92,400	Avnet Inc.*	3,302,376
462,800	Corning Inc.	6,034,912
1,428,800	Flextronics International Ltd.*	10,073,040
69,500	FLIR Systems Inc.	1,818,815
141,900	Ingram Micro Inc., Class A Shares*	2,714,547

	Total Electronic Equipment, Instruments & Components	26,870,625

Internet Software & Services — 0.1%
21,500	Open Text Corp.*	1,314,080

IT Services — 1.9%
73,200	Broadridge Financial Solutions Inc.	1,781,688
17,400	International Business Machines Corp.	3,423,102
130,000	SAIC Inc.*	1,588,600
106,300	Total System Services Inc.	2,325,844
729,100	Western Union Co. (The)	12,737,377

	Total IT Services	21,856,611

Office Electronics — 0.2%
338,500	Xerox Corp.	2,785,855

Semiconductors & Semiconductor Equipment — 3.1%
64,800	Analog Devices Inc.	2,540,808
734,100	Applied Materials Inc.	8,985,384
451,400	Intel Corp.	12,133,632
357,440	Marvell Technology Group Ltd.*	5,361,600
754,000	ON Semiconductor Corp.*	6,838,780

	Total Semiconductors & Semiconductor Equipment	35,860,204

Software — 3.0%
24,700	BMC Software Inc.*	924,768
602,566	Microsoft Corp.	19,125,445
225,189	Oracle Corp.	6,591,282
400,000	Symantec Corp.*	7,136,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 13.0% — (continued)
Software — 3.0% — (continued)

60,400	Synopsys Inc.*	$1,840,388

	Total Software	35,617,883

	TOTAL INFORMATION TECHNOLOGY	152,297,281

MATERIALS — 4.1%
Chemicals — 1.7%
65,400	Eastman Chemical Co.	3,540,102
93,000	EI Du Pont de Nemours & Co.	4,729,050
185,000	Mosaic Co. (The)	10,683,750

	Total Chemicals	18,952,902

Metals & Mining — 1.1%
70,400	Barrick Gold Corp.	3,360,192
238,055	Freeport-McMoRan Copper & Gold Inc.	10,131,621

	Total Metals & Mining	13,491,813

Paper & Forest Products — 1.3%
439,621	International Paper Co.	15,452,678

	TOTAL MATERIALS	47,897,393

TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 2.6%
531,750	AT&T Inc.	16,266,233
226,900	CenturyLink Inc.	9,132,725
138,000	Verizon Communications Inc.	5,259,180

	Total Diversified Telecommunication Services	30,658,138

Wireless Telecommunication Services — 1.3%
547,000	Vodafone Group PLC, ADR	14,818,230

	TOTAL TELECOMMUNICATION SERVICES	45,476,368

UTILITIES — 3.0%
Electric Utilities — 2.0%
298,550	American Electric Power Co., Inc.	11,228,465
122,995	Entergy Corp.	8,195,157
89,000	NextEra Energy Inc.	5,296,390

	Total Electric Utilities	24,720,012

Multi-Utilities — 0.9%
101,400	Ameren Corp.	3,251,898
90,450	Dominion Resources Inc.	4,565,012
16,100	OGE Energy Corp.	844,928
13,400	SCANA Corp.	603,000
31,800	Xcel Energy Inc.	842,382

	Total Multi-Utilities	10,107,220

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

UTILITIES — 3.0% — (continued)

Water Utilities — 0.1%
26,300	American Water Works Co., Inc.	$901,564

	TOTAL UTILITIES	35,728,796

	TOTAL COMMON STOCKS (Cost — $951,437,018)	1,138,095,701

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $951,437,018)	1,138,095,701

Face
Amount

SHORT-TERM INVESTMENTS (b) — 5.6%
MONEY MARKET FUND — 3.6%
42,169,948	Invesco STIT – Liquid Assets Portfolio(c) (Cost — $42,169,948)	42,169,948

TIME DEPOSITS — 2.0%
11,364,822	HSBC Bank – Grand Cayman, 0.030% due 3/1/12	11,364,822
11,916,985	Wells Fargo – Grand Cayman, 0.030% due 3/1/12	11,916,985

	TOTAL TIME DEPOSITS (Cost — $23,281,807)	23,281,807

	TOTAL SHORT-TERM INVESTMENTS (Cost — $65,451,755)	65,451,755

	TOTAL INVESTMENTS — 102.6% (Cost — $1,016,888,773#)	1,203,547,456

	Liabilities in Excess of Other Assets — (2.6)%	(30,256,942)

	TOTAL NET ASSETS — 100.0%	$1,173,290,514

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.0%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sectorˆ

Financials	16.7%
Energy	14.8
Information Technology	12.7
Health Care	12.5
Industrials	12.1
Consumer Staples	8.9
Consumer Discretionary	6.1
Materials	4.0
Telecommunication Services	3.8
Utilities	3.0
Short-Term Investments	5.4

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.2%
CONSUMER DISCRETIONARY — 15.0%
Auto Components — 1.8%
88,310	Tenneco Inc.*	$3,399,935
42,000	Westport Innovations Inc.(a)*	1,699,740

	Total Auto Components	5,099,675

Diversified Consumer Services — 1.7%
34,600	Coinstar Inc.(a)*	2,014,758
453,750	Stewart Enterprises Inc., Class A Shares(a)	2,822,325

	Total Diversified Consumer Services	4,837,083

Hotels, Restaurants & Leisure — 5.1%
116,200	Boyd Gaming Corp.(a)*	930,762
19,900	Buffalo Wild Wings Inc.*	1,721,151
69,000	Caribou Coffee Co., Inc.*	1,144,020
31,700	CEC Entertainment Inc.	1,209,672
118,200	Cheesecake Factory Inc. (The)*	3,503,448
127,000	Pinnacle Entertainment Inc.*	1,398,270
43,700	Red Robin Gourmet Burgers Inc.*	1,503,717
179,000	Shuffle Master Inc.*	2,613,400

	Total Hotels, Restaurants & Leisure	14,024,440

Media — 1.4%
55,800	Imax Corp.*	1,424,016
122,128	Rentrak Corp.*	2,537,820

	Total Media	3,961,836

Specialty Retail — 4.4%
33,600	Aaron’s Inc.	938,784
50,700	ANN Inc.*	1,211,223
219,359	Bebe Stores Inc.	1,965,457
63,000	Express Inc.*	1,499,400
76,610	Finish Line Inc. (The), Class A Shares	1,761,264
22,700	Genesco Inc.*	1,546,778
31,900	Monro Muffler Brake Inc.	1,463,253
53,220	Rent-A−Center Inc.	1,885,052

	Total Specialty Retail	12,271,211

Textiles, Apparel & Luxury Goods — 0.6%
24,700	Lululemon Athletica Inc.(a)*	1,655,394

	TOTAL CONSUMER DISCRETIONARY	41,849,639

ENERGY — 7.4%
Energy Equipment & Services — 5.3%
63,200	Basic Energy Services Inc.*	1,255,152
23,610	Oil States International Inc.*	1,917,604
240,900	Parker Drilling Co.*	1,524,897
90,300	Patterson-UTI Energy Inc.	1,753,626
166,900	Pioneer Drilling Co.*	1,662,324
77,900	Rowan Cos., Inc.*	2,872,173
129,360	Superior Energy Services Inc.*	3,795,422

	Total Energy Equipment & Services	14,781,198

Oil, Gas & Consumable Fuels — 2.1%
70,950	Alpha Natural Resources Inc.*	1,316,832
103,950	Matador Resources Co.*	1,232,847
35,500	Petroleum Development Corp.*	1,155,170

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

ENERGY — 7.4% — (continued)
Oil, Gas & Consumable Fuels — 2.1% — (continued)

84,060	Tesoro Corp.*	$2,230,112

	Total Oil, Gas & Consumable Fuels	5,934,961

	TOTAL ENERGY	20,716,159

FINANCIALS — 3.9%
Capital Markets — 0.2%
73,520	FXCM Inc., Class A Shares(a)	695,499

Commercial Banks — 1.4%
101,760	East West Bancorp Inc.	2,250,932
113,620	Umpqua Holdings Corp.	1,399,798

	Total Commercial Banks	3,650,730

Consumer Finance — 1.0%
98,280	DFC Global Corp.*	1,760,195
35,600	Green Dot Corp., Class A Shares(a)*	1,136,708

	Total Consumer Finance	2,896,903

Insurance — 0.8%
71,190	Validus Holdings Ltd.	2,170,583

Real Estate Investment Trusts (REITs) — 0.5%
52,200	LaSalle Hotel Properties	1,392,696

	TOTAL FINANCIALS	10,806,411

HEALTH CARE — 16.8%
Biotechnology — 2.8%
219,500	Achillion Pharmaceuticals Inc.*	2,304,750
86,100	AVEO Pharmaceuticals Inc.(a)*	1,122,744
104,600	Idenix Pharmaceuticals Inc.*	1,231,142
64,670	United Therapeutics Corp.*	3,086,699

	Total Biotechnology	7,745,335

Health Care Equipment & Supplies — 4.6%
120,650	Arthrocare Corp.*	3,148,965
107,260	Masimo Corp.(a)*	2,338,268
48,370	Orthofix International NV*	1,896,588
119,370	Quidel Corp.(a)*	1,692,667
329,000	Spectranetics Corp.*	2,553,040
69,200	Tornier NV*	1,626,200

	Total Health Care Equipment & Supplies	13,255,728

Health Care Providers & Services — 4.0%
54,600	Health Net Inc.*	2,060,604
77,460	Lincare Holdings Inc.(a)	2,080,576
47,580	Mednax Inc.*	3,539,475
158,240	Team Health Holdings Inc.*	3,432,226

	Total Health Care Providers & Services	11,112,881

Health Care Technology — 1.0%
88,100	HealthStream Inc.*	1,799,883
24,000	Quality Systems Inc.	1,028,880

	Total Health Care Technology	2,828,763

Life Sciences Tools & Services — 1.9%
66,600	Fluidigm Corp.(a)*	960,372
139,820	ICON PLC, ADR*	2,961,388

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 16.8% — (continued)
Life Sciences Tools & Services — 1.9% — (continued)

46,500	PerkinElmer Inc.	$1,255,500

	Total Life Sciences Tools & Services	5,177,260

Pharmaceuticals — 2.5%
147,300	Akorn Inc.*	1,845,669
76,100	Questcor Pharmaceuticals Inc.*	2,960,290
97,590	Sagent Pharmaceuticals Inc.(a)*	2,116,727

	Total Pharmaceuticals	6,922,686

	TOTAL HEALTH CARE	47,042,653

INDUSTRIALS — 20.6%
Aerospace & Defense — 2.2%
12,800	Cubic Corp.	611,840
111,920	Hexcel Corp.*	2,828,218
44,060	Triumph Group Inc.	2,811,028

	Total Aerospace & Defense	6,251,086

Air Freight & Logistics — 0.4%
28,600	HUB Group Inc., Class A Shares*	1,019,018

Commercial Services & Supplies — 1.0%
53,800	InnerWorkings Inc.*	613,320
46,140	Progressive Waste Solutions Ltd.	944,947
140,280	Steelcase Inc., Class A Shares	1,231,659

	Total Commercial Services & Supplies	2,789,926

Construction & Engineering — 0.5%
59,500	Dycom Industries Inc.*	1,266,160

Machinery — 6.3%
39,160	CLARCOR Inc.	1,976,405
62,040	Colfax Corp.*	2,110,601
14,030	Gardner Denver Inc.	963,580
59,900	Proto Labs Inc.*	1,841,925
55,526	Robbins & Myers Inc.	2,710,224
16,500	Sun Hydraulics Corp.	542,190
130,710	Titan International Inc.(a)	3,220,694
193,800	Wabash National Corp.*	2,046,528
26,500	Wabtec Corp.	1,980,345

	Total Machinery	17,392,492

Professional Services — 3.3%
19,500	Advisory Board Co. (The)*	1,578,330
57,540	Corporate Executive Board Co. (The)	2,384,458
106,590	Huron Consulting Group Inc.*	4,069,606
28,600	Mistras Group Inc.*	640,640
39,100	RPX Corp.*	658,835

	Total Professional Services	9,331,869

Road & Rail — 5.9%
99,500	Arkansas Best Corp.	1,771,100
161,440	Avis Budget Group Inc.*	2,082,576
161,160	Heartland Express Inc.(a)	2,331,985
57,500	J.B. Hunt Transport Services Inc.	2,944,575
40,850	Old Dominion Freight Line Inc.*	1,777,384
33,400	RailAmerica Inc.*	688,040
82,700	Roadrunner Transportation Systems Inc.*	1,476,195
65,400	Saia Inc.*	1,066,674

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 20.6% — (continued)
Road & Rail — 5.9% — (continued)

205,650	Swift Transportation Co., Class A Shares*	$2,410,218

	Total Road & Rail	16,548,747

Trading Companies & Distributors — 1.0%
25,840	Titan Machinery Inc.*	676,750
31,260	Watsco Inc.	2,231,651

	Total Trading Companies & Distributors	2,908,401

	TOTAL INDUSTRIALS	57,507,699

INFORMATION TECHNOLOGY — 28.3%
Communications Equipment — 2.9%
51,630	ADTRAN Inc.	1,819,958
168,230	Emulex Corp.*	1,759,686
162,386	Procera Networks Inc.*	3,160,031
49,700	Riverbed Technology Inc.*	1,414,959

	Total Communications Equipment	8,154,634

Computers & Peripherals — 1.8%
348,800	OCZ Technology Group Inc.(a)*	2,996,192
77,600	Silicon Graphics International Corp.(a)*	751,944
73,800	Xyratex Ltd.	1,263,456

	Total Computers & Peripherals	5,011,592

Electronic Equipment, Instruments & Components — 0.6%
57,400	Fabrinet*	1,025,738
15,700	Universal Display Corp.(a)*	648,567

	Total Electronic Equipment, Instruments & Components	1,674,305

Internet Software & Services — 4.2%
65,000	Active Network Inc. (The)*	1,040,000
131,700	Dice Holdings Inc.*	1,169,496
62,200	Keynote Systems Inc.	1,237,158
213,500	KIT Digital Inc.(a)*	2,158,485
13,400	Rackspace Hosting Inc.*	700,016
14,200	SPS Commerce Inc.*	352,870
97,200	ValueClick Inc.*	2,021,760
136,600	Velti PLC(a)*	1,353,706
45,100	Zillow Inc., Class A Shares*	1,439,592

	Total Internet Software & Services	11,473,083

IT Services — 2.5%
57,400	ExlService Holdings Inc.*	1,596,868
130,140	Higher One Holdings Inc.(a)*	1,913,058
108,595	MoneyGram International Inc.*	1,946,023
36,700	ServiceSource International Inc.(a)*	616,560
6,400	Syntel Inc.	327,680
64,230	WNS Holdings Ltd., ADR*	707,172

	Total IT Services	7,107,361

Semiconductors & Semiconductor Equipment — 3.9%
107,620	ATMI Inc.*	2,370,868
40,645	Cavium Inc.*	1,452,246
58,970	Cirrus Logic Inc.*	1,390,513
70,100	Cypress Semiconductor Corp.	1,209,225
43,490	Fairchild Semiconductor International Inc., Class A Shares*	634,519
32,700	Mellanox Technologies Ltd.(a)*	1,248,159
119,200	Nova Measuring Instruments Ltd.*	879,696

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 28.3% — (continued)
Semiconductors & Semiconductor Equipment — 3.9% — (continued)

59,800	Volterra Semiconductor Corp.*	$1,837,654

	Total Semiconductors & Semiconductor Equipment	11,022,880

Software — 12.4%
58,700	Allot Communications Ltd.*	1,047,795
104,300	Aspen Technology Inc.*	2,144,408
141,280	Cadence Design Systems Inc.*	1,662,866
46,400	Callidus Software Inc.*	343,824
44,500	CommVault Systems Inc.*	2,294,865
24,600	Concur Technologies Inc.*	1,450,170
204,710	Fortinet Inc.*	5,537,405
6,040	Guidewire Software Inc.*	136,625
56,100	Kenexa Corp.*	1,559,019
24,200	MICROS Systems Inc.*	1,256,706
45,300	Monotype Imaging Holdings Inc.*	635,559
88,631	Net 1 UEPS Technologies Inc.*	874,788
19,700	Opnet Technologies Inc.	562,435
42,900	Parametric Technology Corp.*	1,145,430
47,600	PROS Holdings Inc.*	834,428
150,220	QLIK Technologies Inc.*	4,547,159
50,500	RealPage Inc.*	1,001,415
67,860	SolarWinds Inc.*	2,528,464
30,600	Sourcefire Inc.(a)*	1,377,612
74,550	Taleo Corp., Class A Shares*	3,415,881

	Total Software	34,356,854

	TOTAL INFORMATION TECHNOLOGY	78,800,709

MATERIALS — 4.2%
Chemicals — 3.2%
91,070	Kraton Performance Polymers Inc.*	2,530,835
142,570	Solutia Inc.	4,007,643
43,610	Westlake Chemical Corp.(a)	2,626,630

	Total Chemicals	9,165,108

Metals & Mining — 0.4%
16,000	Haynes International Inc.	1,012,640

Paper & Forest Products — 0.6%
77,090	KapStone Paper & Packaging Corp.*	1,549,509

	TOTAL MATERIALS	11,727,257

	TOTAL COMMON STOCKS (Cost — $199,932,295)	268,450,527

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $199,932,295)	268,450,527

Face
Amount

SHORT-TERM INVESTMENTS (b) — 13.4%
MONEY MARKET FUND — 10.2%
28,469,370	Invesco STIT – Liquid Assets Portfolio(c) (Cost — $28,469,370)	28,469,370

TIME DEPOSITS — 3.2%
6,068,195	JPMorgan Chase & Co. - London, 0.030% due 3/1/12	6,068,195

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 3.2% — (continued)

2,979,977	Wells Fargo – Grand Cayman, 0.030% due 3/1/12	$2,979,977

	TOTAL TIME DEPOSITS (Cost — $9,048,172)	9,048,172

	TOTAL SHORT-TERM INVESTMENTS (Cost — $37,517,542)	37,517,542

	TOTAL INVESTMENTS — 109.6% (Cost — $237,449,837#)	305,968,069

	Liabilities in Excess of Other Assets — (9.6)%	(26,679,500)

	TOTAL NET ASSETS — 100.0%	$279,288,569

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sectorˆ

Information Technology	25.7%
Industrials	18.8
Health Care	15.4
Consumer Discretionary	13.7
Energy	6.8
Materials	3.8
Financials	3.5
Short-Term Investments	12.3

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 16.4%
Auto Components — 1.2%
9,500	Autoliv Inc.	$632,700
207,394	Modine Manufacturing Co.*	1,883,138

	Total Auto Components	2,515,838

Automobiles — 1.5%
91,893	Thor Industries Inc.	2,992,955

Diversified Consumer Services — 0.5%
82,200	Service Corp. International	932,148

Hotels, Restaurants & Leisure — 3.6%
26,200	Brinker International Inc.	722,858
22,000	CEC Entertainment Inc.	839,520
23,800	Cheesecake Factory Inc. (The)*	705,432
104,797	International Speedway Corp., Class A Shares	2,636,692
26,300	Jack in the Box Inc.*	627,255
71,019	Marriott Vacations Worldwide Corp.*	1,770,504

	Total Hotels, Restaurants & Leisure	7,302,261

Household Durables — 0.2%
14,100	Meritage Homes Corp.*	365,049

Leisure Equipment & Products — 1.6%
109,616	Brunswick Corp.	2,620,919
15,200	Sturm Ruger & Co., Inc.	635,056

	Total Leisure Equipment & Products	3,255,975

Media — 0.9%
33,400	Cinemark Holdings Inc.	698,728
36,900	Meredith Corp.(a)	1,214,010

	Total Media	1,912,738

Multiline Retail — 0.5%
22,300	Big Lots Inc.*	977,855

Specialty Retail — 5.4%
23,900	Aaron’s Inc.	667,766
14,300	Buckle Inc. (The)	642,356
27,400	Cato Corp. (The), Class A Shares	742,814
11,600	Children’s Place Retail Stores Inc. (The)*	588,700
29,300	Collective Brands Inc.(a)*	527,986
38,000	Finish Line Inc. (The), Class A Shares	873,620
12,100	Genesco Inc.*	824,494
12,400	Group 1 Automotive Inc.	639,468
25,200	Men’s Wearhouse Inc. (The)	975,996
17,700	PetSmart Inc.	986,598
144,894	Regis Corp.	2,508,114
20,300	Rent-A−Center Inc.	719,026
35,500	Stage Stores Inc.	530,725

	Total Specialty Retail	11,227,663

Textiles, Apparel & Luxury Goods — 1.0%
10,400	Warnaco Group Inc. (The)*	610,584
38,400	Wolverine World Wide Inc.	1,464,576

	Total Textiles, Apparel & Luxury Goods	2,075,160

	TOTAL CONSUMER DISCRETIONARY	33,557,642

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 3.1%
Beverages — 0.4%
24,100	Embotelladora Andina SA, Class B Shares, ADR	$760,596

Food & Staples Retailing — 1.7%
14,100	Andersons Inc. (The)	607,569
12,400	Casey’s General Stores Inc.	635,252
38,300	Ruddick Corp.	1,568,768
15,000	Weis Markets Inc.	642,900

	Total Food & Staples Retailing	3,454,489

Food Products — 0.7%
18,200	Cal-Maine Foods Inc.(a)	700,700
12,400	Corn Products International Inc.	711,140

	Total Food Products	1,411,840

Tobacco — 0.3%
13,500	Universal Corp.	620,190

	TOTAL CONSUMER STAPLES	6,247,115

ENERGY — 6.1%
Energy Equipment & Services — 1.8%
13,300	Bristow Group Inc.	627,893
53,900	Helix Energy Solutions Group Inc.*	1,037,036
76,800	Patterson-UTI Energy Inc.	1,491,456
10,400	Tidewater Inc.	618,800

	Total Energy Equipment & Services	3,775,185

Oil, Gas & Consumable Fuels — 4.3%
15,900	Berry Petroleum Co., Class A Shares	857,964
9,500	Cimarex Energy Co.	766,365
21,500	CVR Energy Inc.*	585,015
12,800	Energen Corp.	681,344
51,900	EXCO Resources Inc.(a)	370,047
46,100	Forest Oil Corp.*	596,073
22,800	HollyFrontier Corp.	743,964
46,789	Lone Pine Resources Inc.*	347,642
1,800	Southern Union Co.	79,092
30,500	W&T Offshore Inc.	770,125
40,600	Whiting Petroleum Corp.*	2,380,784
14,700	World Fuel Services Corp.	612,402

	Total Oil, Gas & Consumable Fuels	8,790,817

	TOTAL ENERGY	12,566,002

FINANCIALS — 19.5%
Capital Markets — 1.4%
135,248	KBW Inc.	2,235,649
20,400	Raymond James Financial Inc.	721,548

	Total Capital Markets	2,957,197

Commercial Banks — 7.6%
37,100	Bank of Hawaii Corp.	1,706,600
55,100	Boston Private Financial Holdings Inc.	525,103
164,000	Cathay General Bancorp	2,679,761
10,247	Comerica Inc.	304,233
38,400	Community Bank System Inc.	1,049,088
11,800	Cullen/Frost Bankers Inc.	666,464
26,300	CVB Financial Corp.	283,251
77,485	East West Bancorp Inc.	1,713,968
50,900	First Financial Bancorp	833,233

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 19.5% — (continued)
Commercial Banks — 7.6% — (continued)

32,900	First Midwest Bancorp Inc.	$380,324
33,541	Hancock Holding Co.	1,138,717
32,000	Independent Bank Corp.(a)	879,680
50,000	NBT Bancorp Inc.	1,090,500
16,400	Prosperity Bancshares Inc.	717,336
20,800	S & T Bancorp Inc.(a)	441,168
26,500	Trustmark Corp.	624,870
21,500	WesBanco Inc.	419,250

	Total Commercial Banks	15,453,546

Consumer Finance — 0.4%
69,900	Advance America Cash Advance Centers Inc.	724,863

Insurance — 6.2%
63,400	American Equity Investment Life Holding Co.(a)	767,140
16,900	American Financial Group Inc.	632,905
99,114	AMERISAFE Inc.*	2,236,012
14,300	Delphi Financial Group Inc., Class A Shares	637,208
36,700	Infinity Property & Casualty Corp.	2,012,261
80,088	National Interstate Corp.	1,934,125
35,600	Platinum Underwriters Holdings Ltd.	1,265,936
8,400	RLI Corp.	588,504
66,300	Selective Insurance Group Inc.	1,139,034
8,700	StanCorp Financial Group Inc.	345,912
19,246	Validus Holdings Ltd.	586,811
15,000	W.R. Berkley Corp.	536,250

	Total Insurance	12,682,098

Real Estate Investment Trusts (REITs) — 2.9%
48,664	Brandywine Realty Trust	526,058
41,300	Education Realty Trust Inc.	424,564
62,300	Franklin Street Properties Corp.	642,313
16,200	Government Properties Income Trust	377,946
34,100	Healthcare Realty Trust Inc.	704,847
20,200	Highwoods Properties Inc.	646,400
32,300	Omega Healthcare Investors Inc.	657,951
10,000	PS Business Parks Inc.	624,200
13,300	Sovran Self Storage Inc.	631,883
23,400	Washington Real Estate Investment Trust	693,108

	Total Real Estate Investment Trusts (REITs)	5,929,270

Thrifts & Mortgage Finance — 1.0%
233,667	Astoria Financial Corp.(a)	2,051,596

	TOTAL FINANCIALS	39,798,570

HEALTH CARE — 5.3%
Health Care Equipment & Supplies — 3.8%
18,300	Cantel Medical Corp.	369,477
17,800	Cooper Cos., Inc. (The)	1,414,744
9,700	Haemonetics Corp.*	650,191
28,500	Invacare Corp.	470,535
22,300	STERIS Corp.	699,774
20,200	Teleflex Inc.	1,197,254
67,148	West Pharmaceutical Services Inc.	2,793,357

	Total Health Care Equipment & Supplies	7,595,332

Health Care Providers & Services — 1.2%
47,850	Owens & Minor Inc.	1,433,586

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

HEALTH CARE — 5.3% — (continued)
Health Care Providers & Services — 1.2% — (continued)

23,600	Universal Health Services Inc., Class B Shares	$1,052,796

	Total Health Care Providers & Services	2,486,382

Life Sciences Tools & Services — 0.3%
24,200	PerkinElmer Inc.	653,400

	TOTAL HEALTH CARE	10,735,114

INDUSTRIALS — 22.6%
Aerospace & Defense — 0.9%
11,400	Alliant Techsystems Inc.	684,000
17,600	Curtiss-Wright Corp.	653,840
14,400	Elbit Systems Ltd.(a)	530,064

	Total Aerospace & Defense	1,867,904

Commercial Services & Supplies — 5.8%
205,928	ACCO Brands Corp.*	2,429,949
41,600	Brink’s Co. (The)	1,050,400
44,400	Ennis Inc.	744,144
29,500	Knoll Inc.	454,890
58,125	Mine Safety Appliances Co.	2,142,488
147,767	Schawk Inc., Class A Shares	1,635,781
11,100	Unifirst Corp.	666,888
20,600	United Stationers Inc.	598,224
113,997	Viad Corp.	2,218,382

	Total Commercial Services & Supplies	11,941,146

Construction & Engineering — 1.6%
28,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,316,516
164,579	Great Lakes Dredge & Dock Corp.	1,166,865
22,600	KBR Inc.	820,832

	Total Construction & Engineering	3,304,213

Electrical Equipment — 3.2%
65,020	Belden Inc.	2,566,339
85,146	EnerSys*	2,859,203
17,900	Regal-Beloit Corp.	1,208,250

	Total Electrical Equipment	6,633,792

Machinery — 8.2%
33,800	Actuant Corp., Class A Shares	952,146
32,800	Altra Holdings Inc.*	639,272
25,400	Barnes Group Inc.	703,580
129,994	Briggs & Stratton Corp.	2,202,098
13,500	Crane Co.	655,695
162,937	Douglas Dynamics Inc.	2,118,181
15,900	Gardner Denver Inc.	1,092,012
20,994	ITT Corp.	523,800
137,789	John Bean Technologies Corp.	2,379,617
17,300	Kennametal Inc.	797,011
875,622	Mueller Water Products Inc., Class A Shares	2,600,598
28,500	Titan International Inc.	702,240
17,300	Twin Discount Inc.(a)	552,908
7,200	Valmont Industries Inc.	799,704

	Total Machinery	16,718,862

Marine — 0.9%
24,700	Alexander & Baldwin Inc.	1,146,327

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 22.6% — (continued)
Marine — 0.9% — (continued)

11,000	Kirby Corp.*	$754,820

	Total Marine	1,901,147

Road & Rail — 1.0%
21,600	Saia Inc.*	352,296
68,900	Werner Enterprises Inc.(a)	1,668,758

	Total Road & Rail	2,021,054

Trading Companies & Distributors — 1.0%
49,700	United Rentals Inc.(a)*	2,071,496

	TOTAL INDUSTRIALS	46,459,614

INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 0.6%
16,400	Black Box Corp.	441,488
132,200	Brocade Communications Systems Inc.*	764,116

	Total Communications Equipment	1,205,604

Computers & Peripherals — 0.6%
16,800	Diebold Inc.	657,384
30,000	Electronics for Imaging Inc.*	478,800

	Total Computers & Peripherals	1,136,184

Electronic Equipment, Instruments & Components — 2.6%
49,200	AVX Corp.	651,408
30,900	Jabil Circuit Inc.	798,147
17,000	Tech Data Corp.*	909,160
83,200	Vishay Intertechnology Inc.*	1,020,032
428,312	X-Rite Inc.*	1,940,253

	Total Electronic Equipment, Instruments & Components	5,319,000

Internet Software & Services — 0.3%
22,300	j2 Global Inc.	659,411

IT Services — 0.6%
447,656	Lionbridge Technologies Inc.*	1,159,429

Semiconductors & Semiconductor Equipment — 1.5%
20,800	Brooks Automation Inc.	248,560
48,200	Cirrus Logic Inc.*	1,136,556
34,500	Micrel Inc.	368,115
88,700	ON Semiconductor Corp.*	804,509
110,900	RF Micro Devices Inc.*	528,993

	Total Semiconductors & Semiconductor Equipment	3,086,733

Software — 2.2%
121,300	Compuware Corp.*	1,092,913
14,700	NetScout Systems Inc.*	312,081
51,300	Parametric Technology Corp.*	1,369,710
11,120	QAD Inc., Class A Shares*	151,788
2,780	QAD Inc., Class B Shares*	38,225
51,800	Synopsys Inc.*	1,578,346

	Total Software	4,543,063

	TOTAL INFORMATION TECHNOLOGY	17,109,424

MATERIALS — 12.4%
Chemicals — 7.5%
34,000	Albemarle Corp.	2,261,680

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

MATERIALS — 12.4% — (continued)
Chemicals — 7.5% — (continued)

15,700	Cabot Corp.	$636,007
17,300	Cytec Industries Inc.	1,028,658
73,500	Ferro Corp.*	407,925
13,000	FMC Corp.	1,286,610
85,601	Georgia Gulf Corp.*	2,761,489
12,600	Innophos Holdings Inc.	634,788
10,800	International Flavors & Fragrances Inc.	615,924
27,000	Methanex Corp.	846,180
3,100	NewMarket Corp.(a)	565,533
13,400	Scotts Miracle-Gro Co. (The), Class A Shares(a)	627,656
16,400	Sensient Technologies Corp.	606,636
68,643	Solutia Inc.	1,929,555
24,000	Valspar Corp.	1,112,400

	Total Chemicals	15,321,041

Containers & Packaging — 2.1%
173,917	Myers Industries Inc.	2,316,574
9,800	Rock-Tenn Co., Class A Shares	690,802
15,000	Silgan Holdings Inc.	637,800
19,700	Sonoco Products Co.	646,948

	Total Containers & Packaging	4,292,124

Metals & Mining — 2.2%
8,900	Compass Minerals International Inc.	641,245
27,792	Gold Resource Corp.(a)	679,514
67,400	HudBay Minerals Inc.	811,496
36,000	IAMGOLD Corp.	544,320
11,300	Kaiser Aluminum Corp.	546,242
10,000	Royal Gold Inc.	694,500
42,500	Steel Dynamics Inc.	629,425

	Total Metals & Mining	4,546,742

Paper & Forest Products — 0.6%
19,600	Buckeye Technologies Inc.	669,536
29,200	P.H. Glatfelter Co.	455,812

	Total Paper & Forest Products	1,125,348

	TOTAL MATERIALS	25,285,255

TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.3%
62,800	Premiere Global Services Inc.*	543,220

Wireless Telecommunication Services — 0.2%
31,300	Cellcom Israel Ltd.(a)	417,855

	TOTAL TELECOMMUNICATION SERVICES	961,075

UTILITIES — 3.8%
Electric Utilities — 1.1%
31,800	El Paso Electric Co.	1,040,814
24,500	Portland General Electric Co.	603,680
22,300	Westar Energy Inc.	613,696

	Total Electric Utilities	2,258,190

Gas Utilities — 1.8%
15,500	AGL Resources Inc.	617,985
19,700	Atmos Energy Corp.	605,381
43,200	Southwest Gas Corp.	1,842,480

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

UTILITIES — 3.8% — (continued)
Gas Utilities — 1.8% — (continued)

22,700	UGI Corp.	$641,275

	Total Gas Utilities	3,707,121

Multi-Utilities — 0.9%
13,800	Black Hills Corp.	453,192
23,200	NorthWestern Corp.	805,736
11,200	OGE Energy Corp.	587,776

	Total Multi-Utilities	1,846,704

	TOTAL UTILITIES	7,812,015

	TOTAL COMMON STOCKS (Cost — $139,787,599)	200,531,826

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $139,787,599)	200,531,826

Face
Amount

SHORT-TERM INVESTMENTS (b) — 6.7%
COMMERCIAL PAPER — 0.2%
410,000	Abbey National North America LLC, 0.140% due 3/1/12(c) (Cost — $409,998)	409,998

MONEY MARKET FUND — 5.4%
11,080,092	Invesco STIT – Liquid Assets Portfolio(d) (Cost — $11,080,092)	11,080,092

TIME DEPOSITS — 1.1%
4,194	BBH – Grand Cayman, 0.030% due 3/1/12	4,194
913,791	HSBC Bank – Grand Cayman, 0.030% due 3/1/12	913,791
1,385,915	Wells Fargo – Grand Cayman, 0.030% due 3/1/12	1,385,915

	TOTAL TIME DEPOSITS (Cost — $2,303,900)	2,303,900

	TOTAL SHORT-TERM INVESTMENTS (Cost — $13,793,990)	13,793,990

	TOTAL INVESTMENTS — 104.8% (Cost — $153,581,589#)	214,325,816

	Liabilities in Excess of Other Assets — (4.8)%	(9,874,392)

	TOTAL NET ASSETS — 100.0%	$204,451,424

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.3%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Summary of Investments by Security Sectorˆ

Industrials	21.7%
Financials	18.6
Consumer Discretionary	15.7
Materials	11.8
Information Technology	8.0
Energy	5.9
Health Care	5.0
Utilities	3.6
Consumer Staples	2.9
Telecommunication Services	0.4
Short-Term Investments	6.4

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 95.2%
Argentina — 0.5%
33,864	Arcos Dorados Holdings Inc., Class A Shares	$711,821
11,637	MercadoLibre Inc.	1,132,397

	Total Argentina	1,844,218

Australia — 3.0%
2,495	Acrux Ltd.	10,190
2,075	Adelaide Brighton Ltd.	6,708
34,920	Aditya Birla Minerals Ltd.	30,104
96,853	Amcor Ltd.	741,018
42,854	APN News & Media Ltd.	41,792
22,744	Ardent Leisure Group	28,675
203,031	Aspen Group	108,299
292,953	Atlas Iron Ltd.	1,007,039
4,164	Ausdrill Ltd.	17,814
3,860	Australand Property Group	11,023
54,012	Australia & New Zealand Banking Group Ltd.	1,277,564
2,810	Bank of Queensland Ltd.	22,226
92,812	Beach Energy Ltd.	156,522
32,358	BHP Billiton Ltd.	1,258,770
919,325	BlueScope Steel Ltd.*	416,079
14,099	Challenger Infrastructure Fund, Class A Shares	17,852
220,424	Downer EDI Ltd.*	938,239
11,270	DUET Group	21,617
111,530	Emeco Holdings Ltd.	129,199
3,574	Flight Centre Ltd.	86,039
11,013	GrainCorp Ltd.	93,991
84,611	Grange Resources Ltd.	57,897
2,216	iiNET Ltd.	7,188
973	Iluka Resources Ltd.	17,510
21,398	Industrea Ltd.	20,407
3,869	Kingsgate Consolidated Ltd.	28,601
29,907	Mincor Resources NL	22,721
610,845	Mount Gibson Iron Ltd.	832,682
37,045	National Australia Bank Ltd.	944,899
31,951	Newcrest Mining Ltd.	1,153,074
4,278	Nufarm Ltd.*	21,759
12,686	OneSteel Ltd.	14,491
4,753	Panoramic Resources Ltd.	6,786
40,813	Perilya Ltd.*	19,131
6,463	Primary Health Care Ltd.	21,799
23,447	Programmed Maintenance Services Ltd.	54,323
10,655	Seven West Media Ltd.	45,583
38,971	Spark Infrastructure Group(a)	57,323
16,688	STW Communications Group Ltd.	17,444
158,891	Toll Holdings Ltd.	970,823
12,586	Transfield Services Ltd.	33,093

	Total Australia	10,768,294

Austria — 0.0%
649	Oesterreichische Post AG	21,468
1,706	Strabag SE	51,508

	Total Austria	72,976

Belgium — 1.1%
51,531	Anheuser-Busch InBev NV	3,471,055
2,766	Arseus NV	43,899
293	Barco NV	19,290
803	Befimmo SCA Sicafi	51,654

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Belgium — 1.1% — (continued)

724	Bekaert SA	$24,273
2,951	Cie Maritime Belge SA	66,389
534	Elia System Operator SA	21,488
1,252	Gimv NV	61,335
224	Tessenderlo Chemie NV	7,356

	Total Belgium	3,766,739

Bermuda — 0.3%
13,063	Catlin Group Ltd.	86,744
19,756	Seadrill Ltd.	821,114

	Total Bermuda	907,858

Brazil — 2.9%
50,310	Banco do Brasil SA, ADR(b)	816,531
95,900	BM&FBVESPA SA	642,296
92,600	BR Malls Participações SA	1,188,031
20,453	BRF – Brasil Foods SA	428,004
14,685	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(b)	686,671
29,500	Embraer SA, ADR	886,770
31,596	Itaú Unibanco Holding SA, ADR	665,096
43,400	Natura Cosméticos SA	1,024,316
174,000	OGX Petróleo e Gas Participações SA*	1,724,228
52,500	PDG Realty SA Empreendimentos e Participações, ADR	456,750
62,909	Petróleo Brasileiro SA, ADR	1,877,205

	Total Brazil	10,395,898

Canada — 3.8%
43,413	Canadian National Railway Co.	3,347,735
33,320	Canadian Natural Resources Ltd.	1,240,403
23,939	Cenovus Energy Inc.	933,152
17,253	First Quantum Minerals Ltd.	395,893
18,183	Imax Corp.*	464,030
64,711	Nexen Inc.	1,322,881
29,308	Pacific Rubiales Energy Corp.	853,412
14,502	Potash Corp. of Saskatchewan Inc.	676,559
29,468	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	1,371,735
20,724	Shoppers Drug Mart Corp.	882,815
36,063	Suncor Energy Inc.	1,301,945
11,017	Toronto-Dominion Bank (The)	902,553

	Total Canada	13,693,113

China — 3.3%
12,087	Baidu Inc., ADR*	1,652,293
260,175	China Life Insurance Co., Ltd., Class H Shares	811,820
577,294	China Merchants Bank Co., Ltd., Class H Shares	1,323,451
150,000	China Shenhua Energy Co., Ltd., Class H Shares	691,427
1,414,461	CNOOC Ltd.	3,239,014
2,755,000	Industrial & Commercial Bank of China, Class H Shares	2,021,217
311,296	Sinopharm Group Co., Class H Shares	846,906
40,325	Tencent Holdings Ltd.	1,052,359
8,660	Trina Solar Ltd., ADR*	66,682

	Total China	11,705,169

Denmark — 1.4%
406	ALK-Abello AS	24,803
962	Coloplast AS, Class B Shares	158,677
383	D/S Norden	11,286
978	East Asiatic Co., Ltd.	27,413
27,885	Novo Nordisk AS, Class B Shares	3,920,585

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Denmark — 1.4% — (continued)

25,352	Novozymes AS, Class B Shares	$756,164
2,197	Schouw & Co.	48,357

	Total Denmark	4,947,285

Finland — 0.0%
4,000	Technopolis PLC	20,841
3,343	Tieto Oyj	61,498
1,562	Tikkurila Oyj	31,614

	Total Finland	113,953

France — 7.1%
46,479	Acanthe Developpement SA(b)	36,635
12,844	Air Liquide SA	1,673,512
753	Arkema SA	69,191
31,096	AXA SA	502,874
56,551	BNP Paribas SA	2,767,750
35,099	Cap Gemini SA	1,550,669
9,212	Casino Guichard Perrachon SA	899,871
1,092	Cegid Group	27,718
28,393	Cie de Saint-Gobain	1,351,883
9,418	Cie Générale des Etablissements Michelin, Class B Shares	651,243
11,838	Cie Générale d’Optique Essilor International SA	945,103
421	Ciments Français SA	31,991
70	Derichebourg SA	234
445	Esso SA Français	45,717
45	Euler Hermes SA	3,405
49,913	GDF Suez	1,298,284
17,482	LVMH Moët Hennessy Louis Vuitton SA	2,949,747
2,072	Nexity SA	58,365
35	NRJ Group	295
7,559	Pernod-Ricard SA	784,245
4,500	Plastic Omnium SA	131,027
38,835	Publicis Groupe SA	2,130,519
414	Rallye SA	15,132
32,725	Safran SA	1,099,751
29,454	Schneider Electric SA	2,007,196
6,316	Sequana SA	49,024
21,307	Total SA	1,195,249
3,870	Unibail-Rodamco SE	749,668
2,498	Valeo SA	134,773
11,100	Vallourec SA	783,715
48,846	Veolia Environnement SA	599,375
48,931	Vivendi SA	1,053,754

	Total France	25,597,915

Germany — 9.2%
41,142	Adidas AG	3,241,756
23,196	Allianz SE	2,820,901
23,547	BASF SE	2,073,057
11,885	Bayer AG	881,216
23,273	Bayerische Motoren Werke AG	2,158,687
71	Bilfinger Berger AG	6,972
789	Cewe Color Holding AG	34,995
37,212	Daimler AG, Registered Shares	2,256,739
54,598	Deutsche Lufthansa AG	760,037
70,712	Deutsche Telekom AG	827,537
5,295	Freenet AG	71,941
21,811	Fresenius Medical Care AG & Co. KGaA	1,532,097
71,435	GEA Group AG	2,420,196

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Germany — 9.2% — (continued)

42	Gerresheimer AG	$1,870
619	Gesco AG	58,060
28,108	Hannover Rüeckversicherung AG	1,564,558
2,305	Indus Holding AG	67,638
167,767	Infineon Technologies AG*	1,701,358
15,766	Kabel Deutschland Holding AG*	949,291
1,411	Leoni AG	70,952
4,118	Linde AG	686,580
23,530	Metro AG	934,245
1,720	Rheinmetall AG	104,609
4,438	Rhoen Klinikum AG	87,096
52,783	SAP AG	3,571,606
21,889	Siemens AG	2,189,102
5,988	Sixt AG	132,795
6,123	SMA Solar Technology AG(b)	314,113
22,103	Symrise AG	646,970
4,921	Volkswagen AG	836,240

	Total Germany	33,003,214

Greece — 0.0%
3,416	Eurobank Properties Real Estate Investment Co.	18,254
978	Hellenic Petroleum SA	7,186
6,005	Metka SA	47,171
5,855	Motor Oil Hellas Corinth Refineries SA	41,457
28	Mytilineos Holdings SA*	103

	Total Greece	114,171

Hong Kong — 3.2%
588,000	Belle International Holdings Ltd., Class A Shares	965,886
82,500	China Mobile Ltd.	882,367
97,200	China Resources Enterprise Ltd.	362,196
272,000	China Ting Group Holdings Ltd.	19,289
998,000	China Unicom Hong Kong Ltd.	1,798,939
490,000	COSCO Pacific Ltd.	740,462
367,598	CSI Properties Ltd.	11,849
262,000	Emperor International Holdings	49,997
102,000	Glorious Sun Enterprises Ltd.	38,271
351,000	Hang Lung Properties Ltd.	1,330,557
42,400	HKR International Ltd.	16,948
85,100	Hong Kong Exchanges & Clearing Ltd.	1,584,440
40,910	Jardine Strategic Holdings Ltd.	1,250,210
17,000	Kowloon Development Co., Ltd.	18,544
332,000	Li & Fung Ltd.	765,393
84,000	Norstar Founders Group Ltd.(c)(d)*	0
206,000	Oriental Press Group	23,374
200,000	Pacific Andes International Holdings Ltd.	21,661
43,000	Pacific Textile Holdings Ltd.	27,943
74,000	Regal Hotels International Holdings Ltd.	27,193
122,000	Singamas Container Holdings Ltd.	36,966
23,000	SmarTone Telecommunications Holding Ltd.	49,050
34,000	SOCAM Development Ltd.	38,271
52,000	Sun Hung Kai Properties Ltd.	801,888
44,400	Swire Pacific Ltd., Class A Shares	504,071
272,000	Victory City International Holdings Ltd.	31,564
36,000	Xinyi Glass Holdings Ltd.	22,652

	Total Hong Kong	11,419,981

India — 0.2%
18,776	ICICI Bank Ltd., ADR	681,569

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Ireland — 1.9%
25,148	Accenture PLC, Class A Shares	$1,497,311
3,248	Beazley PLC	7,419
24,600	Covidien PLC	1,285,350
40,791	CRH PLC	877,086
75,348	Experian PLC	1,136,374
34,116	Shire PLC	1,196,117
88,103	Total Produce PLC	53,907
18,524	United Drug PLC	55,929
51,444	WPP PLC	659,339

	Total Ireland	6,768,832

Israel — 1.8%
55,273	Check Point Software Technologies Ltd.*	3,214,678
15,241	Industrial Buildings Corp.*	21,866
53	Paz Oil Co., Ltd.	6,964
635	Plasson Industries Ltd.	15,343
71,233	Teva Pharmaceutical Industries Ltd., ADR	3,191,951
12,669	Union Bank of Israel*	35,836

	Total Israel	6,486,638

Italy — 0.3%
14,656	ACEA SpA	103,283
6,700	Astaldi SpA	53,481
1,912	Autostrada Torino-Milano SpA	18,046
1,662	Danieli & C Officine Meccaniche SpA	23,336
2,075	Engineering Ingegneria Informatica SpA	62,012
7,083	Hera SpA	10,664
22,770	Immobiliare Grande Distribuzione	24,792
11,593	Iren SpA	11,167
33,154	KME Group SpA	14,364
4,825	Lottomatica SpA*	82,122
108,500	Prada SpA*	614,148
6,432	Recordati SpA	48,979
740	Reply SpA	16,549
9,252	Società Iniziative Autostradali e Servizi SpA	75,274

	Total Italy	1,158,217

Japan — 12.7%
15,700	Airport Facilities Co., Ltd.	76,840
36,200	Aisin Seiki Co., Ltd.	1,277,253
9,000	Akita Bank Ltd. (The)	28,737
1,700	Aoyama Trading Co., Ltd.	31,730
1,100	As One Corp.	23,854
4,000	ASKA Pharmaceutical Co., Ltd.	26,136
2,700	Autobacs Seven Co., Ltd.	129,150
8,000	Bank of Nagoya Ltd. (The)	27,911
10,000	Bank of Saga Ltd. (The)	26,506
2,000	Bank of the Ryukyus Ltd.	25,445
10,350	Belluna Co., Ltd.	81,917
24,100	Bridgestone Corp.	581,145
79,969	Canon Inc.	3,628,008
3,500	Chiyoda Co., Ltd.	63,515
45,000	Chuetsu Pulp & Paper Co., Ltd.	98,194
1,000	Coca-Cola Central Japan Co., Ltd.	12,723
800	Cocokara fine Inc.	22,565
10,000	Daiichi Jitsugyo Co., Ltd.	46,970
661	Dai-ichi Life Insurance Co., Ltd. (The)	870,305
10,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	47,094
2,000	Daiso Co., Ltd.	6,485

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Japan — 12.7% — (continued)

9,400	Daito Trust Construction Co., Ltd.	$829,736
3,800	DCM Holdings Co., Ltd.	27,171
4,200	EDION Corp.	30,497
15,000	Eighteenth Bank Ltd. (The)	47,155
22,720	FANUC Corp.	4,125,815
18	Fields Corp.	27,539
186,000	Fujitsu Ltd.	1,011,231
10,000	Furukawa-Sky Aluminum Corp.	31,067
6,000	Fuso Pharmaceutical Industries Ltd.	17,013
3,300	Hakuto Co., Ltd.	33,523
12,000	Hanwa Co., Ltd.	56,069
112	Heiwa Real Estate REIT Inc., Class A Shares	63,308
5,300	Hibiya Engineering Ltd.	57,695
26,000	Higashi-Nippon Bank Ltd. (The)	59,299
3,400	Hitachi Capital Corp.	52,730
13,000	Hokuetsu Bank Ltd. (The)	27,726
3,000	Hokuetsu Kishu Paper Co., Ltd.	19,602
99,400	Honda Motor Co., Ltd.	3,792,676
4,600	Hosiden Corp.	35,557
32,700	Hoya Corp.	762,725
36,600	Ibiden Co., Ltd.	883,020
11,600	Inabata & Co., Ltd.	74,507
4,600	Ines Corp.	36,521
11,000	Jaccs Co., Ltd.	37,564
2,000	Japan Pulp & Paper Co., Ltd.	7,249
129	Japan Rental Housing Investments Inc., Class A Shares	62,659
10,000	J-Oil Mills Inc.	29,341
4,000	Kandenko Co., Ltd.	21,007
800	Kato Sangyo Co., Ltd.	15,346
181	KDDI Corp.	1,151,402
1,600	Kissei Pharmaceutical Co., Ltd.	31,225
3,000	Kohnan Shoji Co., Ltd.	43,864
3,900	Kojima Co., Ltd.	24,088
107,114	Komatsu Ltd.	3,198,299
125,500	Konica Minolta Holdings Inc.	1,061,370
15,000	Kurabo Industries Ltd.	30,512
36,200	Kuraray Co., Ltd.	523,040
4,000	Kyodo Printing Co., Ltd.	12,180
3,000	KYORIN Holdings Inc.	53,221
107,000	Marubeni Corp.	766,406
17,000	Marudai Food Co., Ltd.	66,437
8,000	Maruzen Showa Unyu Co., Ltd.	26,333
41	MID Reit Inc., Class A Shares	107,106
10,000	Mie Bank Ltd. (The)	24,410
2,200	Mikuni Coca-Cola Bottling Co., Ltd.	18,741
1,500	Ministop Co., Ltd.	27,165
1,500	Mirait Holdings Corp.	11,502
114,200	Mitsubishi Corp.	2,803,084
5,000	Mitsui Home Co., Ltd.	27,184
10,000	Miyazaki Bank Ltd. (The)	27,492
1,500	Nafco Co., Ltd.	27,239
3,500	Nagase & Co., Ltd.	40,819
6,300	NEC Capital Solutions Ltd.	95,764
2,700	NEC Fielding Ltd.	34,717
1,200	NEC Mobiling Ltd.	41,275
8,000	Nihon Yamamura Glass Co., Ltd.	20,021
28,000	Nippon Road Co., Ltd. (The)	114,948
19,800	Nippon Telegraph & Telephone Corp.	936,115
19,450	NKSJ Holdings Inc.	457,026

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Japan — 12.7% — (continued)

4,000	Nohmi Bosai Ltd.	$26,136
23,500	Nomura Research Institute Ltd.	560,014
5,000	Okuwa Co., Ltd.	70,702
8,300	Onoken Co., Ltd.	75,720
2,200	Otsuka Kagu Ltd.	26,580
1,800	Paltac Corp.*	24,521
3,100	Parco Co., Ltd.	30,192
1,116	Rakuten Inc.	1,111,666
3,900	Round One Corp.	25,530
4,600	Ryoyo Electro Corp.	50,472
500	S Foods Inc.	4,130
1,600	Sangetsu Co., Ltd.	41,758
2,000	Sanki Engineering Co., Ltd.	11,071
100	Sanoh Industrial Co., Ltd.	809
3,400	Sanshin Electronics Co., Ltd.	32,401
45,000	Sekisui Chemical Co., Ltd.	387,228
19,000	Senko Co., Ltd.	72,613
4,700	Senshukai Co., Ltd.	31,637
42,300	Seven & I Holdings Co., Ltd.	1,171,248
8,800	Shimamura Co., Ltd.	964,458
4,200	Shinko Shoji Co., Ltd.	37,798
5,000	Sinanen Co., Ltd.	23,670
95	SKY Perfect JSAT Holdings Inc.	44,446
64,700	Sony Financial Holdings Inc.	1,186,080
13,000	Sumikin Bussan Corp.	35,098
40,400	Sumitomo Mitsui Financial Group Inc.	1,373,147
284,000	Sumitomo Mitsui Trust Holdings Inc.	987,339
34,000	Sumitomo Realty & Development Co., Ltd.	794,724
20,000	Takiron Co., Ltd.	70,024
3,600	Tohokushinsha Film Corp.	25,120
2,000	Tokyo Energy & Systems Inc.	12,328
25,000	Tokyo Tekko Co., Ltd.	89,379
24,000	Topy Industries Ltd.	69,235
1,700	Torii Pharmaceutical Co., Ltd.	31,688
193,000	Toshiba Corp.	847,044
11,000	Toshiba TEC Corp.	40,819
2,000	Toyo Ink SC Holdings Co., Ltd.	8,260
46,549	Toyota Motor Corp.	1,925,314
4,700	TSI Holdings Co., Ltd.	28,508
27,000	Uchida Yoko Co., Ltd.	92,202
14,000	Unicharm Corp.	725,760
4,000	Uniden Corp.	15,583
11,300	UNY Co., Ltd.	112,700
800	Vital KSK Holdings Inc.	6,845
2,200	Yachiyo Bank Ltd. (The)	56,712
74,000	Yaskawa Electric Corp.	711,582
6,000	Yodogawa Steel Works Ltd.	26,851
2,100	Yokohama Reito Co., Ltd.	16,155
1,600	Yonekyu Corp.	14,557
14,000	Yurtec Corp.	82,155

	Total Japan	45,420,825

Jersey, Channel Islands — 0.0%
6,249	Phoenix Group Holdings	54,823

Luxembourg — 0.5%
602	GAGFAH SA	3,412
16,299	Millicom International Cellular SA	1,834,963

	Total Luxembourg	1,838,375

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Mexico — 0.9%
1,006,800	América Móvil SAB de CV	$1,214,098
630,300	Wal-Mart de Mexico SAB de CV, Class V Shares	1,968,910

	Total Mexico	3,183,008

Netherlands — 3.9%
1,805	ASM International NV	67,857
24,298	ASML Holding NV	1,119,902
10,058	BE Semiconductor Industries NV	78,593
998	CSM NV	18,839
2,022	Heijmans NV	21,097
310,558	ING Groep NV*	2,762,336
71,247	Koninklijke Ahold NV	987,994
21,767	LyondellBasell Industries NV, Class A Shares	939,899
3,568	Mediq NV	58,082
6,721	New World Resources PLC, Class A Shares	58,642
3,591	Nieuwe Steen Investments NV	42,558
147,111	Reed Elsevier NV(b)	1,820,485
64,506	Royal Dutch Shell PLC, Class B Shares	2,396,904
62,298	SBM Offshore NV	1,133,552
44,336	Sensata Technologies Holding NV*	1,436,486
96	Wereldhave NV	7,195
57,160	Yandex NV, Class A Shares(b)*	1,217,508

	Total Netherlands	14,167,929

New Zealand — 0.2%
15,185	Nuplex Industries Ltd.	32,642
434,726	Telecom Corp. of New Zealand Ltd.	781,185
6,410	Vector Ltd.	14,048

	Total New Zealand	827,875

Norway — 1.6%
3,359	Atea ASA	40,069
11,436	Austevoll Seafood ASA	49,849
2,863	Cermaq ASA	40,341
105,277	DNB ASA	1,354,984
3,178	Fred Olsen Energy ASA	133,968
2,208	Leroy Seafood Group ASA	37,033
5,767	SpareBank 1 SMN	42,414
45,367	Statoil ASA	1,302,083
2,292	Statoil Fuel & Retail ASA*	15,007
72,300	Telenor ASA	1,339,729
43,836	TGS Nopec Geophysical Co. ASA	1,269,936

	Total Norway	5,625,413

Singapore — 0.7%
45,600	AIMS AMP Capital Industrial REIT	39,101
59,000	Frasers Commercial Trust	39,480
15,000	Guocoland Ltd.	23,080
31,000	Hi-P International Ltd.	22,358
17,000	Hong Leong Asia Ltd.	27,656
38,000	K-Green Trust	29,234
210,000	Lippo Malls Indonesia Retail Trust	66,474
16,000	Mapletree Logistics Trust	11,540
61,000	Metro Holdings Ltd.	32,508
8,444	Miclyn Express Offshore Ltd.	17,698
279,000	SembCorp. Industries Ltd.	1,182,763
156,000	Singapore Telecommunications Ltd.	396,298
28,000	Stamford Land Corp., Ltd.	12,005
21,000	United Engineers Ltd.	40,894

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Singapore — 0.7% — (continued)

47,000	United Overseas Bank Ltd.	$679,849
2,000	Venture Corp., Ltd.	13,511
13,000	Wheelock Properties Singapore Ltd.	17,085

	Total Singapore	2,651,534

South Africa — 0.2%
41,413	MTN Group Ltd.	750,091

South Korea — 1.7%
2,396	Hyundai Mobis	611,006
6,768	Hyundai Motor Co.	1,308,060
9,469	POSCO, ADR	875,883
3,224	Samsung Electronics Co., Ltd.	3,479,012

	Total South Korea	6,273,961

Spain — 0.9%
81,280	Banco Bilbao Vizcaya Argentaria SA	730,675
1,500	Bolsas y Mercados Españoles SA	40,149
1,724	Corp Financiera Alba	76,604
2,045	Duro Felguera SA	13,605
2,959	Grupo Catalana Occidente SA	51,785
12,577	Inditex SA	1,164,563
30,394	Técnicas Reunidas SA	1,227,486

	Total Spain	3,304,867

Sweden — 1.5%
3,492	Bilia AB, Class A Shares	70,250
7,792	Billerud AB	71,870
3,942	Boliden AB	69,367
757	Duni AB	7,212
8,140	Elekta AB, Class B Shares	383,126
5,041	Haldex AB	35,972
42,892	Hennes & Mauritz AB, Class B Shares	1,548,615
44,117	Hexagon AB, Class B Shares	890,867
9,983	Klovern AB	37,893
1,141	Meda AB, Class A Shares	10,827
2,474	Nolato AB, Class B Shares	26,951
5,000	Peab AB	28,377
6,752	Saab AB, Class B Shares	136,960
90,362	Svenska Cellulosa AB, Class B Shares	1,621,655
16,700	Svenska Handelsbanken AB, Class A Shares	563,399

	Total Sweden	5,503,341

Switzerland — 9.1%
600	Acino Holding AG*	70,479
129	Banque Cantonale Vaudoise	68,188
314	BKW FMB Energie AG	12,683
556	Bossard Holding AG	75,908
799	Clariant AG*	11,201
96,816	Credit Suisse Group AG*	2,608,153
11,402	Ferrexpo PLC	58,345
312	Helvetia Holding AG	110,293
1,284	Implenia AG*	39,200
107,327	Julius Baer Group Ltd.	4,216,247
6,197	Kudelski SA	48,071
106,237	Nestlé SA	6,510,312
73,251	Novartis AG	4,001,043
33,064	Roche Holding AG	5,770,810
3,738	Schmolz + Bickenbach AG*	31,606
1,893	Schweizerische National-Versicherungs-Gesellschaft AG	71,638

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Switzerland — 9.1% — (continued)

5,173	Swatch Group AG (The)	$2,351,468
1,360	Syngenta AG*	444,592
27	Valora Holding AG	7,004
469	Vontobel Holding AG	11,980
44	Walter Meier AG	11,327
225,719	Xstrata PLC	4,320,532
7,398	Zurich Financial Services AG*	1,867,536

	Total Switzerland	32,718,616

Taiwan — 0.5%
19,277	HTC Corp.	433,655
100,874	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,464,691

	Total Taiwan	1,898,346

Thailand — 0.3%
187,000	Kasikornbank PCL, NVDR	898,802

Turkey — 0.2%
215,600	Turkiye Garanti Bankasi AS	819,828

United Kingdom — 18.9%
15,156	Aberdeen Asset Management PLC	58,190
13,623	Aero Inventory PLC(c)(d)*	0
36,974	Afren PLC*	78,912
78,713	AMEC PLC	1,388,639
1,396	Anglo Pacific Group PLC	7,391
189,376	ARM Holdings PLC	1,720,309
149,160	Aviva PLC	876,278
165,384	BG Group PLC	4,003,226
54,989	BHP Billiton PLC	1,787,151
2,494	Bodycote PLC	16,708
44,364	British American Tobacco PLC	2,248,205
219,199	British Sky Broadcasting Group PLC	2,342,617
139,006	Britvic PLC	842,125
79,940	Cable & Wireless Communications PLC	44,183
25,740	Cable & Wireless Worldwide PLC	11,447
97,934	Capita Group PLC (The)	1,198,165
1,272	Carillion PLC	6,594
34,903	Carnival PLC	1,028,851
441,767	Centrica PLC	2,142,174
20,449	Computacenter PLC	130,538
9,574	Cookson Group PLC	103,159
12,904	Dairy Crest Group PLC	66,401
83,714	Debenhams PLC	98,547
46,027	Diageo PLC	1,103,835
10,940	Drax Group PLC	90,568
1,962	DS Smith PLC	5,270
3,595	easyJet PLC	25,203
16,075	Firstgroup PLC	75,411
6,990	Galliford Try PLC	65,895
827	Genus PLC	18,046
19,496	GKN PLC	68,043
125,519	GlaxoSmithKline PLC	2,776,987
5,002	Greene King PLC	40,093
10,169	Hill & Smith Holdings PLC	50,770
27,500	Home Retail Group PLC	44,743
15,000	HSBC Holdings PLC	135,384
384,044	HSBC Holdings PLC, London Shares	3,401,704
3,196	Hunting PLC	41,956
15,807	Imperial Tobacco Group PLC	628,074

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

United Kingdom — 18.9% — (continued)

107,411	Inmarsat PLC	$821,705
25,242	Intermediate Capital Group PLC	108,993
21,765	Interserve PLC	105,923
11,700	John Menzies PLC	109,550
10,591	John Wood Group PLC	128,054
511,320	Kingfisher PLC	2,317,954
1,484,897	Lloyds Banking Group PLC*	827,456
47,481	Logica PLC	65,172
5,558	Mapeley Ltd.(c)(d)*	89
46,520	Marston’s PLC	72,646
17,965	Melrose Resources PLC	37,754
17,997	Mondi PLC	169,084
8,192	Morgan Sindall Group PLC	88,268
4,957	Pace PLC	7,017
63,028	Pearson PLC	1,205,426
13,349	Phoenix IT Group Ltd.	42,373
182,604	Premier Oil PLC*	1,283,343
3,594	Provident Financial PLC	64,781
272,805	Prudential PLC	3,100,453
43,937	PV Crystalox Solar PLC	3,294
56,182	Reckitt Benckiser Group PLC	3,118,634
84,968	Reed Elsevier PLC	746,106
145,004	Rexam PLC	960,109
48,933	Rio Tinto PLC	2,797,421
111,728	ROK PLC(c)(d)*	0
360,609	Rolls-Royce Holdings PLC*	4,682,188
26,000	SABMiller PLC	1,056,514
82,194	Smith & Nephew PLC	810,245
1,064	Spectris PLC	29,616
25,319	St. Ives PLC	33,925
10,179	Stagecoach Group PLC	43,579
185,512	Standard Chartered PLC	4,786,347
3,451	Synergy Health PLC	46,707
2,936	Tate & Lyle PLC	32,665
312,211	Tesco PLC	1,574,203
16,151	Tullett Prebon PLC	82,620
66,544	Tullow Oil PLC	1,565,629
113,505	United Utilities Group PLC	1,107,132
977,750	Vodafone Group PLC	2,641,198
21,704	Weir Group PLC (The)	729,098
2,929	WH Smith PLC	24,855
29,961	William Hill PLC	107,290
214,230	WM Morrison Supermarkets PLC	990,983
18,132	WSP Group PLC	78,380
16,500	Xchanging PLC*	22,503

	Total United Kingdom	67,399,074

United States — 1.4%
15,402	Las Vegas Sands Corp.*	856,505
3,745	Perrigo Co.	385,960
23,765	Schlumberger Ltd.	1,844,401
11,748	Wynn Resorts Ltd.	1,392,608
8,900	Yum! Brands Inc.	589,536

	Total United States	5,069,010

	TOTAL COMMON STOCKS (Cost — $279,112,041)	341,851,758

PREFERRED STOCKS — 0.5%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares		Security	Value

Australia — 0.0%
117		Multiplex SITES Trust*	$9,557

Germany — 0.5%
2,040		Sartorius AG, 1.760%	118,416
635		Sixt AG, 3.790%	11,817
8,300		Volkswagen AG, 2.180%	1,556,255

		Total Germany	1,686,488

Italy — 0.0%
33,794		Unipol Gruppo Finanziario SpA*	7,526

		TOTAL PREFERRED STOCKS (Cost — $800,991)	1,703,571

WARRANTS — 0.2%
Luxembourg — 0.2%
53,289		Shriram Transport Finance Co., Ltd., expires 1/18/13(a)* (Cost — $418,249)	595,286

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $280,331,281)	344,150,615

Face
Amount†

SHORT-TERM INVESTMENTS (e) — 3.5%
MONEY MARKET FUND — 0.8%
2,778,421		Invesco STIT – Liquid Assets Portfolio(f) (Cost — $2,778,421)	2,778,421

TIME DEPOSITS — 2.7%
		BBH – Grand Cayman:
10	CHF	0.005% due 3/1/12	11
1,429	HKD	0.005% due 3/1/12	184
256	SGD	0.010% due 3/1/12	205
593,415	JPY	0.010% due 3/1/12	7,316
11,225	EUR	0.045% due 3/1/12	14,996
1	GBP	0.097% due 3/1/12	2
297	CAD	0.236% due 3/1/12	302
29,684	NOK	0.650% due 3/1/12	5,325
240	SEK	0.700% due 3/1/12	36
1	NZD	1.650% due 3/1/12	1
1,165	AUD	3.477% due 3/1/12	1,255
2,547,232		HSBC Bank – Grand Cayman, 0.030% due 3/1/12	2,547,232
2,690,374		JPMorgan Chase & Co. - London, 0.030% due 3/1/12	2,690,374
4,440,711		Wells Fargo – Grand Cayman, 0.030% due 3/1/12	4,440,711

		TOTAL TIME DEPOSITS (Cost — $9,707,950)	9,707,950

		TOTAL SHORT-TERM INVESTMENTS (Cost — $12,486,371)	12,486,371

		TOTAL INVESTMENTS — 99.4% (Cost — $292,817,652#)	$356,636,986

		Cash and Other Assets in Excess of Liabilities — 0.6%	2,091,870

		TOTAL NET ASSETS — 100.0%	$358,728,856

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.7%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non-Voting Depositary Receipt
NZD	—	New Zealand Dollar
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Summary of Investments by Security Sectorˆ

Financials	17.8%
Consumer Discretionary	14.8
Industrials	12.1
Information Technology	10.3
Energy	9.4
Consumer Staples	9.3
Materials	8.5
Health Care	8.1
Telecommunication Services	4.7
Utilities	1.5
Short-Term Investments	3.5

100.0%

ˆ	As a percentage of total investments. For details of other financial instruments held by this fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 92.2%
Argentina — 0.5%
47,453	Arcos Dorados Holdings Inc., Class A Shares	$997,462
132,579	YPF SA, ADR	3,477,547

	Total Argentina	4,475,009

Bermuda — 0.3%
17,568	Credicorp Ltd.	2,158,932

Brazil — 17.3%
106,777	Banco Bradesco SA, ADR	1,936,935
1,142,742	Banco do Brasil SA	18,417,892
94,300	BM&FBovespa SA	631,580
48,100	BR Properties SA	618,230
49,300	BRF – Brasil Foods SA	1,031,663
450,000	CCR SA	3,598,846
187,800	Cia de Bebidas das Américas, ADR	7,513,878
26,100	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,960,632
271,220	Cia Energética de Minas Gerais, ADR(a)	6,191,953
17,800	Cia Hering	479,253
470,400	Cia Siderúrgica Nacional SA, ADR	4,807,488
405,940	Cielo SA	14,528,703
137,500	Gafisa SA, ADR	763,125
12,400	Itaú Unibanco Holding SA, ADR	261,020
34,112	Lojas Renner SA	1,300,016
235,000	Natura Cosméticos SA	5,546,414
333,687	OGX Petróleo e Gas Participações SA*	3,306,624
37,123	Oi SA, ADR	742,460
17,331	Oi SA, ADR, Class C Shares	123,570
1,137,384	PDG Realty SA Empreendimentos e Participações	4,866,310
198,673	Petróleo Brasileiro SA, ADR	5,928,402
262,231	Petróleo Brasileiro SA, Class A Shares, ADR	7,470,961
827,300	Redecard SA	17,215,825
426,100	Souza Cruz SA	6,385,725
50,800	Tele Norte Leste Participações SA, ADR	545,592
57,691	Telefónica Brasil SA, ADR	1,697,846
54,582	TIM Participações SA	330,569
61,700	Ultrapar Participações SA	1,402,281
281,043	Vale SA	7,134,402
661,577	Vale SA, Class B Shares, ADR	16,632,046

	Total Brazil	143,370,241

Canada — 0.8%
188,200	First Quantum Minerals Ltd.	4,318,500
70,019	Pacific Rubiales Energy Corp.	2,038,865

	Total Canada	6,357,365

Chile — 0.1%
684,239	Empresa Nacional de Electricidad SA	1,209,200

China — 10.7%
428,000	Agile Property Holdings Ltd.(a)	575,030
733,000	Agricultural Bank of China Ltd., Class H Shares	364,813
169,000	Anta Sports Products Ltd.(a)	187,833
31,508	Baidu Inc., ADR*	4,307,144
4,174,400	Bank of China Ltd., Class H Shares	1,824,621
962,000	Baoxin Auto Group Ltd.*	1,205,647
802,500	BBMG Corp., Class H Shares	849,507
13,212,580	China Construction Bank Corp., Class H Shares	11,141,519
234,000	China Life Insurance Co., Ltd., Class H Shares	730,147
723,500	China Minsheng Banking Corp., Ltd., Class H Shares(a)	702,445

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

China — 10.7% — (continued)

1,748,000	China National Building Material Co., Ltd., Class H Shares(a)	$2,528,793
3,472,000	China Petroleum & Chemical Corp., Class H Shares	3,975,316
3,415,500	China Railway Construction Corp., Ltd., Class H Shares	2,673,142
440,000	China Shanshui Cement Group Ltd.	408,474
239,000	China Shenhua Energy Co., Ltd., Class H Shares	1,101,674
1,130,000	China Telecom Corp., Ltd., Class H Shares	687,701
470,000	China Yurun Food Group Ltd.(a)	713,875
4,190,805	CNOOC Ltd.	9,596,645
243	Country Garden Holdings Co., Ltd.	110
81,103	Ctrip.com International Ltd., ADR(a)*	2,219,789
420,000	Dongfeng Motor Group Co., Ltd., Class H Shares	819,887
553,000	Dongyue Group	568,993
150,000	ENN Energy Holdings Ltd.	510,592
8,407,590	Evergrande Real Estate Group Ltd.(a)	5,344,381
470,800	Guangzhou R&F Properties Co., Ltd., Class H Shares(a)	621,606
66,000	Hengan International Group Co., Ltd.	599,946
11,758,050	Industrial & Commercial Bank of China, Class H Shares	8,626,340
50,800	Inner Mongolia Yitai Coal Co., Class B Shares	287,426
155,000	Intime Department Store Group Co., Ltd.	192,858
563,000	Jiangxi Copper Co., Ltd., Class H Shares	1,546,205
1,040,000	Lenovo Group Ltd.	918,550
49,100	Netease.com, ADR*	2,573,822
14,800	New Oriental Education & Technology Group Inc., ADR*	392,348
859,500	PetroChina Co., Ltd., Class H Shares	1,298,831
582,000	PICC Property & Casualty Co., Ltd., Class H Shares	820,955
85,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	747,989
18,103,000	Renhe Commercial Holdings Co., Ltd.(a)	2,170,763
2,909,000	Shanghai Electric Group Co., Ltd., Class H Shares	1,571,581
640,500	Soho China Ltd.	466,602
178,100	Tencent Holdings Ltd.	4,647,864
66,000	Tingyi Cayman Islands Holding Corp.	195,302
636,000	Weichai Power Co., Ltd., Class H Shares(a)	3,509,780
3,224,000	Winsway Coking Coal Holding Ltd.(a)	914,527
1,315,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	3,292,714
140,000	Zhaojin Mining Industry Co., Ltd., Class H Shares	288,820
350,000	Zhejiang Expressway Co., Ltd., Class H Shares	265,353

	Total China	88,988,260

Colombia — 0.1%
10,949	BanColombia SA, ADR	699,641

Czech Republic — 0.4%
49,049	CEZ AS	2,123,413
1,892	Komerční banka as	371,478
20,354	Telefónica Czech Republic AS	443,855

	Total Czech Republic	2,938,746

Egypt — 1.3%
837,467	Commercial International Bank Egypt SAE	3,459,156
71,299	Eastern Tobacco.	1,217,725
53,150	Egyptian Co. for Mobile Services	1,564,337
101,697	Orascom Construction Industries	4,703,955

	Total Egypt	10,945,173

France — 0.3%
62,115	CFAO SA	2,447,985

Hong Kong — 3.1%
122,000	China Mengniu Dairy Co., Ltd.	346,068
503,000	China Mobile Ltd.	5,379,766

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Hong Kong — 3.1% — (continued)

75,613	China Mobile Ltd., ADR	$4,008,245
547,000	China Overseas Land & Investment Ltd.(a)	1,145,387
871,000	China Resources Land Ltd.(a)	1,659,860
196,000	China Resources Power Holdings Co., Ltd.	385,647
1,691,000	China Unicom Hong Kong Ltd.	3,048,104
516,000	COSCO Pacific Ltd.	779,752
1,179,000	GOME Electrical Appliances Holding Ltd.(a)	360,281
4,990,200	Huabao International Holdings Ltd.(a)	3,525,961
18,615,500	REXLot Holdings Ltd.	1,584,155
106,000	Shanghai Industrial Holdings Ltd.	385,420
1,849,500	Shimao Property Holdings Ltd.(a)	2,413,314
2,249,000	Shougang Fushan Resources Group Ltd.	956,935

	Total Hong Kong	25,978,895

Hungary — 0.6%
280,832	OTP Bank PLC(a)	5,203,774

India — 2.1%
12,253	Dr. Reddy’s Laboratories Ltd., ADR	411,701
6,114	GAIL India Ltd., GDR(b)	272,746
35,964	HDFC Bank Ltd., ADR	1,235,363
18,442	ICICI Bank Ltd., ADR	669,445
116,641	Infosys Ltd., ADR(a)	6,727,852
172,546	ITC Ltd., GDR(b)*	732,285
53,565	Mahindra & Mahindra Ltd., GDR	774,014
136,761	Reliance Industries Ltd., London Shares, GDR(c)	4,499,437
7,507	State Bank of India Ltd., London Shares, GDR	680,510
61,618	Sterlite Industries India Ltd., ADR(a)	611,251
34,817	Tata Motors Ltd., ADR(a)	950,504
12,309	Wipro Ltd., ADR(a)	135,153

	Total India	17,700,261

Indonesia — 3.9%
14,479,849	Adaro Energy Tbk PT	3,082,185
173,675	Astra International Tbk PT	1,364,177
1,144,500	Bank Central Asia Tbk PT	964,324
3,711,162	Bank Mandiri Persero Tbk PT	2,653,769
1,176,500	Bank Rakyat Indonesia Persero Tbk PT	899,983
1,995,500	Bumi Resources Tbk PT	542,015
1,419,500	Charoen Pokphand Indonesia Tbk PT	420,971
48,500	Gudang Garam Tbk PT	305,141
477,000	Indo Tambangraya Megah Tbk PT	2,292,456
7,577,000	Perusahaan Gas Negara PT	3,150,083
2,471,500	Semen Gresik Persero Tbk PT	3,082,525
1,245,000	Tambang Batubara Bukit Asam Tbk PT	2,864,052
772,996	Telekomunikasi Indonesia Tbk PT	604,171
223,900	Telekomunikasi Indonesia Tbk PT, ADR	6,916,271
1,101,378	United Tractors Tbk PT	3,541,016

	Total Indonesia	32,683,139

Luxembourg — 0.3%
61,576	Oriflame Cosmetics SA	2,139,994

Malaysia — 0.5%
66,000	AirAsia Bhd	80,641
77,600	Alliance Financial Group Bhd	100,513
55,100	Berjaya Sports Toto Bhd	80,567
149,300	British American Tobacco Malaysia Bhd	2,601,724
114,000	DiGi.Com Bhd	152,989
36,600	Genting Bhd	129,514

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Malaysia — 0.5% — (continued)

14,800	Hong Leong Financial Group Bhd	$59,585
74,700	Malayan Banking Bhd	218,202
75,800	Petronas Chemicals Group Bhd	169,541
8,600	Petronas Gas Bhd	48,232
42,700	RHB Capital Bhd	113,325
65,300	Sime Darby Bhd	211,236
13	SP Setia Bhd	17
89,800	Telekom Malaysia Bhd	155,587
68,000	Tenaga Nasional Bhd	142,561

	Total Malaysia	4,264,234

Mexico — 3.8%
54,400	Alfa SAB de CV, Class A Shares	731,047
514,075	América Móvil SAB de CV, Class L Shares, ADR	12,306,956
18,950	Desarrolladora Homex SAB de CV, ADR*	341,858
13,300	Fomento Económico Mexicano SAB de CV, ADR	978,880
136,600	Grupo Financiero Banorte SAB de CV, Class O Shares	555,135
2,892,019	Grupo Mexico SAB de CV, Class B Shares	9,142,482
223,300	Grupo Televisa SAB	957,041
169,100	Grupo Televisa SAB, ADR	3,606,903
15,485	Industrias Peñoles SAB de CV	766,054
412,800	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,308,631
116,594	Wal-Mart de Mexico SAB de CV, Class V Shares	364,212

	Total Mexico	32,059,199

Netherlands — 0.0%
17,000	VimpelCom Ltd., ADR	206,890

Nigeria — 0.0%
28,570	Guaranty Trust Bank PLC, GDR(c)	127,336

Pakistan — 0.6%
1,218,600	Oil & Gas Development Co., Ltd.	2,243,204
1,303,689	Pakistan Petroleum Ltd.	2,520,866

	Total Pakistan	4,764,070

Peru — 0.3%
65,696	Cia de Minas Buenaventura SA, ADR	2,636,380

Philippines — 1.4%
344,800	Aboitiz Power Corp.	257,945
332,900	Ayala Land Inc.	159,543
223,034	Bank of the Philippine Islands	347,782
2,555,400	Energy Development Corp.	325,586
99,010	First Philippine Holdings Corp.	142,468
1,563,000	Metro Pacific Investments Corp.	128,256
209,446	Metropolitan Bank & Trust	396,613
138,600	Philippine Long Distance Telephone Co., ADR	9,143,442
39,570	SM Investments Corp.	589,734
796,000	SM Prime Holdings Inc.	304,443
164,060	Universal Robina Corp.	203,277

	Total Philippines	11,999,089

Poland — 0.6%
38,462	Bank Pekao SA	1,926,375
19,463	KGHM Polska Miedz SA	929,981
90,877	PGE SA	585,162
19,922	Polski Koncern Naftowy ORLEN SA*	229,545
7,440	Powszechny Zaklad Ubezpieczeñ SA	808,258
100,198	Tauron Polska Energia SA	165,764

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Poland — 0.6% — (continued)

45,659	Telekomunikacja Polska SA	$251,641

	Total Poland	4,896,726

Russia — 8.9%
582,867	Gazprom OAO, ADR	7,722,988
700,380	Gazprom OAO, London Shares, ADR	9,245,016
45,063	Globaltrans Investment PLC, GDR	787,251
19,287	Lukoil OAO	1,157,220
23,440	Lukoil OAO, ADR	1,494,300
121,631	Lukoil OAO, London Shares, ADR	7,802,629
98,973	Magnit OJSC, GDR(c)*	2,916,734
81,619	Mechel, ADR(a)	905,971
611,101	Mobile Telesystems OJSC, ADR	11,152,593
8,306	NovaTek OAO, GDR	1,205,201
180,535	Rosneft Oil Co.	1,317,906
228,547	Rosneft Oil Co., GDR	1,767,811
4,929,022	Sberbank of Russia	16,955,835
69,762	Severstal OAO	1,071,119
41,371	Sistema JSFC, London Shares, GDR	901,888
25,823	Tatneft, ADR	1,032,145
931,142	TNK-BP Holding	2,933,097
98,265	Uralkali OJSC, GDR	3,994,472

	Total Russia	74,364,176

South Africa — 8.2%
95,654	African Bank Investments Ltd.	503,112
54,344	AngloGold Ashanti Ltd.	2,369,748
46,253	Barloworld Ltd.	552,250
234,161	Bidvest Group Ltd.	5,511,091
16,955	Exxaro Resources Ltd.	478,916
985,624	FirstRand Ltd.	3,153,469
43,075	Gold Fields Ltd.	685,048
121,634	Growthpoint Properties Ltd.	334,616
14,060	Impala Platinum Holdings Ltd.	314,515
16,053	Imperial Holdings Ltd.	316,719
39,133	Investec Ltd.	258,058
17,966	Kumba Iron Ore Ltd.	1,372,727
14,097	Liberty Holdings Ltd.	168,711
92,784	Life Healthcare Group Holdings Ltd.	270,154
72,655	Massmart Holdings Ltd.	1,710,845
94,925	MMI Holdings Ltd.	242,459
220,154	MTN Group Ltd.	3,987,528
674,632	Murray & Roberts Holdings Ltd.*	2,619,053
67,980	Naspers Ltd., Class N Shares	3,794,139
184,109	Nedbank Group Ltd.	3,958,467
815,976	Pretoria Portland Cement Co., Ltd.	3,451,786
20,274	Remgro Ltd.	361,295
819,056	Sanlam Ltd.	3,383,677
101,551	Sasol Ltd.	5,435,766
397,906	Shoprite Holdings Ltd.	7,244,340
265,316	Standard Bank Group Ltd.	3,926,819
35,091	Steinhoff International Holdings Ltd.*	126,130
75,925	Telkom SA Ltd.	262,637
129,688	Tiger Brands Ltd.	4,522,587
453,015	Truworths International Ltd.	4,901,901
112,513	Vodacom Group Ltd.	1,558,915
55,888	Woolworths Holdings Ltd.	337,573

	Total South Africa	68,115,051

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Korea — 13.8%
1,663	CJ CheilJedang Corp.	$478,395
8,655	Daelim Industrials Co., Ltd.	975,778
19,840	DGB Financial Group Inc.	267,173
18,937	Dongbu Insurance Co., Ltd.	827,731
912	Doosan Corp.	139,950
7,727	GS Holdings	446,639
94,520	Hana Financial Group Inc.	3,336,448
49,448	Hite Jinro Co., Ltd.*	1,106,120
1,858	Honam Petrochemical Corp.*	588,522
10,230	Hotel Shilla Co., Ltd.	389,026
4,337	Hyundai Department Store Co., Ltd.	648,066
15,433	Hyundai Engineering & Construction Co., Ltd.	1,169,627
1,810	Hyundai Glovis Co., Ltd.	300,425
3,746	Hyundai Heavy Industries Co., Ltd.	1,137,945
25,450	Hyundai Marine & Fire Insurance Co., Ltd.	735,536
14,747	Hyundai Mobis	3,760,643
44,494	Hyundai Motor Co.	8,599,413
3,560	Hyundai Steel Co.	364,728
69,860	Industrials Bank of Korea	812,616
277,699	KB Financial Group Inc.	10,237,293
1,371	KCC Corp.	440,398
740,768	Korea Life Insurance Co., Ltd.	4,838,588
12,850	KT Corp.	374,830
129,527	KT&G Corp.	8,483,694
3,897	LG Chem Ltd.	1,389,544
12,454	LG Corp.	778,932
23,296	NHN Corp.	4,867,230
18,719	POSCO	6,967,702
24,303	Samsung Electronics Co., Ltd.	26,225,321
53,756	Samsung Heavy Industries Co., Ltd.	1,960,055
393,852	Shinhan Financial Group Co., Ltd.	15,259,299
7,798	SK Holdings Co., Ltd.	1,182,678
2,519	SK Innovation Co., Ltd.	418,105
6,361	SK Telecom Co., Ltd.	828,137
115,740	Woongjin Coway Co., Ltd.	3,888,723
36,710	Woori Finance Holdings Co., Ltd.*	402,378

	Total South Korea	114,627,688

Taiwan — 5.8%
344,218	Acer Inc.	527,169
1,828,003	Advanced Semiconductor Engineering Inc.	1,791,733
207,547	Asia Cement Corp.	265,941
361,791	China Steel Corp.	375,545
857,511	Chinatrust Financial Holding Co., Ltd.	583,678
335,000	Chipbond Technology Corp.	405,881
182,936	Chunghwa Telecom Co., Ltd.	562,823
449,000	Compal Electronics Inc.	531,777
211,000	Coretronic Corp.	185,270
99,000	Epistar Corp.	259,436
195,206	Far Eastern New Century Corp.	250,792
87,000	Farglory Land Development Co., Ltd.	185,352
183,000	Formosa Chemicals & Fibre Corp.	572,984
323,830	Formosa Plastics Corp.	1,013,932
1,963,302	Fubon Financial Holding Co., Ltd.	2,311,890
113,000	Highwealth Construction Corp.	211,517
1,878,803	Hon Hai Precision Industry Co., Ltd.	6,554,038
523,546	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	3,649,116
35,283	HTC Corp.	793,726
76,560	HTC Corp., GDR	6,882,743

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Taiwan — 5.8% — (continued)

524,000	KGI Securities Co., Ltd.	$235,401
243,000	Lite-On Technology Corp.	330,390
539,000	MediaTek Inc.	5,521,526
889,980	Mega Financial Holding Co., Ltd.	693,617
138	Pacific Electric Wire & Cable Co., Ltd.(d)*	0
453,270	Pou Chen Corp.	402,626
138,927	Silitech Technology Corp.	387,708
86,988	Taiwan Mobile Co., Ltd.	267,628
1,729,031	Taiwan Semiconductor Manufacturing Co., Ltd.	4,772,297
417,815	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,066,674
139,381	Tripod Technology Corp.	434,039
329,000	Unimicron Technology Corp.	431,083
112,639	Uni-President Enterprises Corp.	172,698
1,160,000	United Microelectronics Corp.	611,918

	Total Taiwan	48,242,948

Thailand — 2.8%
53,750	Advanced Info Service PCL	282,152
153,200	Advanced Info Service PCL, NVDR	804,199
203,100	Bangkok Bank PCL, NVDR	1,206,073
200,500	Banpu PCL	4,315,223
1,587,600	CP ALL PCL	3,450,738
528,700	CP ALL PCL, NVDR	1,149,159
641,200	Kasikornbank PCL	3,123,957
246,900	Kasikornbank PCL, NVDR	1,186,708
76,500	PTT Exploration & Production PCL	463,066
247,229	PTT Global Chemical PCL, NVDR	604,283
129,600	PTT PCL, NVDR	1,543,465
254,600	Siam Cement PCL	3,591,798
5,400	Siam Cement PCL, NVDR	63,248
10,400	Siam Commercial Bank PCL	44,357
17,800	Siam Commercial Bank PCL, NVDR	75,919
478,700	Thai Oil PCL, NVDR	1,193,609

	Total Thailand	23,097,954

Turkey — 3.1%
789,420	Akbank TAS	3,173,593
367	Aktas Electric Ticaret AS(d)*	0
4,595	Anadolu Efes Biracilik Ve Malt Sanayii AS	69,733
41,444	Arcelik AS	190,820
2,212	BIM Birleşik Mağazalar AS	77,905
9,640	Ford Otomotiv Sanayi AS	90,813
80,105	Haci Omer Sabanci Holding AS	346,807
927,962	KOC Holding AS	3,868,723
14,917	Koza Altin İşletmeleri AS	296,426
17,194	Tüpras Türkiye Petrol Rafinerileri AS	425,370
46,333	Türk Telekomunikasyon AS	199,002
6,272	Türk Traktör ve Ziraat Makineleri AS	136,129
1,220,697	Turkcell İletişim Hizmetleri AS	6,710,968
841,867	Turkiye Garanti Bankasi AS	3,201,235
53,034	Turkiye Halk Bankasi AS	365,972
2,631,251	Turkiye Iş Bankasi, Class C Shares	6,268,471
82,857	Turkiye Sise ve Cam Fabrikalari AS	168,447

	Total Turkey	25,590,414

United Kingdom — 0.0%
4,656	British American Tobacco PLC	235,617

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value

United States — 0.6%
60,988		Las Vegas Sands Corp.*	$3,391,543
49,681		Southern Copper Corp.	1,597,741

		Total United States	4,989,284

		TOTAL COMMON STOCKS (Cost — $592,392,332)	767,513,671

EXCHANGE TRADED SECURITIES — 1.2%
United States — 1.2%
109,664		iPath® MSCI India Index ETN(a)*	6,485,529
84,700		Vanguard MSCI Emerging Markets ETF	3,780,161

		TOTAL EXCHANGE TRADED SECURITIES (Cost — $9,583,483)	10,265,690

PREFERRED STOCKS — 2.1%
Brazil — 1.8%
60,500		Banco Bradesco SA, 0.650%	1,100,289
64,800		Banco do Estado do Rio Grande do Sul, 1.410%, Class B Shares	772,818
105,367		Braskem SA, 5.500%, Class A Shares	956,905
31,599		Centrais Eletricas Brasileiras SA*	481,109
90,318		Gerdau SA, 1.810%	945,008
411,566		Itaú Unibanco Holding SA, 0.470%	8,828,438
72,384		Itaúsa – Investimentos Itaú SA, 0.480%	506,315
125,747		Klabin SA, 3.060%	625,968
41,345		Telefónica Brasil SA, 0.640%	1,238,747

		Total Brazil	15,455,597

Russia — 0.1%
533		AK Transneft OAO, 0.610%	786,175

South Korea — 0.2%
2,207		Samsung Electronics Co., Ltd., 0.790%	1,384,312

		TOTAL PREFERRED STOCKS (Cost — $10,976,536)	17,626,084

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $612,952,351)	795,405,445

Face
Amount†

SHORT-TERM INVESTMENTS (e) — 8.0%
MONEY MARKET FUND — 4.2%
35,524,072		Invesco STIT – Liquid Assets Portfolio (f) (Cost — $35,524,072)	35,524,072

TIME DEPOSITS — 3.8%
		BBH – Grand Cayman:
1,668	HKD	0.005% due 3/1/12	215
1,685	EUR	0.045% due 3/1/12	2,251
567	ZAR	4.466% due 3/1/12	76
12,929,047		HSBC Bank – Grand Cayman, 0.030% due 3/1/12	12,929,047
		JPMorgan Chase & Co. - London:
7,974,956	HKD	0.005% due 3/1/12	1,028,270
17,255,285		0.030% due 3/1/12	17,255,285

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Face
Amount†		Security	Value

TIME DEPOSITS — 3.8% — (continued)

169,773	GBP	0.097% due 3/1/12	$270,806

		TOTAL TIME DEPOSITS (Cost — $31,485,950)	31,485,950

		TOTAL SHORT-TERM INVESTMENTS (Cost — $67,010,022)	67,010,022

		TOTAL INVESTMENTS — 103.5% (Cost — $679,962,373#)	862,415,467

		Liabilities in Excess of Other Assets — (3.5)%	(29,192,451)

		TOTAL NET ASSETS — 100.0%	$833,223,016

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.8%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
EUR	—	Euro Dollar
ETF	—	Exchange-Traded Fund
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
ZAR	—	South African Rand

Summary of Investments by Security Sectorˆ

Financials	22.0%
Information Technology	14.3
Energy	13.0
Materials	11.2
Telecommunication Services	9.0
Consumer Staples	8.0
Consumer Discretionary	6.6
Industrials	4.8
Utilities	2.1
Funds	1.2
Health Care	0.1
Short-Term Investments	7.7

100.0%

ˆ	As a percentage of total investments.
For details of other financial instruments held by this fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

MORTGAGE-BACKED SECURITIES – 32.1%
FHLMC – 8.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
$16,465		11.500% due 10/1/15	$16,568
1,862		9.500% due 6/1/16	1,896
95,814		8.500% due 11/1/16 – 7/1/17	102,962
19,563		8.000% due 1/1/17 – 6/1/17	20,257
57,463		2.625% due 12/1/34(a)	60,897
63,867		2.755% due 1/1/35(a)	68,095
681,406		2.501% due 3/1/36(a)(b)	716,027
59,936		3.349% due 2/1/37(a)	62,929
149,674		5.535% due 5/1/37(a)	157,170
149,957		5.861% due 5/1/37(a)	158,839
1,343,527		5.930% due 5/1/37(a)	1,457,590
		Gold:
58,016,721		4.000% due 3/12/12 – 1/1/42(c)	61,320,248
800,000		2.500% due 4/17/12(c)	813,375
7,905,386		3.500% due 4/19/12 – 3/1/41(c)	8,236,563
1,602		7.000% due 5/1/12 – 8/1/12	1,624
13,055,041		5.500% due 10/1/13 – 2/1/40(b)	14,295,127
2,249,996		6.500% due 7/1/14 – 9/1/39(b)	2,520,204
2,944,531		6.000% due 5/1/16 – 6/1/39	3,220,571
9,435		8.500% due 2/1/18	10,499
5,317,253		5.000% due 6/1/21 – 4/1/41	5,742,805
14,030,927		4.500% due 2/1/39 – 7/1/41	15,098,346

		TOTAL FHLMC	114,082,592

FNMA – 20.7%
		Federal National Mortgage Association (FNMA):
3,400,000		2.500% due 3/15/12 – 5/17/12(c)	3,456,203
17,253,381		3.000% due 3/15/12 – 11/1/26(c)	17,885,926
81,173,495		3.500% due 4/19/12 – 3/1/42(c)	84,400,835
47,388,409		4.000% due 4/19/12 – 12/1/41(c)	50,102,093
31,423,207		4.500% due 4/19/12 – 12/1/41(c)	33,517,802
22,305,769		5.500% due 2/1/14 – 9/1/41(c)	24,345,513
2,520		8.500% due 4/1/17	2,828
9,409		8.000% due 8/1/17	9,840
1,237,862		4.761% due 2/1/20	1,409,564
1,250,805		4.671% due 7/1/20	1,423,336
1,307,048		3.975% due 11/1/20	1,442,985
9,695,219		6.000% due 9/1/21 – 7/1/39	10,706,707
180		9.500% due 11/1/21	184
16,688,831		5.000% due 12/1/21 – 10/1/40(c)	18,050,308
553,424		7.000% due 9/1/26 – 4/1/37(b)	626,518
47,605		2.815% due 3/1/30(a)(b)	47,799
5,588,996		6.500% due 3/1/32 – 10/1/39	6,317,374
790,444		2.294% due 3/1/34(a)	831,540
18,203		2.489% due 12/1/34(a)	19,369
173,691		2.494% due 12/1/34(a)	184,424
265,804		2.371% due 9/1/35(a)	282,196
192,838		2.102% due 10/1/35(a)	199,435
268,637		2.172% due 10/1/35(a)	279,028
245,695		2.129% due 11/1/35(a)(b)	254,015
127,850		2.141% due 11/1/35(a)	132,253
48,121		2.148% due 11/1/35(a)	50,024
54,907		2.150% due 11/1/35(a)	57,183
60,590		2.155% due 11/1/35(a)	63,114
61,790		2.157% due 11/1/35(a)	64,360

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

FNMA — 20.7% — (continued)

$46,759		2.174% due 11/1/35(a)	$48,680
668,285		2.250% due 1/1/36(a)	699,061
370,155		5.710% due 6/1/36(a)	399,742
540,008		2.646% due 8/1/36(a)	574,868
942,825		6.209% due 9/1/36(a)	1,012,067
91,472		2.631% due 12/1/36(a)	97,930
467,154		5.807% due 2/1/37(a)	505,450
658,682		4.686% due 4/1/37(a)	695,760
861,420		5.512% due 4/1/37(a)	926,262
855,704		5.634% due 5/1/37(a)	921,458
924,017		5.909% due 8/1/37(a)	1,000,764
665,003		3.236% due 7/1/41(a)	696,247

		TOTAL FNMA	263,741,045

GNMA – 2.5%
		Government National Mortgage Association (GNMA):
1,830,852		6.000% due 4/19/12 – 5/15/38(c)	2,057,888
3,470		9.500% due 12/15/16 – 8/15/17	3,505
34,364		8.500% due 1/20/17 – 8/15/30	37,952
18,999		9.000% due 4/20/17 – 9/15/30	21,576
108,075		2.375% due 2/20/26 – 5/20/30(a)(b)	111,903
40,794		1.625% due 10/20/27(a)(b)	42,216
1,391		8.000% due 3/20/30(b)	1,698
17,423		4.500% due 9/15/33(b)	19,119
643,310		6.500% due 1/15/34 – 10/15/38	737,861
4,040,982		5.000% due 10/15/34 – 8/15/41	4,469,503
1,976,716		5.500% due 5/15/37 – 3/1/41(c)	2,200,991
960,150		4.000% due 6/15/41 – 7/15/41	1,037,273
		Government National Mortgage Association II (GNMA):
4,501,831		5.000% due 4/19/12 – 9/20/41(c)	4,960,580
1,136,636		6.000% due 4/19/12 – 4/20/41(c)	1,275,187
12,366,939		4.500% due 1/20/40 – 6/20/41	13,529,701
992,231		4.000% due 11/20/40 – 12/20/41	1,070,692

		TOTAL GNMA	31,577,645

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $396,711,149)	409,401,282

ASSET-BACKED SECURITIES – 1.1%
Automobiles – 0.2%
1,050,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	1,060,328
1,110,000	Aaa(d)	Ford Credit Auto Lease Trust, Series 2012-A, Class A3, 0.850% due 1/15/15	1,109,827

		Total Automobiles	2,170,155

Credit Card – 0.3%
1,695,000	AAA	Arran Funding Ltd., Series 2012-1A, Class A1, 1.087% due 7/15/15(a)(e)	1,697,678
1,710,000	AAA	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900% due 11/15/18(e)	1,882,150

		Total Credit Card	3,579,828

Student Loan – 0.6%
200,000	AAA	Access Group Inc., Series 2005-2, Class A3, 0.673% due 11/22/24(a)	195,815
876,921	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.664% due 3/25/42(a)(e)	790,715
100,000	AA+	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)	91,870
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.410% due 10/25/35(a)(e)	806,987
854,849	AAA	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.681% due 8/27/31(a)	765,545
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	440,000
		SLM Student Loan Trust:
1,005,000	AAA	Series 2012-A, Class A1, 1.657% due 8/15/25(a)(e)	1,005,096

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Student Loan — 0.6% — (continued)

$208,476	AA+	Series 2003-4, Class A5A, 1.296% due 3/15/33(a)(e)	$199,084
825,000	AA+	Series 2006-5, Class A6B, 0.680% due 10/25/40(a)	740,131
880,000	AA+	Series 2005-5, Class A5, 1.310% due 10/25/40(a)	776,977
1,775,697	AAA	Series 2010-A, Class 2A, 3.499% due 5/16/44(a)(b)(e)	1,812,252

		Total Student Loan	7,624,472

		TOTAL ASSET-BACKED SECURITIES (Cost — $13,451,378)	13,374,455

COLLATERALIZED MORTGAGE OBLIGATIONS – 15.1%
		Accredited Mortgage Loan Trust:
143,883	AAA	Series 2005-3, Class A1, 0.484% due 9/25/35(a)	129,077
2,800,000	B−	Series 2007-1, Class A4, 0.464% due 2/25/37(a)	1,190,492
137,951	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.734% due 11/25/33(a)	132,723
164,919	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.894% due 6/25/29(a)	71,293
		American Home Mortgage Assets:
969,614	CCC	Series 2006-1, Class 2A1, 0.434% due 5/25/46(a)(b)	478,405
2,643,504	CCC	Series 2006-3, Class 2A11, 1.122% due 10/25/46(a)	1,333,997
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.895% due 5/17/60(a)(e)	879,883
832,634	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.594% due 6/25/34(a)(b)	593,764
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.519% due 9/25/34(a)(b)	85,583
1,956,000	BBB−	Series 2005-HE5, Class M3, 0.724% due 6/25/35(a)	1,261,587
5,500,000	A−	Series 2006-HE3, Class A5, 0.514% due 3/25/36(a)	1,754,082
5,617,563	AA+	Avoca CLO I BV, Series III-X, Class A, 1.974% due 9/15/21(a)	6,995,935
		Banc of America Commercial Mortgage Inc.:
33,773	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	33,817
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,405,211
855,000	A+	Series 2007-2, Class A4, 5.433% due 4/10/49(a)	952,982
		Banc of America Funding Corp.:
1,932	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	2,043
369,258	CCC	Series 2005-B, Class 2A1, 2.954% due 4/20/35(a)	273,847
1,361,165	AAA	Series 2006-G, Class 2A3, 0.416% due 7/20/36(a)	1,326,480
1,633,405	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,431,191
1,838,505	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,325,995
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,530,000	AAA	Series 2006-2, Class A4, 5.732% due 5/10/45(a)	1,748,876
1,310,000	A+	Series 2006-3, Class A4, 5.889% due 7/10/44(a)	1,480,842
1,010,000	Aaa(d)	Series 2007-1, Class A3, 5.449% due 1/15/49	1,072,918
		Banc of America Mortgage Securities Inc.:
275,971	AAA	Series 2004-F, Class 1A1, 2.748% due 7/25/34(a)(b)	243,297
1,025,697	CCC	Series 2006-B, Class 4A1, 6.040% due 11/20/46(a)	855,465
258,686	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.919% due 2/28/44(a)	241,063
		Bear Stearns Adjustable Rate Mortgage Trust:
31,090	AAA	Series 2002-11, Class 1A1, 5.703% due 2/25/33(a)(b)	30,840
435,550	AAA	Series 2005-2, Class A2, 3.078% due 3/25/35(a)(b)	425,266
351,887	CCC	Series 2005-4, Class 3A1, 5.127% due 8/25/35(a)(b)	281,757
964,750	CCC	Series 2007-3, Class 1A1, 4.498% due 5/25/47(a)(b)	638,621
		Bear Stearns ALT-A Trust:
432,102	B−	Series 2005-2, Class 2A4, 2.779% due 4/25/35(a)	318,744
335,466	AAA	Series 2005-4, Class 23A2, 2.685% due 5/25/35(a)(b)	280,662
471,963	CCC	Series 2005-7, Class 22A1, 2.844% due 9/25/35(a)(b)	312,442
		Bear Stearns Asset Backed Securities Trust:
1,515,000	AAA	Series 2005-TC2, Class A3, 0.614% due 8/25/35(a)	1,309,615
658,213	CCC	Series 2007-HE7, Class 1A1, 1.244% due 10/25/37(a)(b)	384,265
		Bear Stearns Commercial Mortgage Securities:
1,765,000	Aaa(d)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,837,087
210,000	A−	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	220,204

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$1,540,000	Aaa(d)	Series 2005-T20, Class A4A, 5.145% due 10/12/42(a)	$1,723,593
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	626,503
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	209,559
106,104	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.464% due 12/25/36(a)(b)(e)	102,596
1,002,211	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.244% due 3/25/37(a)(e)	835,957
1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.494% due 6/25/36(a)	956,335
		Chase Funding Mortgage Loan Asset-Backed Certificates:
865	AAA	Series 2002-2, Class 2A1, 0.744% due 5/25/32(a)	783
1,107	AAA	Series 2002-3, Class 2A1, 0.884% due 8/25/32(a)	826
851,485	BBB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.757% due 2/25/37(a)(b)	770,201
		Commercial Mortgage Pass Through Certificates:
440,000	Aa3(d)	Series 2006-C8, Class AM, 5.347% due 12/10/46	447,202
270,000	A	Series 2007-C9, Class A4, 5.813% due 12/10/49(a)	313,910
		Countrywide Alternative Loan Trust:
655,620	BB+	Series 2005-24, Class 4A1, 0.476% due 7/20/35(a)	382,347
427,085	CCC	Series 2005-27, Class 2A3, 1.742% due 8/25/35(a)	250,240
776,455	CCC	Series 2005-59, Class 1A1, 0.611% due 11/20/35(a)	437,318
1,138,732	CCC	Series 2006-OA17, Class 1A1A, 0.441% due 12/20/46(a)(b)	521,419
504,255	CCC	Series 2006-OA21, Class A1, 0.436% due 3/20/47(a)	233,244
2,875,006	CCC	Series 2006-OA22, Class A1, 0.404% due 2/25/47(a)	1,754,922
1,087,884	CCC	Series 2006-OA9, Class 2A1A, 0.456% due 7/20/46(a)(b)	375,801
		Countrywide Asset-Backed Certificates:
1,641	B−	Series 2001-BC3, Class A, 0.724% due 12/25/31(a)	872
5,025	AAA	Series 2002-3, Class 1A1, 0.984% due 5/25/32(a)	4,272
12,759	AAA	Series 2003-BC2, Class 2A1, 0.844% due 6/25/33(a)	11,188
47,593	AAA	Series 2004-SD4, Class A1, 0.624% due 12/25/34(a)(e)	44,487
52,252	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	50,453
703,272	CCC	Series 2006-13, Class 3AV2, 0.394% due 1/25/37(a)	485,217
673,786	CCC	Series 2006-SD3, Class A1, 0.574% due 7/25/36(a)(e)	276,575
691,483	AA−	Series 2007-13, Class 2A2, 1.044% due 10/25/47(a)	433,813
2,350,000	B	Series 2007-5, Class 2A2, 0.414% due 9/25/47(a)(e)	2,061,854
512,354	AA−	Series 2007-8, Class 2A1, 0.304% due 11/25/37(a)	499,950
129,307	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.489% due 12/15/35(a)	66,050
		Countrywide Home Loan Mortgage Pass Through Trust:
65,363	CCC	Series 2004-R2, Class 1AF1, 0.664% due 11/25/34(a)(e)	51,661
296,309	CC	Series 2005-11, Class 3A3, 2.908% due 4/25/35(a)	139,645
189,901	CCC	Series 2005-11, Class 6A1, 0.544% due 3/25/35(a)	114,681
538,045	CC	Series 2005-R1, Class 1AF1, 0.604% due 3/25/35(a)(e)	418,801
		Credit Suisse First Boston Mortgage Securities Corp.:
725,409	Aaa(d)	Series 2002-CP3, Class A3, 5.603% due 7/15/35	728,963
770,706	AAA	Series 2004-AR7, Class 2A1, 2.842% due 11/25/34(a)	677,201
569,662	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	441,941
1,077,459	B+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	1,059,504
1,130,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,260,432
2,800,000	Aaa(d)	Series 2010-UD1, Class A, 5.787% due 12/18/49(a)(b)(e)	3,143,612
		Credit Suisse Mortgage Capital Certificates:
130,000	AAA	Series 2006-C1, Class A4, 5.425% due 2/15/39(a)	146,263
2,934,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	3,275,636
837,517	Aaa(d)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	884,765
249,938	AA	Series 2007-TFLA, Class A1, 0.319% due 2/15/22(a)(b)(e)	243,076
325,954	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	290,090
560,000	Aaa(d)	DBRR Trust, Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a)(e)	635,446
1,064,728	Aaa(d)	DBUBS Mortgage Trust, Series 2011-LC3A, Class XA, 1.506% due 8/10/44(a)(e)	59,564
		Deutsche ALT-A Securities Inc.:
306,847	CCC	Series 2006-OA1, Class A1, 0.444% due 2/25/47(a)	182,010
2,799,145	CCC	Series 2007-OA2, Class A1, 0.967% due 4/25/47(a)	1,782,453
191,065	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.646% due 11/19/44(a)	76,591

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

		EMC Mortgage Loan Trust:
$6,201	BB(f)	Series 2002-B, Class A1, 0.894% due 2/25/41(a)(e)	$5,095
33,745	BBB−	Series 2003-A, Class A1, 0.794% due 8/25/40(a)(e)	29,097
1,253,214	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 1.944% due 9/25/33(a)	1,062,346
		Extended Stay America Trust:
755,000	A	Series 2010-ESHA, Class C, 4.860% due 11/5/27(e)	771,722
555,000	BBB	Series 2010-ESHA, Class D, 5.498% due 11/5/27(e)	565,271
463,706	AA+	Federal Home Loan Bank (FHLB), Series 9W-2012, Class 1, 4.770% due 9/20/12	473,411
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 25.849% due 2/15/24(a)	12,431
831,740	NR	Series T-61, Class 1A1, 1.578% due 7/25/44(a)(b)	851,725
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
155,360	AAA(f)	Series 2808, Class FT, 0.599% due 4/15/33(a)	155,403
244,400	NR	Series 3062, Class MC, 5.250% due 3/15/35	253,916
864,069	NR	Series 3345, Class FP, 0.449% due 11/15/36(a)	861,645
865,557	NR	Series 3345, Class PF, 0.429% due 5/15/36(a)	862,923
		Federal National Mortgage Association (FNMA):
38,927	NR	Series 2000-34, Class F, 0.694% due 10/25/30(a)(b)	39,265
186,850	NR	Series 2000-T6, Class A3, 3.885% due 1/25/28(a)	198,555
69,126	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	71,849
46,170	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	49,274
		Federal National Mortgage Association (FNMA), REMICS:
103,073	NR	Series 2002-34, Class FE, 0.646% due 5/18/32(a)(b)	103,741
222,773	NR	Series 2004-38, Class FK, 0.594% due 5/25/34(a)	223,085
1,559,497	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,712,468
630,000	NR	Series 2005-27, Class ND, 5.500% due 3/25/32	657,236
250,315	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	261,567
167,207	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	174,466
4,492,546	NR	Series 2006-27, Class SH, 6.456% due 4/25/36(a)	740,182
4,267,993	NR	Series 2006-51, Class SP, 6.406% due 3/25/36(a)	758,090
3,217,526	NR	Series 2007-68, Class SC, 6.456% due 7/25/37(a)	469,161
5,440,830	NR	Series 2008-18, Class SM, 6.756% due 3/25/38(a)	900,453
501,050	NR	Series 2010-118, Class YB, 6.256% due 10/25/40(a)	68,818
959,818	NR	Series 2010-142, Class SM, 6.286% due 12/25/40(a)	145,940
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	631,299
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	887,972
4,000,000	NR	Series 2012-25, Class B, 6.500% due 3/25/42	4,779,600
		FHLMC Multifamily Structured Pass Through Certificates:
3,038,273	NR	Series K006, Class AX1, 1.056% due 1/25/20(a)	191,806
2,271,367	NR	Series K007, Class X1, 1.237% due 4/25/20(a)	163,256
1,837,346	NR	Series K008, Class X1, 1.681% due 6/25/20(a)	182,739
937,927	NR	Series K009, Class X1, 1.514% due 8/25/20(a)	82,813
975,348	NR	Series K014, Class X1, 1.279% due 4/25/21(a)	83,839
1,144,877	AAA(f)	Series K016, Class X1, 1.586% due 10/25/21(a)	127,739
4,366,502	NR	Series K702, Class X1, 1.565% due 2/25/18(a)	331,339
6,516,815	AAA(f)	Series K704, Class X1, 2.011% due 8/25/18(a)	685,496
4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.484% due 10/25/36(a)	1,643,464
1,075,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2011-2, Class A1, 1.320% due 9/15/15	1,082,863
740,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	804,228
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	132,326
1,051,249	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.994% due 2/25/31(a)(e)	868,288
		Government National Mortgage Association (GNMA):
81,299	NR	Series 2000-35, Class F, 0.798% due 12/16/25(a)(b)	81,635
72,417	NR	Series 2002-21, Class FV, 0.648% due 3/16/32(a)(b)	72,736
5,558,231	NR	Series 2008-51, Class GS, 5.983% due 6/16/38(a)	963,069
686,773	NR	Series 2009-106, Class SU, 5.955% due 5/20/37(a)	104,815
178,976	NR	Series 2010-107, Class SG, 5.905% due 2/20/38(a)	28,460
797,532	NR	Series 2010-3, Class MS, 6.305% due 11/20/38(a)	126,127

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$216,491	NR	Series 2010-31, Class GS, 6.255% due 3/20/39(a)	$33,680
542,298	NR	Series 2010-85, Class HS, 6.405% due 1/20/40(a)	95,222
84,388	NR	Series 2011-32, Class S, 5.753% due 3/16/41(a)	14,251
877,273	NR	Series 2011-40, Class SA, 5.883% due 2/16/36(a)	131,976
360,372	NR	Series 2011-70, Class BS, 6.453% due 12/16/36(a)	65,321
999,567	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 1.450% due 9/20/44(a)	1,540,598
		Greenwich Capital Commercial Funding Corp.:
1,073,744	AAA	Series 2002-C1, Class A4, 4.948% due 1/11/35	1,090,110
1,520,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,628,175
1,210,000	AAA	Series 2005-GG3, Class A4, 4.799% due 8/10/42(a)	1,314,884
2,780,000	A−	Series 2006-GG7, Class A4, 5.881% due 7/10/38(a)	3,182,989
1,815,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,023,267
		GS Mortgage Securities Corp. II:
1,225,000	AA−	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,316,236
654,905	BBB−	Series 2007-GG10, Class A4, 5.788% due 8/10/45(a)	735,005
1,925,000	Aaa(d)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,047,810
197,606	B−	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.594% due 9/25/35(a)(e)	150,483
291,295	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.658% due 9/25/35(a)(b)	265,502
		Harborview Mortgage Loan Trust:
861,616	BBB+	Series 2004-5, Class 2A6, 2.374% due 6/19/34(a)	758,781
240,512	D	Series 2006-2, Class 1A, 2.859% due 2/25/36(a)	152,128
297,551	CCC	Series 2006-9, Class 2A1A, 0.456% due 11/19/36(a)	184,642
		Home Equity Asset Trust:
392,301	BBB+	Series 2007-1, Class 2A1, 0.304% due 5/25/37(a)	385,099
75,838	BBB	Series 2007-2, Class 2A1, 0.354% due 7/25/37(a)	74,126
		HSI Asset Securitization Corp. Trust:
263,635	AAA	Series 2006-OPT1, Class 2A3, 0.434% due 12/25/35(a)	223,341
4,475,000	A−	Series 2006-OPT4, Class 2A4, 0.494% due 3/25/36(a)	1,594,888
5,302	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.044% due 3/25/33(a)	4,159
239,154	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.646% due 11/25/37(a)	188,204
		Indymac Index Mortgage Loan Trust:
112,145	B−	Series 2004-AR15, Class 1A1, 2.675% due 2/25/35(a)	83,147
151,689	CCC	Series 2005-AR15, Class A2, 4.878% due 9/25/35(a)	114,378
1,238,886	D	Series 2007-AR5, Class 1A1, 4.274% due 5/25/37(a)	515,308
1,449,656	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.404% due 8/25/36(a)	409,394
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	652,050
665,000	Aaa(d)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	683,602
1,345,000	AA−	Series 2006-LDP7, Class A4, 5.871% due 4/15/45(a)	1,544,254
875,000	Aaa(d)	Series 2008-C2, Class ASB, 6.125% due 2/12/51(a)	945,924
212,987	B−	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2, step bond to yield, 5.453% due 11/25/36	212,795
		JP Morgan Mortgage Trust:
188,403	AAA	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(b)	189,147
52,239	Caa1(d)	Series 2006-S2, Class 2A2, 5.875% due 6/25/21	51,166
51,733	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	48,322
		LB-UBS Commercial Mortgage Trust:
82,061	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	83,892
40,000	AAA	Series 2006-C1, Class A4, 5.156% due 2/15/31	44,825
30,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	34,184
360,000	BBB+	Series 2006-C7, Class AM, 5.378% due 11/15/38	362,575
100,000	A−	Series 2007-C6, Class A4, 5.858% due 7/15/40(a)	113,726
		Lehman XS Trust:
277,148	B	Series 2005-5N, Class 1A1, 0.544% due 11/25/35(a)	185,110
240,108	CC	Series 2005-7N, Class 1A1B, 0.544% due 12/25/35(a)	65,612
7,082,732	CC	Series 2007-12N, Class 1A3A, 0.444% due 7/25/47(a)	1,660,802
2,709,084	CCC	Series 2007-16N, Class 2A2, 1.094% due 9/25/47(a)	1,616,037
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.718% due 11/21/34(a)	5,464,833

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$133,267	AAA	Series 2004-4, Class 4A1, 2.466% due 5/25/34(a)(b)	$115,843
1,649,177	CCC	Series 2007-3, Class 12A1, 0.444% due 5/25/47(a)	867,648
5,000,000	CCC	MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3, 0.404% due 11/25/36(a)	1,607,595
1,151,613	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.451% due 10/25/32(a)	1,129,774
480,000	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.494% due 7/25/37(a)	199,158
		Merrill Lynch Mortgage Investors Inc.:
193,371	AA+	Series 2004-A3, Class 4A3, 5.005% due 5/25/34(a)	193,357
2,150,000	AAA	Series 2006-FF1, Class A2C, 0.444% due 8/25/36(a)	1,726,774
		Merrill Lynch Mortgage Trust:
860,000	Aaa(d)	Series 2004-KEY2, Class A4, 4.864% due 8/12/39(a)	928,282
670,000	AAA	Series 2006-C1, Class A4, 5.661% due 5/12/39(a)	766,481
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	A+	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,893,859
450,000	Aaa(d)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	489,883
30,000	AA	Series 2007-8, Class A3, 5.968% due 8/12/49(a)	33,465
828,115	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	859,978
80,074	B1(d)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.224% due 4/25/35(a)	72,082
		Morgan Stanley Capital I:
1,539,948	Aaa(d)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,579,025
373,141	AAA	Series 2004-SD3, Class A, 0.704% due 6/25/34(a)(e)	328,095
830,000	BBB	Series 2007-HQ12, Class A5, 5.602% due 4/12/49(a)	893,096
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	220,077
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	638,940
523,239	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.684% due 10/25/34(a)	489,995
2,500,000	B−	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.474% due 3/25/37(a)	1,193,003
		NCUA Guaranteed Notes:
2,423,388	AA+	Series 2010-R1, Class 1A, 0.713% due 10/7/20(a)	2,426,224
2,196,055	AA+	Series 2010-R2, Class 1A, 0.633% due 11/6/17(a)	2,196,055
1,390,222	AA+	Series 2010-R2, Class 2A, 0.733% due 11/5/20(a)	1,392,177
1,265,853	Aaa(d)	Series 2010-R3, Class 1A, 0.823% due 12/8/20(a)	1,270,599
1,055,686	Aaa(d)	Series 2010-R3, Class 2A, 0.826% due 12/8/20(a)	1,060,226
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.724% due 7/25/35(a)	1,868,885
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.522% due 3/15/30(a)	1,288,989
1,109,778	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.514% due 7/25/36(a)	525,464
		Option One Mortgage Loan Trust:
3,008	AAA	Series 2002-6, Class A2, 1.044% due 11/25/32(a)	2,331
14,542	AAA	Series 2003-1, Class A2, 1.084% due 2/25/33(a)	11,513
870,841	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.574% due 5/25/35(a)	835,820
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.967% due 7/15/42(a)(b)(e)	997,310
1,900,000	AAA	Series 2011-1A, Class 1A3, 2.531% due 7/15/42(a)(e)	2,539,343
999,501	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.998% due 2/16/19(a)(b)(e)	997,050
		Popular ABS Mortgage Pass-Through Trust:
1,130,434	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,150,341
2,787,000	AA+	Series 2006-C, Class A4, 0.494% due 7/25/36(a)	1,470,167
2,450,000	BBB+	Series 2006-D, Class A3, 0.504% due 11/25/46(a)	1,271,761
		Prime Mortgage Trust:
520,537	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(e)	512,922
211,685	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(e)	212,043
1,845,250	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(e)	1,597,918
30,580	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	31,717
		Residential Accredit Loans Inc.:
151,515	AAA	Series 2005-QA1, Class A1, 0.544% due 1/25/35(a)(b)	123,364
2,414,702	CCC	Series 2007-QO4, Class A1, 0.444% due 5/25/47(a)	1,391,644
1,507,699	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	977,768
		Residential Asset Mortgage Products Inc.:
6,170	B−	Series 2003-RS4, Class AIIB, 0.904% due 5/25/33(a)	3,737
1,268,892	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,223,748
768,732	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	776,980

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$147,647	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	$140,973
254,433	D	SACO I Inc., Series 2006-7, Class A1, 0.504% due 7/25/36(a)	89,775
190,850	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	203,156
		Small Business Administration Participation Certificates:
134,996	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	138,946
70,069	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	73,967
146,710	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	154,977
128,795	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	139,366
500,615	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	558,245
389,575	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	442,737
862,405	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	945,041
		Structured Adjustable Rate Mortgage Loan Trust:
191,607	BBB+	Series 2004-16, Class 1A2, 2.579% due 11/25/34(a)	159,210
690,317	AAA	Series 2004-6, Class 4A1, 2.518% due 6/25/34(a)	626,859
253,875	CCC	Series 2005-19XS, Class 1A1, 0.564% due 10/25/35(a)	152,872
551,822	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.244% due 9/25/34(a)	462,339
		Structured Asset Mortgage Investments Inc.:
419,659	AAA	Series 2005-AR5, Class A3, 0.496% due 7/19/35(a)(b)	376,823
2,338,955	CCC	Series 2007-AR6, Class A1, 1.682% due 8/25/47(a)	1,329,352
		Structured Asset Securities Corp.:
6,269	A−	Series 2002-14A, Class 2A1, 2.250% due 7/25/32(a)(b)	5,788
192,299	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(e)	186,091
290,993	CC	Series 2005-RF3, Class 1A, 0.594% due 6/25/35(a)(e)	218,313
997,772	BB	Series 2007-BC4, Class A3, 0.494% due 11/25/37(a)	919,464
973,269	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28(a)	1,019,853
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.781% due 7/22/21(a)(b)(e)	277,736
220,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308% due 11/15/48	247,788
		WaMu Mortgage Pass Through Certificates:
44,610	AA	Series 2004-AR11, Class A, 2.490% due 10/25/34(a)	42,830
167,885	AAA	Series 2004-AR12, Class A2A, 0.703% due 10/25/44(a)	129,620
472,826	AAA	Series 2005-AR11, Class A1A, 0.564% due 8/25/45(a)	366,007
1,207,025	AAA	Series 2005-AR13, Class A1A1, 0.534% due 10/25/45(a)(b)	952,981
467,465	B+	Series 2005-AR15, Class A1A2, 0.524% due 11/25/45(a)	321,507
2,762,377	AAA	Series 2005-AR19, Class A1A2, 0.534% due 12/25/45(a)	2,112,216
1,000,000	B−	Series 2005-AR4, Class A5, 2.566% due 4/25/35(a)	761,763
3,066,326	AAA	Series 2006-AR1, Class 2A1A, 1.252% due 1/25/46(a)	2,435,236
1,165,567	BB+	Series 2006-AR13, Class 2A, 2.721% due 10/25/46(a)(b)	837,208
674,206	CCC	Series 2006-AR14, Class 1A4, 2.294% due 11/25/36(a)(b)	467,980
633,664	CCC	Series 2007-HY4, Class 4A1, 2.345% due 9/25/36(a)	453,480
1,011,146	CCC	Series 2007-OA2, Class 1A, 0.882% due 3/25/47(a)(b)	576,518
1,411,061	CCC	Series 2007-OA2, Class 2A, 0.896% due 1/25/47(a)	523,605
1,238,751	CCC	Series 2007-OA5, Class 1A, 0.932% due 6/25/47(a)	781,432
2,299,246	AA	Washington Mutual Inc., Series 2006-AR3, Class A1A, 1.182% due 2/25/46(a)	1,701,144
2,184,000	B−	Wells Fargo Home Equity Trust, Series 2006-3, Class A3, 0.454% due 1/25/37(a)	793,936
		Wells Fargo Mortgage Backed Securities Trust:
570,350	CCC	Series 2006-AR2, Class 2A1, 2.632% due 3/25/36(a)(b)	476,861
144,730	Caa2(d)	Series 2006-AR7, Class 2A4, 2.743% due 5/25/36(a)(b)	107,580
		WF-RBS Commercial Mortgage Trust:
1,284,268	Aaa(d)	Series 2011-C2, Class XA, 1.174% due 2/15/44(a)(e)	69,472
1,035,000	Aaa(d)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,081,804

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $200,976,684)	191,892,534

CORPORATE BONDS & NOTES – 21.6%
Aerospace & Defense – 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16(b)	352,754

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Airlines – 0.4%
		Continental Airlines Inc., Pass Thru Certificates:
$283,560	BBB+	6.648% due 9/15/17	$297,738
406,721	BBB+	7.256% due 3/15/20	445,868
1,543,952	A−	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,744,665
758,438	BBB−	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.878% due 8/15/16(a)	684,167
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.953% due 11/15/16(a)	500,000
360,150	A−	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	392,564
998,213	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	1,137,963

		Total Airlines	5,202,965

Automobiles – 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
1,030,000	A−	1.875% due 9/15/14(e)	1,038,392
540,000	A−	2.625% due 9/15/16(e)	553,359
		Volkswagen International Finance NV, Company Guaranteed Notes:
1,600,000	A−	1.031% due 10/1/12(a)(b)(e)	1,600,989
1,200,000	A−	1.191% due 4/1/14(a)(b)(e)	1,188,617

		Total Automobiles	4,381,357

Beverages – 0.5%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
300,000	A−	5.375% due 1/15/20	358,317
480,000	A−	5.000% due 4/15/20	562,900
545,000	A−	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	604,950
613,000	A−	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	709,931
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(b)(e)	2,567,378
310,000	A−	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	423,434
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB−	2.950% due 1/15/17(e)	204,184
415,000	BBB−	5.750% due 4/7/21(e)	472,515
560,000	BBB−	4.450% due 1/15/22(e)	584,897

		Total Beverages	6,488,506

Biotechnology – 0.1%
625,000	BBB	Life Technologies Corp., Senior Unsecured Notes, 4.400% due 3/1/15	653,571

Building Products – 0.1%
1,400,000	BB−	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,438,500

Capital Markets – 1.4%
450,000	BB+	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 6/1/43(a)	313,875
		Goldman Sachs Group Inc. (The):
630,000	A−	Senior Notes, 6.250% due 2/1/41	652,601
		Senior Unsecured Notes:
60,000	A−	3.625% due 8/1/12	60,591
80,000	A−	5.450% due 11/1/12	82,090
15,000	A−	4.750% due 7/15/13	15,558
80,000	A−	5.250% due 10/15/13	83,806
475,000	A−	6.000% due 5/1/14	510,737
1,000,000	A−	5.750% due 10/1/16(b)	1,077,666
3,400,000	A−	6.250% due 9/1/17(b)	3,738,507
950,000	A−	6.150% due 4/1/18	1,030,867
725,000	A−	7.500% due 2/15/19	826,472
660,000	A−	5.375% due 3/15/20	677,419
1,000,000	A−	6.000% due 6/15/20	1,064,788
300,000	A−	5.250% due 7/27/21	301,043
1,620,000	A−	5.750% due 1/24/22	1,694,211
650,000	NR	Lehman Brothers Holdings Capital Trust V, Limited Guaranteed Notes, 5.857% due 11/29/49(g)	390
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Limited Guaranteed Notes, 0.000% due 8/19/65(g)	138

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Capital Markets — 1.4% — (continued)

$900,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(g)	$990
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa1 (d)	8.950% due 5/18/17(a)	868,717
1,584,000	Baa1 (d)	9.570% due 6/6/17(a)	1,872,708
2,600,000	A−	6.875% due 4/25/18(b)	2,833,277

		Total Capital Markets	17,706,451

Chemicals – 0.0%
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	176,129
60,000	A−	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	69,489
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	233,269

		Total Chemicals	478,887

Commercial Banks – 4.7%
1,400,000	A+	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(e)	1,396,377
614,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/3/14(e)	643,158
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20(b)	227,000
1,000,000	AA−	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(e)	1,053,932
		Bank of America Corp.:
		Senior Unsecured Notes:
105,000	A−	7.375% due 5/15/14	113,547
1,300,000	A−	4.500% due 4/1/15(b)	1,320,649
810,000	A−	6.500% due 8/1/16	876,399
2,200,000	A−	5.625% due 10/14/16	2,299,068
6,200,000	A−	5.650% due 5/1/18(b)	6,440,752
670,000	A−	5.625% due 7/1/20	696,230
860,000	A−	5.000% due 5/13/21	857,933
355,000	A−	5.700% due 1/24/22	376,965
170,000	BBB+	Subordinated Notes, 5.420% due 3/15/17	170,219
300,000	A−	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	314,549
		Barclays Bank PLC:
		Senior Unsecured Notes:
1,200,000	A+	5.200% due 7/10/14	1,274,902
480,000	A+	5.125% due 1/8/20	508,324
3,700,000	BBB+	Subordinated Notes, 6.050% due 12/4/17(b)(e)	3,766,848
390,000	A	BBVA US Senior SAU, Bank Guaranteed Notes, 3.250% due 5/16/14	384,084
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	779,437
655,000	BBB	6.750% due 9/15/17	761,855
750,000	BBB	Chase Capital II, Limited Guaranteed Notes, 1.047% due 2/1/27(a)	579,843
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 1.038% due 3/1/27(a)	771,871
210,000	AA−	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(e)	227,928
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Bank Guaranteed Notes:
660,000	AA	3.375% due 1/19/17	680,197
700,000	AA	3.875% due 2/8/22	699,583
400,000	A	Junior Subordinated Notes, 11.000% due 12/29/49(a)(e)	507,012
		Credit Agricole SA:
660,000	BBB−	Junior Subordinated Notes, 9.750% due 6/29/49	640,860
220,000	A	Senior Unsecured Notes, 2.625% due 1/21/14(e)	214,684
		Credit Suisse AG:
1,095,000	Aaa(d)	Covered Notes, 2.600% due 5/27/16(e)	1,121,490
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	301,848
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	622,924
1,080,000	BB+	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,037,840
		Glitnir Banki HF:
270,000	NR	Senior Unsecured Notes, 6.330% due 7/28/12(e)(g)(h)	74,250
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(e)(g)	2,346

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 4.7% — (continued)

$1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(e)	$1,169,428
530,000	AA−	HSBC Bank PLC, Senior Unsecured Notes, 4.750% due 1/19/21(e)	567,312
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17(b)	1,760,421
4,100,000	A	4.875% due 8/24/20(b)	4,134,760
100,000	BB	ICICI Bank Ltd., Junior Subordinated Notes, 6.375% due 4/30/22(a)(e)	95,500
150,000	BB	ICICI Bank Ltd. (Restricted), Junior Subordinated Notes, 6.375% due 4/30/22(a)	143,250
		ING Bank NV:
200,000	AAA	Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(e)	209,994
770,000	NR	Unsecured Notes, 3.750% due 3/7/17(e)	766,042
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/12(e)(g)(h)	31,912
		Lloyds TSB Bank PLC:
		Bank Guaranteed Notes:
400,000	BBB−	6.500% due 9/14/20(e)	385,032
390,000	A	6.375% due 1/21/21	424,773
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49(a)(b)(e)	2,871,610
1,000,000	AA−	National Australia Bank Ltd., Senior Unsecured Notes, 5.350% due 6/12/13(e)	1,046,575
1,500,000	A−	National City Bank, Subordinated Notes, 0.904% due 6/7/17(a)	1,357,524
		Nordea Bank AB:
150,000	AA−	Senior Unsecured Notes, 4.875% due 1/27/20(e)	159,829
510,000	A+	Subordinated Notes, 4.875% due 5/13/21(e)	498,168
615,000	AA−	Royal Bank of Canada, Senior Unsecured Notes, 1.450% due 10/30/14	625,536
		Royal Bank of Scotland Group PLC:
1,060,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	882,450
750,000	A−	Senior Unsecured Notes, 6.400% due 10/21/19	788,101
1,600,000	A	Royal Bank of Scotland PLC (The), Bank Guaranteed Notes, 3.950% due 9/21/15	1,612,888
200,000	A+	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(e)	194,036
10,000	A	Sumitomo Mitsui Banking Corp., Subordinated Notes, 8.000% due 6/15/12	10,155
740,000	AAA	Swedbank Hypotek AB, Covered Notes, 2.950% due 3/28/16(e)	768,772
745,000	AA−	Toronto-Dominion Bank (The), Senior Unsecured Notes, 2.375% due 10/19/16	768,936
		UBS AG/Stamford CT:
460,000	A	Notes, 3.875% due 1/15/15	477,413
2,600,000	A	Senior Unsecured Notes, 5.750% due 4/25/18(b)	2,875,148
960,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(a)	883,200
		Wachovia Corp.:
430,000	A+	Senior Unsecured Notes, 5.750% due 2/1/18	499,608
280,000	A	Subordinated Notes, 5.250% due 8/1/14	302,458
		Wells Fargo & Co.:
230,000	A+	Senior Unsecured Notes, step bond to yield, 3.676% due 6/15/16	246,710
10,000	A	Subordinated Notes, 5.000% due 11/15/14	10,735
400,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	406,000
480,000	AA−	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	515,756

		Total Commercial Banks	59,234,936

Commercial Services & Supplies – 0.0%
70,000	BBB	Waste Management Inc., Company Guaranteed Notes, 7.375% due 5/15/29	93,333

Consumer Finance – 0.4%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,400,000	BB+	7.000% due 10/1/13(b)	1,502,612
1,300,000	BB+	5.625% due 9/15/15(b)	1,408,967
490,000	BB+	8.125% due 1/15/20	612,841
		SLM Corp., Senior Unsecured Notes:
385,000	BBB−	0.860% due 1/27/14(a)	366,543
70,000	BBB−	5.050% due 11/14/14	71,445
440,000	BBB−	8.000% due 3/25/20	485,100

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Consumer Finance — 0.4% — (continued)

$80,000	BBB−	5.625% due 8/1/33	$68,196

		Total Consumer Finance	4,515,704

Containers & Packaging – 0.0%
440,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	475,200

Distributors – 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(e)	314,647

Diversified Consumer Services – 0.0%
95,000	BB−	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	95,475

Diversified Financial Services – 3.3%
		American Express Co.:
		Senior Unsecured Notes:
1,200,000	BBB+	7.000% due 3/19/18(b)	1,479,715
860,000	BBB+	8.125% due 5/20/19	1,140,322
310,000	BB	Subordinated Notes, 6.800% due 9/1/66(a)	317,363
500,000	BBB−	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 5.375% due 4/15/20	515,644
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(e)	51,032
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(e)	1,275,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	23,266
2,280,000	A	7.250% due 2/1/18	2,759,418
200,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	199,836
400,000	AA−	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15(e)	417,432
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(e)	3,360,968
450,165	BBB−	Cedar Brakes II LLC, Senior Secured Notes, 9.875% due 9/1/13(e)	464,707
300,000	A−	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/7/12(i)	302,426
1,000,000	BBB	Credit Suisse Guernsey, Junior Subordinated Notes, 1.193% due 5/29/49(a)	671,550
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,003,338
1,342,000	BBB+	Subordinated Notes, 6.000% due 2/15/18	1,415,167
3,000,000	Aaa(d)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.267% due 7/16/13(a)(b)(e)	3,031,581
		Farmers Exchange Capital, Subordinated Notes:
1,500,000	BBB+	7.050% due 7/15/28(e)	1,678,179
350,000	BBB+	7.200% due 7/15/48(e)	368,394
		General Electric Capital Corp.:
		Senior Unsecured Notes:
20,000	AA+	5.450% due 1/15/13	20,847
100,000	AA+	0.863% due 3/20/13(a)	99,076
700,000	AA+	0.623% due 3/20/14(a)	685,033
500,000	AA+	0.863% due 6/20/14(a)	486,606
470,000	AA+	0.806% due 9/15/14(a)	462,805
750,000	AA+	0.710% due 5/11/16(a)	718,890
910,000	AA+	5.625% due 5/1/18	1,051,914
610,000	AA+	5.500% due 1/8/20	697,407
800,000	AA+	4.375% due 9/16/20	854,763
140,000	AA+	4.625% due 1/7/21	152,301
1,775,000	AA+	0.911% due 5/5/26(a)	1,381,710
925,000	AA+	6.150% due 8/7/37	1,047,127
		Subordinated Notes:
800,000	AA	5.300% due 2/11/21	883,017
1,050,000	AA−	6.375% due 11/15/67(a)	1,068,375
720,000	A−	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	771,810
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(e)	197,100
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB−	6.500% due 9/1/14(e)	535,000
590,000	BBB−	7.125% due 9/1/18(e)	663,750

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 3.3% — (continued)

$1,450,000	BBB	JP Morgan Chase Capital XIII, Limited Guaranteed Notes, 1.529% due 9/30/34(a)	$1,123,740
900,000	BBB	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.503% due 5/15/47(a)	673,569
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
90,000	A	4.400% due 7/22/20	94,488
1,060,000	A	4.250% due 10/15/20(b)	1,098,502
500,000	A	4.350% due 8/15/21	525,616
		Subordinated Notes:
295,000	A−	5.125% due 9/15/14	316,282
330,000	A−	5.150% due 10/1/15	358,230
630,000	A−	6.125% due 6/27/17	709,481
225,000	A	JPMorgan Chase Bank NA, Subordinated Notes, 0.872% due 6/13/16(a)	207,165
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/4/12(e)(g)(h)	26,250
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	200,611
1,700,000	BBB−	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(e)	1,845,602
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(e)	438,297
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(e)	72,298
300,000	AA−	SSIF Nevada LP, Bank Guaranteed Notes, 1.267% due 4/14/14(a)(b)(e)	295,722
420,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	447,003
360,256	Baa2(d)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(e)	372,123
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/9/32(a)(e)	935,750

		Total Diversified Financial Services	41,993,598

Diversified Telecommunication Services – 0.8%
		AT&T Inc., Senior Unsecured Notes:
170,000	A−	5.100% due 9/15/14	188,139
180,000	A−	3.875% due 8/15/21	194,221
10,000	A−	6.300% due 1/15/38	12,402
280,000	A−	6.550% due 2/15/39	358,324
460,000	A−	5.350% due 9/1/40	520,263
1,000,000	A−	5.550% due 8/15/41	1,178,230
841,000	A−	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,169,090
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	249,644
3,000,000	BB	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/1/16(b)	3,344,592
120,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 8.500% due 11/1/19	132,000
		Qwest Corp., Senior Unsecured Notes:
90,000	BBB−	7.500% due 10/1/14	100,399
74,000	BBB−	7.625% due 6/15/15	84,551
155,000	BBB−	8.375% due 5/1/16	182,297
197,000	BBB−	6.500% due 6/1/17	222,277
10,000	BBB	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	11,071
140,000	BBB	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	184,356
		Verizon Communications Inc., Senior Unsecured Notes:
150,000	A−	6.100% due 4/15/18	183,084
165,000	A−	5.125% due 6/15/33	169,264
280,000	A−	6.900% due 4/15/38	371,719
855,000	A−	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	916,604

		Total Diversified Telecommunication Services	9,772,527

Electric Utilities – 1.4%
130,000	BB−	AES Corp. (The), Senior Unsecured Notes, 7.750% due 10/15/15	147,550
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/1/39	356,756
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18(b)	1,994,279
215,000	BBB	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	269,828
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	296,414
		Constellation Energy Group Inc., Senior Unsecured Notes:
66,000	BBB−	5.150% due 12/1/20	74,389

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 1.4% — (continued)

$255,000	BBB−	7.600% due 4/1/32	$342,042
		Dominion Resources Inc., Senior Unsecured Notes:
330,000	A−	5.700% due 9/17/12	338,900
970,000	A−	1.800% due 3/15/14	992,910
105,000	A−	7.195% due 9/15/14	120,979
390,000	A−	5.200% due 8/15/19	455,293
200,000	A−	5.950% due 6/15/35	246,296
275,000	A−	4.900% due 8/1/41	306,972
180,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	207,289
50,000	B−	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	54,563
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,113,426
105,000	BBB−	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	119,343
800,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	1,023,594
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	63,246
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	234,600
577,400	Ba1(d)	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	594,264
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	954,152
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	303,982
225,000	BBB+	6.500% due 9/15/37	292,599
950,000	BBB−	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22	1,131,989
350,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.000% due 6/1/16	403,534
600,000	A−	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/1/13	642,615
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB	5.625% due 11/30/17	418,423
400,000	BBB	6.050% due 3/1/34	503,078
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	567,177
800,000	BBB−	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	962,062
		Public Service Electric & Gas Co., Senior Secured Notes:
425,000	A−	0.850% due 8/15/14	426,790
95,000	A−	5.250% due 7/1/35	113,589
330,807	BB−	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.237% due 7/2/17	319,229
225,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 5.400% due 5/15/21	264,109
450,000	BBB	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19(e)	599,423
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	267,000
25,000	CC	TXU Corp., Senior Unsecured Notes, 6.550% due 11/15/34	11,937

		Total Electric Utilities	17,534,621

Food & Staples Retailing – 0.1%
490,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 6.600% due 3/15/19	615,076
		CVS Pass-Through Trust, Pass Thru Certificates:
80,000	B+	9.350% due 1/10/23(e)	85,592
303,432	BBB+	6.036% due 12/10/28	335,413

		Total Food & Staples Retailing	1,036,081

Food Products – 0.2%
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB−	6.500% due 8/11/17	1,324,411
690,000	BBB−	5.375% due 2/10/20	805,835
315,000	BBB−	6.500% due 11/1/31	395,311
		Safeway Inc., Senior Unsecured Notes:
120,000	BBB	3.950% due 8/15/20	120,839
340,000	BBB	4.750% due 12/1/21	358,923

		Total Food Products	3,005,319

Gas Utilities – 0.2%
200,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 6.150% due 5/1/16	230,772

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Gas Utilities — 0.2% — (continued)

$460,000	BBB−	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	$576,711
1,455,000	BB−	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,542,300
500,000	BBB−	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	602,621

		Total Gas Utilities	2,952,404

Health Care Equipment & Supplies – 0.1%
		Medtronic Inc., Senior Unsecured Notes:
150,000	A+	4.450% due 3/15/20	171,718
400,000	A+	5.550% due 3/15/40	495,562

		Total Health Care Equipment & Supplies	667,280

Health Care Providers & Services – 0.3%
350,000	BBB−	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	388,934
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	680,051
		HCA Inc., Senior Unsecured Notes:
200,000	B−	6.250% due 2/15/13	207,000
120,000	B−	7.190% due 11/15/15	123,300
29,000	B−	6.500% due 2/15/16	30,885
50,000	BBB+	Hospira Inc., Senior Unsecured Notes, 5.600% due 9/15/40	49,389
420,000	AA−	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(e)	516,691
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB−	10.000% due 5/1/18	44,460
278,000	BB−	8.875% due 7/1/19	318,310
705,000	A−	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	744,312
30,000	A−	WellPoint Inc., Senior Unsecured Notes, 5.875% due 6/15/17	35,300

		Total Health Care Providers & Services	3,138,632

Hotels, Restaurants & Leisure – 0.0%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16(i)	77,200
7,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(e)	6,878
30,000	B−	MGM Mirage, Company Guaranteed Notes, 7.625% due 1/15/17	30,750
20,000	B−	MGM Resorts International, Company Guaranteed Notes, 6.625% due 7/15/15	20,350
10,000	CC	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 8.000% due 4/1/12	11,000
5,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16(g)(h)	0

		Total Hotels, Restaurants & Leisure	146,178

Household Products – 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	BB−	7.125% due 4/15/19(e)	106,250
270,000	BB−	6.875% due 2/15/21(e)	287,550

		Total Household Products	393,800

Industrial Conglomerates – 0.0%
120,000	A−	Tyco International Finance SA, Company Guaranteed Notes, 4.625% due 1/15/23	128,716
200,000	A−	Tyco International Ltd./Tyco International Finance SA, Company Guaranteed Notes, 6.875% due 1/15/21	251,869

		Total Industrial Conglomerates	380,585

Insurance – 1.4%
		American International Group Inc., Senior Unsecured Notes:
600,000	A−	1.388% due 7/19/13(a)	777,523
200,000	A−	3.750% due 11/30/13(e)	202,035
400,000	A−	5.450% due 5/18/17	426,105
2,100,000	A−	5.850% due 1/16/18(b)	2,269,827
2,300,000	A−	8.250% due 8/15/18(b)	2,761,937
500,000	A−	6.400% due 12/15/20	558,534
		Berkshire Hathaway Inc., Senior Unsecured Notes:
1,050,000	AA+	2.200% due 8/15/16	1,078,286

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Insurance — 1.4% — (continued)

$1,250,000	AA+	3.750% due 8/15/21	$1,315,856
10,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 4.179% due 12/29/49(a)	8,437
175,000	A−	Lincoln National Corp., Senior Unsecured Notes, 7.000% due 6/15/40	207,946
525,000	A−	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	546,938
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/8/38(e)	741,000
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,528,187
495,000	A−	Senior Unsecured Notes, 4.750% due 2/8/21	550,004
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA−	5.125% due 4/10/13(e)	1,357,101
375,000	AA−	5.125% due 6/10/14(e)	404,999
1,150,000	AA−	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(e)	1,235,905
625,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	774,740
290,000	AA−	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(e)	380,285

		Total Insurance	17,125,645

Life Sciences Tools & Services – 0.1%
550,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 6.500% due 11/1/17	657,957
120,000	A	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	128,205

		Total Life Sciences Tools & Services	786,162

Machinery – 0.0%
405,000	BBB−	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21(e)	428,662
110,000	A	Caterpillar Inc., Senior Unsecured Notes, 3.900% due 5/27/21	122,119

		Total Machinery	550,781

Media – 0.9%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB−	7.000% due 1/15/19	141,050
360,000	BB−	6.500% due 4/30/21	384,300
200,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	296,329
170,000	BBB+	Comcast Cable Communications LLC, Company Guaranteed Notes, 8.875% due 5/1/17	222,108
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	322,424
701,000	BBB+	5.875% due 2/15/18	837,334
840,000	BBB+	5.700% due 5/15/18	993,334
40,000	BBB+	5.650% due 6/15/35	45,853
250,000	BBB+	6.450% due 3/15/37	313,247
320,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39(e)	454,029
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
1,000,000	BBB	3.500% due 3/1/16	1,059,205
214,000	BBB	5.875% due 10/1/19	249,372
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB−	7.000% due 10/1/13	21,575
50,000	BB−	6.625% due 10/1/14	54,750
25,000	BB−	7.125% due 2/1/16	27,750
180,000	BB−	6.750% due 6/1/21	200,700
150,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	172,500
595,000	BBB+	NBCUniversal Media LLC, Senior Unsecured Notes, 2.100% due 4/1/14	606,835
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	160,359
		News America Inc., Company Guaranteed Notes:
60,000	BBB+	4.500% due 2/15/21	64,803
25,000	BBB+	6.200% due 12/15/34	29,098
		Omnicom Group Inc., Senior Unsecured Notes:
44,000	BBB+	5.900% due 4/15/16	50,458
89,000	BBB+	4.450% due 8/15/20	98,060
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	460,334
70,000	BBB	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	79,954

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Media — 0.9% — (continued)

$598,000	A−	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	$618,353
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/2/12	751,395
450,000	BBB	5.850% due 5/1/17	530,106
560,000	BBB	8.250% due 4/1/19	727,309
50,000	BBB	4.125% due 2/15/21	53,164
350,000	BBB	7.300% due 7/1/38	451,275
425,000	BBB	5.875% due 11/15/40	484,359
40,000	BBB	5.500% due 9/1/41	44,210
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	65,744
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	111,719
110,000	BBB	4.750% due 3/29/21	123,306
30,000	BBB	6.250% due 3/29/41	36,310
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	306,792

		Total Media	11,649,803

Metals & Mining – 0.6%
1,000,000	BB−	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,066,250
1,076,000	A−	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	1,186,463
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
600,000	A+	6.500% due 4/1/19	756,364
230,000	A+	3.250% due 11/21/21	237,908
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(e)	108,253
295,000	A	3.750% due 11/4/20(e)	303,556
40,000	BB−	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 6.375% due 2/1/16(e)	41,600
		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes:
1,295,000	BBB	8.375% due 4/1/17	1,355,607
400,000	BBB	3.550% due 3/1/22	398,920
160,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	179,200
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	A−	6.500% due 7/15/18	576,801
520,000	A−	9.000% due 5/1/19	718,245
550,000	A−	3.500% due 11/2/20	575,877
		Steel Dynamics Inc., Company Guaranteed Notes:
90,000	BB+	6.750% due 4/1/15	92,025
130,000	BB+	7.625% due 3/15/20	145,925
260,000	A−	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	320,133

		Total Metals & Mining	8,063,127

Multiline Retail – 0.0%
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
87,000	BBB−	5.875% due 1/15/13	90,032
247,000	BBB−	5.750% due 7/15/14	271,888

		Total Multiline Retail	361,920

Oil, Gas & Consumable Fuels – 2.5%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Unsecured Notes, 9.625% due 3/1/13	2,352,900
240,000	BBB−	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	309,979
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB−	7.625% due 3/15/14	166,633
75,000	BBB−	5.750% due 6/15/14	81,728
878,000	BBB−	5.950% due 9/15/16	1,017,505
917,000	BBB−	6.375% due 9/15/17	1,102,008
540,000	A−	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	639,861
320,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21(e)	330,501
		BP Capital Markets PLC, Company Guaranteed Notes:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.5% — (continued)

$350,000	A	5.250% due 11/7/13	$376,145
300,000	A	4.742% due 3/11/21	346,346
50,000	A	3.561% due 11/1/21	53,408
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	292,207
		Chesapeake Energy Corp., Company Guaranteed Notes:
5,000	BB+	7.250% due 12/15/18	5,450
60,000	BB+	6.625% due 8/15/20	63,000
210,000	BB+	6.875% due 11/15/20	221,550
		Cie Générale de Géophysique – Veritas, Company Guaranteed Notes:
110,000	BB−	7.750% due 5/15/17	115,087
230,000	BB−	6.500% due 6/1/21	236,900
120,000	BB+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	124,971
130,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 6.500% due 1/15/22	144,950
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	516,763
65,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	89,015
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21(e)	212,625
730,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	874,112
		El Paso Corp., Senior Unsecured Notes:
227,000	BB−	7.800% due 8/1/31	272,188
325,000	BB−	7.750% due 1/15/32	388,602
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	714,320
		El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes:
460,000	BB	6.500% due 4/1/20	514,853
1,040,000	BB	5.000% due 10/1/21	1,091,249
		Energy Transfer Partners LP, Senior Unsecured Notes:
50,000	BBB−	5.200% due 2/1/22	53,926
433,000	BBB−	6.500% due 2/1/42	482,277
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	241,318
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB	5.600% due 10/15/14	358,320
500,000	BBB	6.300% due 9/15/17	591,852
400,000	BBB	6.500% due 1/31/19	475,651
400,000	BBB	5.250% due 1/31/20	452,610
480,000	BBB	4.050% due 2/15/22	510,216
230,000	BBB	5.700% due 2/15/42	261,219
130,000	BBB	4.850% due 8/15/42	131,931
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	69,236
410,000	BBB	7.300% due 8/15/31	544,441
765,000	BBB−	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	1,020,140
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
50,000	BBB	5.850% due 9/15/12	51,237
30,000	BBB	6.000% due 2/1/17	34,969
300,000	BBB	5.950% due 2/15/18	357,568
220,000	BBB	6.850% due 2/15/20	263,102
300,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	340,225
90,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	96,975
		Nexen Inc., Senior Unsecured Notes:
250,000	BBB−	6.200% due 7/30/19	297,409
250,000	BBB−	6.400% due 5/15/37	287,704
325,000	BBB−	7.500% due 7/30/39	418,821
630,000	BBB	Noble Energy Inc., Senior Unsecured Notes, 4.150% due 12/15/21	661,254
560,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	581,060
1,000,000	BBB−	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,225,067
230,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.500% due 9/15/20	249,837
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	33,350
1,810,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	1,955,014

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.5% — (continued)

		Petrohawk Energy Corp., Company Guaranteed Notes:
$1,014,000	BBB+	7.875% due 6/1/15	$1,076,108
175,000	BBB+	7.250% due 8/15/18	201,031
250,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	277,500
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	89,153
80,000	BB+	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(e)	88,600
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	421,799
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/1/17(e)	45,469
58,000	BB	8.000% due 3/1/32	73,017
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39(b)	1,769,891
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/1/37	131,434
370,000	BBB(f)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/1/13	386,005
440,000	BBB−	Transocean Inc., Company Guaranteed Notes, 6.375% due 12/15/21	520,239
		Williams Cos., Inc., Senior Unsecured Notes:
793,000	BB+	7.875% due 9/1/21	1,003,331
116,000	BB+	7.500% due 1/15/31	138,318
166,000	BB+	8.750% due 3/15/32	222,186
160,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(e)	166,000

		Total Oil, Gas & Consumable Fuels	31,311,666

Paper & Forest Products – 0.1%
130,000	BBB	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22(e)	132,307
175,000	A−	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/1/16(e)	193,924
		International Paper Co., Senior Unsecured Notes:
450,000	BBB	7.950% due 6/15/18	564,835
50,000	BBB	7.500% due 8/15/21	64,325
300,000	BBB	4.750% due 2/15/22	327,463
125,000	BBB	6.000% due 11/15/41	144,994

		Total Paper & Forest Products	1,427,848

Pharmaceuticals – 0.2%
380,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	464,380
1,050,000	BBB+	Aristotle Holding Inc., Company Guaranteed Notes, 3.500% due 11/15/16(e)	1,084,434
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	196,698
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	475,412
350,000	AA	Wyeth, Company Guaranteed Notes, 5.950% due 4/1/37	459,600

		Total Pharmaceuticals	2,680,524

Real Estate Investment Trusts (REITs) – 0.7%
700,000	BBB−	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	794,496
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(b)(e)	3,031,941
		HCP Inc., Senior Unsecured Notes:
700,000	BBB	6.450% due 6/25/12	709,023
750,000	BBB	6.000% due 6/15/14	799,893
300,000	BBB	6.700% due 1/30/18	350,088
		Health Care REIT Inc., Senior Unsecured Notes:
1,200,000	BBB−	4.950% due 1/15/21	1,257,630
600,000	BBB−	6.500% due 3/15/41	653,526
600,000	BBB−	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	662,911
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A−	7.500% due 6/2/14(e)	515,611
440,000	A−	6.750% due 9/2/19(e)	516,045

		Total Real Estate Investment Trusts (REITs)	9,291,164

Road & Rail – 0.0%
		Union Pacific Corp., Senior Unsecured Notes:
43,000	BBB+	5.375% due 5/1/14	46,831

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Road & Rail — 0.0% — (continued)

$84,000	BBB+	4.163% due 7/15/22	$92,837

		Total Road & Rail	139,668

Specialty Retail – 0.2%
		QVC Inc., Senior Secured Notes:
685,000	BBB−	7.500% due 10/1/19(e)	763,775
554,000	BBB−	7.375% due 10/15/20(e)	616,325
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	748,871

		Total Specialty Retail	2,128,971

Tobacco – 0.2%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	224,837
400,000	BBB	9.700% due 11/10/18(b)	545,130
260,000	BBB	9.250% due 8/6/19	356,074
550,000	BBB	4.750% due 5/5/21	607,030
480,000	A	Philip Morris International Inc., Senior Unsecured Notes, 2.900% due 11/15/21	485,998
		Reynolds American Inc., Company Guaranteed Notes:
85,000	BBB−	7.250% due 6/1/12	86,201
300,000	BBB−	6.750% due 6/15/17	357,748

		Total Tobacco	2,663,018

Wireless Telecommunication Services – 0.4%
		América Móvil SAB de CV, Company Guaranteed Notes:
975,000	A−	2.375% due 9/8/16	1,000,430
230,000	A−	5.000% due 3/30/20	262,361
		GTE Corp., Company Guaranteed Notes:
548,000	A−	6.840% due 4/15/18	678,485
50,000	A−	6.940% due 4/15/28	62,507
358,000	BB	Qwest Communications International Inc., Company Guaranteed Notes, 7.125% due 4/1/18	384,850
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	B+	6.875% due 11/15/28	39,250
310,000	B+	8.750% due 3/15/32	277,450
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB+	5.877% due 7/15/19	73,071
140,000	BBB+	5.134% due 4/27/20	138,451
1,370,000	BBB−	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,500,150

		Total Wireless Telecommunication Services	4,417,005

		TOTAL CORPORATE BONDS & NOTES (Cost — $258,777,629)	275,050,613

MUNICIPAL BONDS – 1.6%
California – 0.3%
50,000	AA	Los Angeles Department of Airports, Series A, 5.000% due 5/15/35	55,829
200,000	AA−	Los Angeles Department of Water & Power, Build America Bonds Project, 6.574% due 7/1/45	272,242
250,000	AA+	Santa Clara Valley Transportation Authority, Build America Bonds Project, 5.876% due 4/1/32	303,523
		State of California, GO:
670,000	A−	6.200% due 10/1/19	786,479
400,000	A−	5.000% due 6/1/37(b)	422,392
900,000	A−	5.000% due 11/1/37(b)	949,302
100,000	A−	5.000% due 12/1/37(b)	105,549
815,000	A−	7.550% due 4/1/39	1,079,867

		Total California	3,975,183

Delaware – 0.0%
400,000	AAA	Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 1.423% due 1/29/46(a)	309,676

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Florida – 0.0%
$600,000		A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.560% due 12/1/36(a)(j)	$470,916

Georgia – 0.0%
40,000		AA+	Metropolitan Atlanta Rapid Transit Authority, Third Series, 5.000% due 7/1/39	43,521
			Municipal Electric Authority of Georgia, Build America Bonds Project:
120,000		A+	6.637%, due 4/1/57	139,229
70,000		A+	6.655%, due 4/1/57	80,222

			Total Georgia	262,972

Illinois – 0.7%
			Chicago Transit Authority:
3,500,000		AA	Series A, 6.899% due 12/1/40(b)	4,216,030
2,400,000		AA	Series B, 6.899% due 12/1/40(b)	2,890,992
510,000		AA−	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36(b)	529,268
50,000		AA	County of Cook IL, Build America Bonds Project, 6.229% due 11/15/34	57,964
			State of Illinois, GO:
1,250,000		A+	5.665% due 3/1/18	1,369,612
435,000		A+	5.100% due 6/1/33	414,155

			Total Illinois	9,478,021

Minnesota – 0.2%
			Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, :
825,000		AAA	0.594% due 4/28/30(a)	757,078
850,000		AAA	0.544% due 1/29/46(a)	761,005
450,000		AAA	1.423% due 1/29/46(a)	350,780

			Total Minnesota	1,868,862

Nevada – 0.0%
40,000		AA−	County of Clark NV, Las Vegas-Mccarran International Airport, SeriesA, AGM-Insured, 5.250% due 7/1/39	42,636

New York – 0.0%
190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 10.362% due 12/15/13(a)(b)(e)	209,363

Ohio – 0.1%
40,000		A	American Municipal Power Inc., Meldahl Hydroelectric Project Revenue Bonds, Series 2010E, 6.270% due 2/15/50	45,040
1,000,000		B−	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	736,580

			Total Ohio	781,620

Texas – 0.2%
2,225,000		AAA	County of Travis Texas, GO, 5.125% due 3/1/22	2,225,000

Virginia – 0.1%
716,319		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	746,884

			TOTAL MUNICIPAL BONDS (Cost — $18,771,339)	20,371,133

SOVEREIGN BONDS – 2.9%
Australia – 1.5%
			Australia Government Bond, Senior Unsecured Notes
3,100,000	AUD	Aaa(d)	5.500% due 12/15/13	3,448,544
5,700,000	AUD	Aaa(d)	4.750% due 6/15/16	6,405,230
1,700,000	AUD	Aaa(d)	6.000% due 2/15/17	2,023,586
4,200,000	AUD	Aaa(d)	5.500% due 1/21/18	4,940,408
2,100,000	AUD	Aaa(d)	5.750% due 7/15/22	2,582,193

			Total Australia	19,399,961

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Brazil – 0.1%
$2,500,000	BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	$1,878,115

Canada – 0.7%
8,000,000	CAD	AAA	Canadian Government Bond, 2.250% due 8/1/14(b)	8,317,600
900,000		AA−	Province of Ontario Canada, Senior Unsecured Notes, 2.300% due 5/10/16(b)	934,447

			Total Canada	9,252,047

Hong Kong – 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/1/14(b)(e)	1,090,274

Israel – 0.0%
465,000		AA+	Israel Government AID Bond, Government Guaranteed Notes, 5.500% due 9/18/23	594,805

Japan – 0.1%
800,000		AA−	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/2/15	840,278

Malaysia – 0.1%
			Malaysia Government Bond, Senior Unsecured Notes
1,800,000	MYR	A3(d)	3.835% due 8/12/15	615,457
515,000	MYR	A3(d)	4.262% due 9/15/16	179,591

			Total Malaysia	795,048

Mexico – 0.2%
19,476,000	MXN	A−	Mexican Bonos, Bonds, 8.000% due 6/11/20	1,722,508
			Mexico Government International Bond, Senior Unsecured Notes
186,000		BBB	5.125% due 1/15/20	213,435
418,000		BBB	6.750% due 9/27/34	547,580
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	95,355

			Total Mexico	2,578,878

Russia – 0.1%
843,350		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	1,007,803

			TOTAL SOVEREIGN BONDS (Cost — $34,279,801)	37,437,209

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 20.5%
U.S. GOVERNMENT OBLIGATIONS – 20.3%
			U.S. Treasury Bonds:
3,600,000			8.125% due 5/15/21(b)	5,560,031
113,000			8.125% due 8/15/21(b)	175,530
1,900,000			7.625% due 11/15/22(b)	2,934,907
200,000			7.125% due 2/15/23(b)	300,125
2,000,000			7.500% due 11/15/24(b)	3,155,938
1,025,000			6.500% due 11/15/26	1,529,972
5,560,000			6.625% due 2/15/27	8,411,240
1,600,000			6.375% due 8/15/27	2,381,750
3,565,000			4.500% due 2/15/36	4,533,678
1,900,000			4.750% due 2/15/37	2,507,407
1,000,000			4.375% due 11/15/39(b)	1,256,875
285,000			4.625% due 2/15/40	372,371
3,100,000			4.375% due 5/15/40(b)	3,899,220
2,292,700			4.750% due 2/15/41	3,058,246
10,604,000			4.375% due 5/15/41	13,356,067
3,180,000			3.750% due 8/15/41(b)	3,608,804
24,985,000			3.125% due 11/15/41(b)	25,195,824
3,329,900			3.125% due 2/15/42	3,355,394
			U.S. Treasury Notes:
14,160,000			0.250% due 1/31/14	14,149,493
210,000			1.875% due 2/28/14	216,530
3,830,000			0.375% due 11/15/14	3,827,606

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 20.3% — (continued)

$12,850,000	0.250% due 12/15/14	$12,795,786
7,125,000	0.250% due 2/15/15	7,090,487
765,000	2.000% due 4/30/16	805,999
5,530,000	1.000% due 8/31/16	5,587,462
400,000	1.000% due 9/30/16	403,938
4,135,000	0.875% due 12/31/16	4,142,431
3,199,700	0.875% due 1/31/17	3,203,200
3,895,000	0.875% due 2/28/17	3,895,608
85,000	2.375% due 7/31/17	91,229
8,780,000	1.500% due 8/31/18	8,904,158
4,690,000	1.375% due 9/30/18	4,712,718
35,000,000	1.375% due 11/30/18(b)	35,092,960
13,680,000	1.375% due 12/31/18	13,699,234
4,670,000	1.375% due 2/28/19	4,663,434
6,500,000	2.125% due 8/15/21(b)	6,631,014
27,834,000	2.000% due 11/15/21(b)	27,977,512
1,150,000	2.000% due 2/15/22(b)	1,152,516
	U.S. Treasury Inflation Indexed Bonds:
6,292,943	1.125% due 1/15/21(b)	7,197,554
119,722	2.375% due 1/15/25(k)	155,835
251,786	2.375% due 1/15/27(k)	331,669
32,316	1.750% due 1/15/28(k)	39,734
123,548	3.875% due 4/15/29	196,268
3,720,141	2.125% due 2/15/41(b)	5,152,686
524,328	0.750% due 2/15/42	528,466

	TOTAL U.S. GOVERNMENT OBLIGATIONS	258,238,906

U.S. GOVERNMENT AGENCIES – 0.2%
	Federal Home Loan Bank (FHLB):
200,000	1.350% due 4/29/14	204,081
290,000	1.375% due 5/28/14	296,608
470,000	5.625% due 11/23/35(k)	528,308
2,820,000	Federal National Mortgage Association (FNMA), 0.000% due 10/9/19	2,198,229

	TOTAL U.S. GOVERNMENT AGENCIES	3,227,226

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $254,386,670)	261,466,132

Shares

PREFERRED STOCK – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
20,000	General Motors Corp.(b)(h)* (Cost — $0)	7,600

WARRANT – 0.0%
ENERGY – 0.0%
Energy Equipment & Services – 0.0%
177	SemGroup Corp., Class A Shares, expires 11/30/14(h)* (Cost — $9,884)	1,275

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Contracts		Security	Value

PURCHASED OPTIONS – 0.0%
United States – 0.0%
96		Eurodollar Futures, Put @ $98.75, expires 12/14/12	$57,600
46		Eurodollar Futures, Put @ $98.88, expires 12/17/12	5,750

		Total United States	63,350

		TOTAL PURCHASED OPTIONS (Cost — $78,386)	63,350

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,177,442,920)	1,209,065,583

Face
Amount†

SHORT-TERM INVESTMENTS (l) — 13.7%
MONEY MARKET FUND− 0.0%
386,748		Invesco STIT – Liquid Assets Portfolio (m)(Cost — $386,748)	386,748

REPURCHASE AGREEMENTS – 5.0%
23,963,000		Barclays Capital Inc. repurchase agreement dated 2/29/12, 0.120% due 3/1/12, Proceeds at maturity - $23,963,080; (Fully collateralized by U.S. Treasury Notes 1.000% due 7/15/13; Market Valued - $24,452,698)(n)	23,963,000
27,737,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 2/29/12, 0.100% due 3/1/12, Proceeds at maturity - $27,737,077; (Fully collateralized by U.S. Treasury Notes 3.125% due 9/30/13; Market Valued - $28,299,958)(n)	27,737,000
12,100,000		Deutsche Bank Securities Inc. repurchase agreement dated 2/29/12, 0.170% due 3/1/12, Proceeds at maturity - $12,100,057; (Fully collateralized by U.S. Treasury Notes 4.000% due 2/15/15; Market Valued - $12,345,602)(n)	12,100,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $63,800,000)	63,800,000

SOVEREIGN BOND – 0.6%
7,000,000		Canadian Government Bond, 1.500% due 3/1/12 (Cost — $6,790,922)	7,110,669

TIME DEPOSITS – 2.9%
		BBH – Grand Cayman:
126	JPY	0.010% due 3/1/12	2
932	EUR	0.045% due 3/1/12	1,244
736	GBP	0.097% due 3/1/12	1,174
59	NOK	0.650% due 3/1/12	11
51,361	AUD	3.477% due 3/1/12	55,347
18,753,089		HSBC Bank – Grand Cayman, 0.030% due 3/1/12	18,753,089
		JPMorgan Chase & Co. - London:
17,313,350		0.030% due 3/1/12	17,313,350
90,257	CAD	0.236% due 3/1/12	91,478
674,858		Wells Fargo – Grand Cayman, 0.030% due 3/1/12	674,858

		TOTAL TIME DEPOSITS (Cost — $36,890,553)	36,890,553

U.S. GOVERNMENT AGENCIES – 3.8%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	404,396
8,800,000		Federal Home Loan Mortgage Corp (FHLMC), Discount Notes, 0.045% due 5/18/12(n)	8,799,142
		Federal National Mortgage Association (FNMA):
5,465,000		0.266% due 8/23/12	5,469,399
2,790,000		0.276% due 10/18/12	2,793,064
30,850,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.025% due 4/2/12(n)	30,849,314

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $48,306,674)	48,315,315

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount†	Security	Value

U.S. GOVERNMENT OBLIGATIONS – 1.4%
4,658,000	U.S. Treasury Bills, 0.040% due 3/29/12 – 8/30/12(k)(n)	$4,655,602
13,024,508	U.S. Treasury Inflation Indexed Bonds, 2.000% due 4/15/12 – 7/15/12(k)	13,321,734

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $17,968,854)	17,977,336

	TOTAL SHORT-TERM INVESTMENTS (Cost — $174,143,751)	174,480,621

	TOTAL INVESTMENTS – 108.6% (Cost — $1,351,586,671#)	1,383,546,204

	Liabilities in Excess of Other Assets – (8.6%)	(110,142,891)

	TOTAL NET ASSETS – 100.0%	$1,273,403,313

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Security is currently in default.
(h)	Illiquid Security.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 13.7%.
(m)	Represents investment of collateral received from securities lending transactions.
(n)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
FSA	—	Financial Security Assurance
GBP	—	British Pound
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
MXN	—	Mexican Peso
MYR	—	Malaysian Riggit
NOK	—	Norwegian Krone
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts
REMICS	—	Real Estate Mortgage Investment Conduits

See pages 112 and 113 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Typeˆ

Mortgage-Backed Securities	29.6%
Corporate Bonds & Notes	19.9
U.S. Government & Agency Obligations	18.9
Collateralized Mortgage Obligations	13.9
Sovereign Bonds	2.7
Municipal Bonds	1.5
Asset-Backed Securities	0.9
Purchased Options	0.0	**
Preferred Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	12.6

	100.0%

ˆ	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
46	Eurodollar Futures, Put	9/17/12	$98.88	$2,587
96	Eurodollar Futures, Put	12/14/12	98.25	29,400
82	U.S. Treasury 10-Year Note, Put	5/25/12	128.00	41,000
82	U.S. Treasury 10-Year Note, Call	5/25/12	134.00	29,469

	Total United States			102,456

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $121,437)			$102,456

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
$1,000,000	4.500% due 3/1/42(a)	$1,062,344
2,000,000	5.500% due 4/1/42(a)	2,166,250
	Federal National Mortgage Association (FNMA)
6,000,000	6.000% due 3/1/27(a)	6,600,939
6,000,000	4.000% due 3/1/41(a)	6,354,375
6,000,000	4.000% due 4/1/41(a)	6,301,875
12,000,000	5.500% due 4/1/41(a)	13,042,502
4,000,000	6.000% due 3/1/41(a)	4,393,126
25,600,000	3.500% due 3/1/42(a)	26,464,000
2,500,000	4.500% due 3/1/42(a)	2,664,453
1,400,000	5.000% due 3/1/42(a)	1,511,782
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 4/1/42(a)	3,365,391

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $73,896,813)	$73,927,037

(a)	This security is traded on a TBA basis (see Note 1).
For details of other financial instruments held by this fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES – 89.9%
Aerospace & Defense – 1.4%
$680,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$710,600
170,000	B−	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	181,050
265,000	B+	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	286,862
130,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.625% due 7/15/18	146,900
330,000	B−	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	351,450

		Total Aerospace & Defense	1,676,862

Airlines – 0.3%
61,145	BB	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	62,062
125,161	B	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	128,452
55,342	BBB−	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	58,663
30,000	BB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	28,050
95,000	BB−	Delta Air Lines Inc., Senior Secured Notes, 9.500% due 9/15/14(a)	102,363

		Total Airlines	379,590

Auto Components – 2.1%
265,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	269,637
37,000	B−	Allison Transmission Inc., Company Guaranteed Notes, 11.000% due 11/1/15(a)	39,174
		Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes:
580,000	B	8.000% due 6/15/19	587,250
200,000	B	8.250% due 6/15/21	203,000
		Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes:
60,000	B+	10.500% due 5/15/16	65,851
80,000	B+	7.000% due 5/15/22	81,400
400,000	B+	Pittsburgh Glass Works LLC, Senior Secured Notes, 8.500% due 4/15/16(a)	407,000
187,000	B+	Tomkins LLC/Tomkins Inc., Secured Notes, 9.000% due 10/1/18	207,570
601,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	664,105

		Total Auto Components	2,524,987

Automobiles – 0.0%
		General Motors Corp.:
555,000	NR	7.200% due 1/15/12(b)	6,938
730,000	NR	8.375% due 7/15/33(b)	9,125

		Total Automobiles	16,063

Building Products – 0.2%
		Building Materials Corp. of America, Senior Notes:
80,000	BB+	6.875% due 8/15/18(a)	86,400
180,000	BB+	6.750% due 5/1/21(a)	196,200

		Total Building Products	282,600

Chemicals – 1.7%
305,000	B+	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	342,363
410,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	403,850
130,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	138,450
239,784	BB+	Lyondell Chemical Co., Company Guaranteed Notes, 11.000% due 5/1/18	264,062
400,000	BB+	LyondellBasell Industries NV, Company Guaranteed Notes, 6.000% due 11/15/21(a)	441,000
		Solutia Inc., Company Guaranteed Notes:
175,000	BB−	8.750% due 11/1/17	199,062
230,000	BB−	7.875% due 3/15/20	270,825

		Total Chemicals	2,059,612

Commercial Banks – 5.0%
		Ally Financial Inc.:
		Company Guaranteed Notes:
165,000	B+	6.750% due 12/1/14	175,106

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 5.0% — (continued)

$650,000	B+	8.000% due 3/15/20	$737,750
60,000	B+	Senior Unsecured Notes, 7.500% due 12/31/13	64,050
165,000	BB+	Amsouth Bank, Subordinated Notes, 4.850% due 4/1/13	167,269
230,000	A−	Bank of America Corp., Senior Unsecured Notes, 6.500% due 8/1/16	248,854
430,000	BB+	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	433,763
200,000	BBB+	Barclays Bank PLC, Subordinated Notes, 6.050% due 12/4/17(a)	203,613
75,000	A	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(c)	95,065
210,000	BBB−	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(c)	189,000
390,000	BBB+	Intesa Sanpaolo SpA, Senior Notes, 3.625% due 8/12/15(a)	372,126
90,000	BB+	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	91,688
		Royal Bank of Scotland Group PLC:
170,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(c)	141,525
140,000	BB+	Subordinated Notes, 5.000% due 10/1/14	137,431
100,000	A−	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16(a)	95,035
		Synovus Financial Corp.:
905,000	B	Senior Unsecured Notes, 7.875% due 2/15/19	932,150
805,000	B−	Subordinated Notes, 5.125% due 6/15/17	736,575
585,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(c)	538,200
620,000	Ba3(d)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15(b)	663,400

		Total Commercial Banks	6,022,600

Commercial Services – 3.7%
545,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	506,850
335,000	NR	Ahern Rentals Inc., Secured Notes, 9.250% due 8/15/13(e)	149,075
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
380,000	B	7.625% due 5/15/14	384,750
380,000	B	8.250% due 1/15/19	398,050
547,000	BB−	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	635,204
155,000	B−	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	163,525
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	124,487
250,000	B2e(d)	Hertz Corp. (The), Company Guaranteed Notes, 6.750% due 4/15/19(a)	263,125
60,000	B	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	65,925
250,000	B	Live Nation Entertainment Inc., Senior Unsecured Notes, 8.125% due 5/15/18(a)	267,188
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	279,000
90,000	B−	ServiceMaster Co., Company Guaranteed Notes, 8.000% due 2/15/20(a)	95,400
300,000	BB	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	328,500
125,000	BB−	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	131,875
85,000	CCC+	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Company Guaranteed Notes, 10.250% due 12/1/17	79,475
500,000	B	UR Financing Escrow Corp., Senior Unsecured Notes, 7.625% due 4/15/22(a)	518,750

		Total Commercial Services	4,391,179

Commercial Services & Supplies – 4.0%
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	339,913
240,000	B+	American Reprographics Co., Company Guaranteed Notes, 10.500% due 12/15/16	238,800
		Cenveo Corp.:
1,065,000	CCC+	Company Guaranteed Notes, 7.875% due 12/1/13(f)	1,022,400
455,000	B−	Secured Notes, 8.875% due 2/1/18	443,625
285,000	B−	FGI Holding Co., Inc., Company Guaranteed Notes, 11.250% due 10/1/15(g)	290,700
658,000	B	FGI Operating Co., Inc., Senior Secured Notes, 10.250% due 8/1/15	709,406
100,000	BB−	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	104,500
510,000	CCC−	NCO Group Inc., Company Guaranteed Notes, 11.875% due 11/15/14	510,000
815,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	835,375
70,000	BB−	RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes, 10.000% due 7/15/17(a)	81,550
130,000	B	United Rentals North America Inc., Company Guaranteed Notes, 10.875% due 6/15/16	149,175

		Total Commercial Services & Supplies	4,725,444

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Computers & Peripherals – 0.0%
$25,000	CCC+	Sterling Merger Inc., Company Guaranteed Notes, 11.000% due 10/1/19(a)	$26,438

Construction & Engineering – 0.2%
180,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19(a)	182,250

Consumer Finance – 0.3%
325,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	411,106

Containers & Packaging – 1.3%
255,000	B	Packaging Dynamics Corp., Senior Secured Notes, 8.750% due 2/1/16(a)	270,300
660,000	B−	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(f)	537,900
95,000	BBB−	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	100,102
		Sealed Air Corp.:
300,000	BB	Company Guaranteed Notes, 8.375% due 9/15/21(a)	345,000
340,000	BB	Senior Unsecured Notes, 6.875% due 7/15/33(a)	326,485

		Total Containers & Packaging	1,579,787

Diversified Consumer Services – 0.4%
210,000	B−	Carriage Services Inc., Company Guaranteed Notes, 7.875% due 1/15/15	213,150
300,000	BB−	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	301,500

		Total Diversified Consumer Services	514,650

Diversified Financial Services – 5.8%
300,000	BB(h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(a)	255,000
1,735,000	B−	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/1/16(a)	1,188,475
532,387	B−	E*Trade Financial Corp., Senior Unsecured Notes, 12.500% due 11/30/17	622,893
180,000	BB+	Fresenius US Finance II Inc., Company Guaranteed Notes, 9.000% due 7/15/15(a)	208,800
220,000	BB−	General Motors Financial Co., Inc., Company Guaranteed Notes, 6.750% due 6/1/18(a)	237,600
		International Lease Finance Corp., Senior Unsecured Notes:
215,000	BBB−	5.625% due 9/20/13	219,837
1,150,000	BBB−	8.875% due 9/1/17	1,308,125
50,000	BBB−	8.625% due 1/15/22	56,468
276,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 12.750% due 12/15/15(a)	277,380
340,000	CCC+	Landry’s Holdings Inc., Senior Secured Notes, 11.500% due 6/1/14(a)	340,000
260,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	290,550
		Nuveen Investments Inc.:
665,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	698,250
450,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	423,000
680,000	B−	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/1/15	761,600

		Total Diversified Financial Services	6,887,978

Diversified Telecommunication Services – 4.4%
		Cincinnati Bell Inc., Company Guaranteed Notes:
265,000	B	8.250% due 10/15/17	274,938
275,000	CCC+	8.750% due 3/15/18	263,312
35,000	BB−	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/1/28	28,263
		Cricket Communications Inc.:
205,000	CCC+	Company Guaranteed Notes, 7.750% due 10/15/20(f)	204,744
15,000	B+	Senior Secured Notes, 7.750% due 5/15/16	16,050
115,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	123,625
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
115,000	B	9.500% due 6/15/16	121,325
200,000	CCC+	11.250% due 6/15/16	212,000
775,000	B−	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	811,812
		Level 3 Financing Inc., Company Guaranteed Notes:
270,000	CCC	10.000% due 2/1/18	299,025
265,000	CCC	9.375% due 4/1/19	294,150
250,000	CCC	8.625% due 7/15/20(a)	267,500

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 4.4% — (continued)

		Powerwave Technologies Inc.:
$280,000	NR	Senior Subordinated Notes, 2.750% due 7/15/41(a)(b)	$141,098
740,000	NR	Subordinated Notes, 3.875% due 10/1/27	290,450
79,923	B−	Primus Telecommunications Holding Inc., Senior Secured Notes, 10.000% due 4/15/17(a)	78,724
130,000	B	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/1/18	143,162
340,000	B+	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	359,550
		West Corp., Company Guaranteed Notes:
320,000	B	8.625% due 10/1/18	352,800
110,000	B	7.875% due 1/15/19	119,487
260,000	BB	Wind Acquisition Finance SA, Senior Secured Notes, 7.250% due 2/15/18(a)	254,150
236,125	B	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(g)	207,200
310,000	B+	Windstream Corp., Company Guaranteed Notes, 7.500% due 6/1/22(a)	334,800

		Total Diversified Telecommunication Services	5,198,165

Electric Utilities – 2.4%
		Calpine Corp., Senior Secured Notes:
90,000	BB−	7.500% due 2/15/21(a)	98,100
250,000	BB−	7.875% due 1/15/23(a)	273,750
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
560,000	CC	Secured Notes, 11.750% due 3/1/22(a)	576,800
330,000	B−	Senior Secured Notes, 10.000% due 12/1/20	360,112
48,670	B	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(b)	47,954
153,781	B+	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	156,856
295,000	BB−	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	268,450
462,793	BB−	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	476,677
400,000	BB−	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.681% due 7/2/26	373,000
325,000	D	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/1/15	89,375
50,000	CCC	Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes, 11.500% due 10/1/20(a)	34,000
135,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Secured Notes, 11.750% due 6/15/15	138,544

		Total Electric Utilities	2,893,618

Electronic Equipment & Instruments – 0.6%
680,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	772,650

Energy Equipment & Services – 1.9%
280,000	BB+	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22(a)	291,200
130,000	D	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(e)	78,000
220,000	BB+	Enterprise Products Operating LP, Company Guaranteed Notes, 8.375% due 8/1/66(c)	238,372
225,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	227,813
355,000	B−	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	351,450
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	211,000
140,000	BB	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 6.375% due 8/1/22(a)	148,050
190,000	BB−	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	195,462
670,000	B−	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	472,350

		Total Energy Equipment & Services	2,213,697

Food Products – 1.0%
110,000	B−	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	113,575
120,000	B+	Post Holdings Inc., Senior Unsecured Notes, 7.375% due 2/15/22(a)	128,100
300,000	CC	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	288,000
630,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)	664,650

		Total Food Products	1,194,325

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Gas Utilities – 0.5%
		Sabine Pass LNG LP, Senior Secured Notes:
$220,000	BB−	7.250% due 11/30/13	$233,200
345,000	BB−	7.500% due 11/30/16	372,600

		Total Gas Utilities	605,800

Health Care Equipment & Supplies – 0.6%
205,000	B−	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	217,556
		Biomet Inc., Company Guaranteed Notes:
40,000	B−	10.000% due 10/15/17	43,650
255,000	B−	11.625% due 10/15/17	279,544
210,000	B−	DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes, 7.750% due 4/15/18	181,650

		Total Health Care Equipment & Supplies	722,400

Health Care Providers & Services – 5.0%
460,000	B−	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 12.875% due 11/1/18	480,700
320,981	CCC+	American Renal Associates Holdings Inc., Senior Unsecured Notes, 9.750% due 3/1/16(g)	340,240
130,000	BB+	AMERIGROUP Corp., Senior Unsecured Notes, 7.500% due 11/15/19	143,650
250,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19(a)	266,250
475,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	446,500
60,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.875% due 1/31/22(a)	63,450
500,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	557,500
230,000	CCC	Gentiva Health Services Inc., Company Guaranteed Notes, 11.500% due 9/1/18	207,000
		HCA Inc.:
39,000	BB	Secured Notes, 9.875% due 2/15/17	42,851
		Senior Secured Notes:
260,000	BB	8.500% due 4/15/19	292,500
120,000	BB	5.875% due 3/15/22	123,300
60,000	B−	Senior Unsecured Notes, 7.690% due 6/15/25	59,700
805,000	B	OnCure Holdings Inc., Secured Notes, 11.750% due 5/15/17	631,925
500,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	480,625
134,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	134,335
725,000	CCC+	Skilled Healthcare Group Inc., Company Guaranteed Notes, 11.000% due 1/15/14	721,375
		Tenet Healthcare Corp.:
		Senior Secured Notes:
100,000	BB−	10.000% due 5/1/18	117,000
260,000	BB−	6.250% due 11/1/18(a)	277,875
222,000	BB−	8.875% due 7/1/19	254,190
380,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	329,650

		Total Health Care Providers & Services	5,970,616

Hotels, Restaurants & Leisure – 6.7%
320,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	300,800
140,000	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(b)(g)	120,095
		Boyd Gaming Corp.:
390,000	B	Company Guaranteed Notes, 9.125% due 12/1/18	406,575
30,000	CCC+	Senior Subordinated Notes, 7.125% due 2/1/16(f)	28,950
		Caesars Entertainment Operating Co., Inc.:
380,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16	330,600
		Secured Notes:
100,000	CCC	10.000% due 12/15/15	92,500
255,000	CCC	10.000% due 12/15/18	198,262
55,000	B	Senior Secured Notes, 11.250% due 6/1/17	60,500
140,000	NR	CB Buffets Inc., 0.000% due 11/1/14(i)	14
140,000	B	Fiesta Restaurant Group, Secured Notes, 8.875% due 8/15/16(a)	146,125
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(e)	366
515,000	B	Gaylord Entertainment Co., Company Guaranteed Notes, 6.750% due 11/15/14	520,150
475,000	BB−	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	534,375
450,000	B	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	435,375

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Hotels, Restaurants & Leisure — 6.7% — (continued)

$83,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(a)	$81,547
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
580,000	CCC+	7.000% due 3/1/14	580,725
320,000	B−	7.750% due 3/15/19	320,800
50,000	B	Landry’s Acquisition Co., Secured Notes, 11.625% due 12/1/15(a)	54,875
225,000	B	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16(a)	242,438
		MGM Resorts International:
		Company Guaranteed Notes:
80,000	B−	6.625% due 7/15/15	81,400
195,000	B−	8.625% due 2/1/19(a)	208,650
		Senior Secured Notes:
25,000	B+	10.375% due 5/15/14	28,563
55,000	B+	11.125% due 11/15/17	62,837
		Mohegan Tribal Gaming Authority:
610,000	CC	Company Guaranteed Notes, 8.000% due 4/1/12(f)	603,001
130,000	CCC−	Secured Notes, 11.500% due 11/1/17(a)	127,075
		NCL Corp., Ltd.:
280,000	BB	Senior Secured Notes, 11.750% due 11/15/16	326,200
		Senior Unsecured Notes:
80,000	B+	9.500% due 11/15/18	87,000
450,000	B+	9.500% due 11/15/18(a)	486,000
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
340,000	B	7.500% due 6/15/15	351,900
50,000	B	8.750% due 5/15/20	53,125
200,000	BB	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.875% due 12/1/13	213,250
270,000	B−	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19(a)	279,450
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B	4.532% due 2/1/14(a)(c)	111,600
290,000	B	9.125% due 2/1/15(a)	291,450
15,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.625% due 3/15/18(b)(e)	0
495,000	CCC+	Travelport LLC, Company Guaranteed Notes, 9.875% due 9/1/14(f)	285,862

		Total Hotels, Restaurants & Leisure	8,052,435

Household Products – 1.2%
159,000	B+	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15	171,521
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
555,000	B−	Company Guaranteed Notes, 9.000% due 4/15/19(a)	557,775
190,000	BB−	Senior Secured Notes, 6.875% due 2/15/21(a)	202,350
520,000	B−	Senior Unsecured Notes, 9.875% due 8/15/19(a)	538,200

		Total Household Products	1,469,846

Independent Power Producers & Energy Traders – 0.8%
250,000	BB−	AES Corp. (The), Senior Unsecured Notes, 7.375% due 7/1/21(a)	286,250
402,930	B	AES Ironwood LLC, Senior Secured Notes, 8.857% due 11/30/25(a)	408,974
		NRG Energy Inc., Company Guaranteed Notes:
130,000	BB−	7.375% due 1/15/17(f)	135,200
175,000	BB−	7.625% due 1/15/18	178,062

		Total Independent Power Producers & Energy Traders	1,008,486

Insurance – 0.7%
30,000	BBB	American International Group Inc., Junior Subordinated Debentures Notes, 8.175% due 5/15/58(c)	31,913
		HUB International Holdings Inc.:
445,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	458,350
305,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	313,387
80,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 4.179% due 12/29/49(c)	67,495

		Total Insurance	871,145

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Internet & Catalog Retail – 0.8%
$375,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/1/16	$412,969
475,000	BB−	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	524,281

		Total Internet & Catalog Retail	937,250

Internet Software & Services – 1.1%
300,000	B−	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	316,500
235,000	NR	Digital River Inc., Senior Unsecured Notes, 2.000% due 11/1/30	221,488
785,000	B−	Earthlink Inc., Company Guaranteed Notes, 8.875% due 5/15/19	747,712

		Total Internet Software & Services	1,285,700

Leisure Equipment & Products – 0.2%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	247,200

Machinery – 1.0%
600,000	B	Dematic SA, Senior Secured Notes, 8.750% due 5/1/16(a)	624,000
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/1/16(a)(b)	423,150
145,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	162,400

		Total Machinery	1,209,550

Media – 6.2%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
180,000	BB−	8.125% due 4/30/20	202,500
60,000	BB−	7.375% due 6/1/20	66,300
220,000	CCC+	Cengage Learning Acquisitions Inc., Company Guaranteed Notes, 10.500% due 1/15/15(a)	188,100
320,000	CCC−	Clear Channel Communications Inc., Company Guaranteed Notes, 10.750% due 8/1/16	262,400
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
200,000	B	9.250% due 12/15/17	221,000
120,000	B	7.625% due 3/15/20(a)	120,000
515,000	B−	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	552,337
330,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21(a)	358,875
265,000	CCC+	Cumulus Media Inc., Company Guaranteed Notes, 7.750% due 5/1/19(a)	260,363
		DISH DBS Corp., Company Guaranteed Notes:
200,000	BB−	7.750% due 5/31/15	227,250
100,000	BB−	7.125% due 2/1/16	111,000
110,000	B−	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	117,975
280,000	B	Entravision Communications Corp., Senior Secured Notes, 8.750% due 8/1/17	297,500
580,000	CCC	Gray Television Inc., Secured Notes, 10.500% due 6/29/15	615,525
1,000,000	B−	LBI Media Inc., Senior Secured Notes, 9.250% due 4/15/19(a)	855,000
450,000	CCC+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	478,125
330,000	B	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	323,400
460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	494,500
		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes:
130,000	BB−	11.500% due 5/1/16	151,125
10,000	BB−	7.750% due 10/15/18	11,175
150,000	CCC+	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	136,125
		Sinclair Television Group Inc.:
215,000	B	Company Guaranteed Notes, 8.375% due 10/15/18	234,887
165,000	BB−	Secured Notes, 9.250% due 11/1/17(a)	185,213
290,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/1/15(a)	330,600
		Univision Communications Inc., Senior Secured Notes:
160,000	B+	6.875% due 5/15/19(a)	164,000
250,000	B+	7.875% due 11/1/20(a)	267,500
135,000	BB	XM Satellite Radio Inc., Company Guaranteed Notes, 13.000% due 8/1/13(a)	154,406

		Total Media	7,387,181

Metals & Mining – 2.1%
350,000	B	Atkore International Inc., Senior Secured Notes, 9.875% due 1/1/18	374,500

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Metals & Mining — 2.1% — (continued)

		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
$290,000	BB−	6.375% due 2/1/16(a)	$301,600
60,000	BB−	8.250% due 11/1/19(a)	66,600
790,000	B−	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	545,100
230,000	B−	Mirabela Nickel Ltd., Senior Unsecured Notes, 8.750% due 4/15/18(a)	200,100
240,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	268,800
440,000	CCC	Ryerson Holding Corp., Senior Secured Notes, 0.000% due 2/1/15	180,400
		Steel Dynamics Inc., Company Guaranteed Notes:
180,000	BB+	7.750% due 4/15/16	188,100
100,000	BB+	7.625% due 3/15/20	112,250
250,000	B	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 7.375% due 6/1/18	240,625

		Total Metals & Mining	2,478,075

Multiline Retail – 0.2%
220,000	BB−	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	205,150

Office Electronics – 0.4%
410,000	B	CDW LLC/CDW Finance Corp., Senior Secured Notes, 8.000% due 12/15/18	446,900

Oil, Gas & Consumable Fuels – 11.6%
120,000	B+	Arch Coal Inc., Company Guaranteed Notes, 7.000% due 6/15/19(a)	120,600
120,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	126,900
		Basic Energy Services Inc., Company Guaranteed Notes:
270,000	B	7.125% due 4/15/16	276,750
360,000	B	7.750% due 2/15/19	372,600
		Berry Petroleum Co., Senior Unsecured Notes:
140,000	BB−	10.250% due 6/1/14	161,700
50,000	BB−	6.750% due 11/1/20	53,625
250,000	BB−	Bill Barrett Corp., Company Guaranteed Notes, 9.875% due 7/15/16	277,500
190,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 9.375% due 5/1/19	199,025
390,000	B−	Chaparral Energy Inc., Company Guaranteed Notes, 8.875% due 2/1/17	408,525
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 8/15/18	157,125
175,000	BB+	6.625% due 8/15/20	183,750
290,000	BB+	6.125% due 2/15/21	295,438
250,000	BB−	Cie Générale de Géophysique-Veritas, Company Guaranteed Notes, 9.500% due 5/15/16	275,000
130,000	BB	Coffeyville Resources LLC/Coffeyville Finance Inc., Senior Secured Notes, 9.000% due 4/1/15(a)	139,750
125,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 7.000% due 1/15/21	141,250
190,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 8.875% due 2/15/18	207,100
230,000	BB−	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	263,350
		El Paso Corp., Senior Unsecured Notes:
200,000	BB−	8.050% due 10/15/30	239,464
10,000	BB−	7.800% due 8/1/31	11,991
290,000	B−	Energy Partners Ltd., Company Guaranteed Notes, 8.250% due 2/15/18	291,450
250,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17	278,125
380,000	B−	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	400,900
290,000	B−	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	261,000
160,000	B	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	168,200
1,080,000	B−	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	1,120,500
150,000	BB−	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	157,875
345,000	B−	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19(a)	369,581
280,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	301,700
390,000	B−	Milagro Oil & Gas, Secured Notes, 10.500% due 5/15/16	302,250
145,000	B	Oasis Petroleum Inc., Company Guaranteed Notes, 7.250% due 2/1/19	154,425
100,000	BB	Oil States International Inc., Company Guaranteed Notes, 6.500% due 6/1/19	108,000
60,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	64,650

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 11.6% — (continued)

		Peabody Energy Corp., Company Guaranteed Notes:
$210,000	BB+	6.000% due 11/15/18(a)	$221,025
100,000	BB+	7.875% due 11/1/26	107,625
230,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	237,475
765,000	B	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	822,375
210,000	BB	Plains Exploration & Production Co., Company Guaranteed Notes, 8.625% due 10/15/19	238,350
90,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 5.375% due 10/1/22	91,125
540,000	B	Quicksilver Resources Inc., Company Guaranteed Notes, 11.750% due 1/1/16	577,800
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	145,600
250,000	BB−	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	272,500
250,000	B+	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	272,500
240,000	B	Samson Investment Co., Senior Unsecured Notes, 9.750% due 2/15/20(a)	252,900
		SandRidge Energy Inc., Company Guaranteed Notes:
220,000	B−	9.875% due 5/15/16	240,900
180,000	B3(d)	7.500% due 3/15/21	182,700
250,000	BB+	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(a)	276,875
230,000	BB	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	246,100
250,000	B+	Swift Energy Co., Company Guaranteed Notes, 7.875% due 3/1/22(a)	262,500
50,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 8.000% due 2/1/16	58,048
200,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	216,250
475,000	B+	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	542,688
		Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes:
350,000	CCC+	10.750% due 2/1/18	337,750
100,000	Caa2e(d)	10.750% due 2/1/18(a)	96,750
120,000	BB+	Whiting Petroleum Corp., Company Guaranteed Notes, 6.500% due 10/1/18	129,750
100,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(a)	103,750

		Total Oil, Gas & Consumable Fuels	13,823,435

Paper & Forest Products – 2.0%
		Appleton Papers Inc.:
310,000	CCC+	Secured Notes, 11.250% due 12/15/15	282,100
625,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	642,187
160,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/1/17	176,800
430,000	CCC+	Exopack Holding Corp., Company Guaranteed Notes, 10.000% due 6/1/18	457,950
200,000	BB	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14(a)	219,000
		Verso Paper Holdings LLC/Verso Paper Inc.:
140,000	B	Secured Notes, 8.750% due 2/1/19	70,000
166,000	BB−	Senior Secured Notes, 11.500% due 7/1/14	170,150
410,000	B3(d)	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	370,025

		Total Paper & Forest Products	2,388,212

Personal Products – 0.4%
425,000	B	Revlon Consumer Products Corp., Secured Notes, 9.750% due 11/15/15	461,656

Pharmaceuticals – 0.4%
505,000	BB	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Company Guaranteed Notes, 7.750% due 9/15/18	537,825

Professional Services – 0.3%
270,000	B3(d)	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	280,463
100,000	CCC+	inVentiv Health Inc., Senior Notes, 10.000% due 8/15/18(a)	91,500

		Total Professional Services	371,963

Real Estate Investment Trusts (REITs) – 0.9%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	82,775
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(b)	59,670

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)

$285,000	BB−	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	$271,462
103,000	B−	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/1/14	116,905
680,000	CC	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/18(a)	503,200

		Total Real Estate Investment Trusts (REITs)	1,034,012

Semiconductors & Semiconductor Equipment – 0.1%
65,000	B+	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	71,663

Software – 0.7%
		First Data Corp., Company Guaranteed Notes:
4,667	B−	10.550% due 9/24/15	4,830
710,000	B−	12.625% due 1/15/21	749,050
50,000	CCC+	Sophia LP/Sophia Finance Inc., Company Guaranteed Notes, 9.750% due 1/15/19(a)	54,000

		Total Software	807,880

Specialty Retail – 0.3%
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	347,700
60,000	BB−	RadioShack Corp., Company Guaranteed Notes, 6.750% due 5/15/19	50,550

		Total Specialty Retail	398,250

Textiles, Apparel & Luxury Goods – 1.3%
485,000	Caa1(d)	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	500,156
130,000	B−	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	126,100
260,000	CCC+	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18(f)	234,000
380,000	BB−	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	415,625
325,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	327,438

		Total Textiles, Apparel & Luxury Goods	1,603,319

Tobacco – 0.3%
320,000	B	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16	322,400

Trading Companies & Distributors – 0.3%
252,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	264,600
140,000	BB−	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	145,600

		Total Trading Companies & Distributors	410,200

Transportation Infrastructure – 3.4%
110,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	124,575
360,000	B−	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	205,200
439,432	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(g)	353,743
40,000	B−	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	40,600
500,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	472,500
		Horizon Lines Inc.:
294,545	NR	Secured Notes, 6.000% due 4/15/17(b)	206,181
81,818	NR	Senior Secured Notes, 6.000% due 4/15/17(b)	24,543
		Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes:
180,000	BB	12.500% due 4/1/16	210,600
60,000	BB	8.000% due 2/1/18	67,050
250,000	BB	6.625% due 12/15/20	277,500
280,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	234,500
385,000	B−	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18	247,363
550,000	B−	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	604,312
206,000	BB+	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	230,720
85,000	B	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	93,394
280,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	273,000
320,000	BB−	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	330,400

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Transportation Infrastructure — 3.4% — (continued)

$55,000	CCC+	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	$26,675

		Total Transportation Infrastructure	4,022,856

Wireless Telecommunication Services – 3.7%
		Alcatel-Lucent USA Inc.:
225,000	B	Company Guaranteed Notes, 2.875% due 6/15/25	216,844
		Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	317,475
530,000	B	6.450% due 3/15/29	410,750
495,000	B−	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	431,887
360,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	387,900
200,000	B+	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	201,750
		Sprint Capital Corp., Company Guaranteed Notes:
640,000	B+	6.875% due 11/15/28	502,400
665,000	B+	8.750% due 3/15/32	595,175
		Sprint Nextel Corp.:
80,000	BB−	Company Guaranteed Notes, 9.000% due 11/15/18(a)	89,400
		Senior Unsecured Notes:
325,000	B+	6.000% due 12/1/16	297,375
275,000	B+	9.125% due 3/1/17(a)	277,062
275,000	B+	11.500% due 11/15/21(a)	300,438
200,000	B−	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	219,000
100,000	BB−	Virgin Media Finance PLC, Company Guaranteed Notes, 9.500% due 8/15/16	114,500

		Total Wireless Telecommunication Services	4,361,956

		TOTAL CORPORATE BONDS & NOTES (Cost — $103,538,187)	107,466,962

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
33,827	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(i)	2,283

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $25,992)	2,283

SENIOR LOANS – 0.1%
106,321	NR	Trico Marine Services Inc. (Restricted), 0.000% due 5/13/14(b)	106,188

		TOTAL SENIOR LOANS (Cost — $106,321)	106,188

Shares

COMMON STOCKS – 0.9%
CONSUMER DISCRETIONARY – 0.5%
Hotels, Restaurants & Leisure – 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a)(b)*	19,906

Media – 0.5%
10,107		Charter Communications Inc., Class A Shares*	640,885

		TOTAL CONSUMER DISCRETIONARY	660,791

ENERGY – 0.3%
Energy Equipment & Services – 0.3%
18,163		DeepOcean Group Holdings AS (Restricted)*	329,204

INDUSTRIALS – 0.0%
Transportation Infrastructure – 0.0%
7,749		Horizon Lines Inc. (Restricted), Class A Shares*	27,509

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Shares	Security	Value

MATERIALS – 0.1%
Chemicals – 0.1%
1,999	Georgia Gulf Corp.*	$64,488

	TOTAL COMMON STOCKS (Cost — $660,890)	1,081,992

PREFERRED STOCKS – 0.4%
FINANCIALS – 0.4%
Commercial Banks – 0.3%
10,700	GMAC Capital Trust I, 8.125%(c)	251,236
7,585	Zions Capital Trust B, 8.000%	195,314

	Total Commercial Banks	446,550

Diversified Financial Services – 0.1%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(c)	7,344
814	Jack Cooper Holdings Corp. (a)(c)*	81,468

	Total Diversified Financial Services	88,812

	TOTAL FINANCIALS	535,362

	TOTAL PREFERRED STOCKS (Cost — $563,827)	535,362

CONVERTIBLE PREFERRED STOCKS – 1.3%
CONSUMER DISCRETIONARY – 0.4%
Media – 0.4%
420	LodgeNet Interactive Corp., 10.000% (a)(b)	501,375

FINANCIALS – 0.9%
Commercial Banks – 0.9%
605	Bank of America Corp., Series L, 7.250%	570,273
400	Wells Fargo & Co., Series L, 7.500%	439,600

	Total Commercial Banks	1,009,873

	TOTAL FINANCIALS	1,009,873

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,391,387)	1,511,248

WARRANTS – 0.1%
CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
554	Charter Communications Inc., expires 11/30/14*	10,324
4,157	CMP Susquehanna Corp., expires 3/23/19(a)(b)(i)*	22,122

	Total Media	32,446

	TOTAL CONSUMER DISCRETIONARY	32,446

ENERGY – 0.0%
Energy Equipment & Services – 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14(b)*	9,216

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17(a)*	24,440
183	expires 5/6/18(a)*	11,895

	Total Diversified Financial Services	36,335

	TOTAL FINANCIALS	36,335

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Shares	Security	Value

INDUSTRIALS – 0.0%
Building Products – 0.0%
875	Nortek Inc., expires 12/7/14(b)*	$2,647

	TOTAL WARRANTS (Cost — $615,865)	80,644

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $106,902,469)	110,784,679

Face Amount

SHORT-TERM INVESTMENTS (j) — 8.8%
MONEY MARKET FUND− 2.1%
2,530,900	Invesco STIT – Liquid Assets Portfolio(k)(Cost — $2,530,900)	2,530,900

TIME DEPOSITS- 6.7%
4,359,895	Wells Fargo – Grand Cayman, 0.030% due 3/1/12	4,359,895
3,636,563	JPMorgan Chase & Co. - London, 0.030% due 3/1/12	3,636,563

	TOTAL TIME DEPOSITS (Cost — $7,996,458)	7,996,458

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,527,358)	10,527,358

	TOTAL INVESTMENTS – 101.5% (Cost — $117,429,827 #)	121,312,037

	Liabilities in Excess of Other Assets – (1.5%)	(1,836,033)

	TOTAL NET ASSETS – 100.0%	$119,476,004

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid Security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is currently in default.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.7%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

See pages 112 and 113 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Summary of Investments by Security Typeˆ

Corporate Bonds & Notes	88.6%
Convertible Preferred Stock	1.2
Common Stock	0.9
Preferred Stock	0.4
Senior Loans	0.1
Warrant	0.1
Collateralized Mortgage Obligations	0.0 **
Short-Term Investments	8.7

100.0%

ˆ	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS – 58.0%
Australia – 9.2%
		Australia Government Bond:
$15,200,000	AUD	5.500% due 12/15/13 – 4/21/23	$17,794,597
4,300,000	AUD	4.750% due 6/15/16	4,832,015
3,200,000	AUD	5.250% due 3/15/19	3,752,021
5,600,000	AUD	5.750% due 5/15/21	6,856,014

		Total Australia	33,234,647

Belgium – 2.9%
		Belgium Government Bond:
4,500,000	EUR	3.500% due 3/28/15	6,322,500
3,000,000	EUR	3.250% due 9/28/16	4,170,328

		Total Belgium	10,492,828

Canada – 1.8%
2,500,000	CAD	Canadian Government Bond, 2.750% due 6/1/22(a)	2,688,162
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/2/39(a)	1,794,998
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38(a)	1,866,255

		Total Canada	6,349,415

France – 5.6%
		France Government Bond:
12,800,000	EUR	3.500% due 4/25/15 – 4/25/20	18,287,391
900,000	EUR	4.750% due 4/25/35	1,411,858
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	414,582

		Total France	20,113,831

Germany – 13.4%
15,000,000	EUR	Bundesobligation, 2.250% due 4/10/15	21,218,760
		Bundesrepublik Deutschland:
5,200,000	EUR	3.750% due 1/4/15 – 1/4/19	8,033,276
4,000,000	EUR	3.250% due 7/4/15 – 7/4/21	5,932,277
2,700,000	EUR	4.000% due 7/4/16 – 1/4/37	4,379,889
2,000,000	EUR	6.250% due 1/4/30	4,101,100
100,000	EUR	5.500% due 1/4/31	192,834
2,600,000	EUR	4.750% due 7/4/34	4,782,138

		Total Germany	48,640,274

Italy – 6.2%
12,600,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	16,833,138
4,500,000	EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	5,721,226

		Total Italy	22,554,364

Japan – 10.0%
		Japan Government Ten Year Bond:
520,000,000	JPY	1.500% due 12/20/17	6,810,657
1,470,000,000	JPY	1.200% due 6/20/21	18,618,139
		Japan Government Thirty Year Bond:
767,000,000	JPY	2.500% due 9/20/35 – 6/20/36	10,654,854

		Total Japan	36,083,650

Netherlands – 3.2%
		Netherlands Government Bond:
100,000	EUR	3.750% due 7/15/14	143,980
200,000	EUR	3.250% due 7/15/15	288,981
6,300,000	EUR	4.000% due 7/15/19	9,680,094

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

Netherlands — 3.2% — (continued)

$900,000	EUR	3.500% due 7/15/20	$1,339,299

		Total Netherlands	11,452,354

Norway – 0.7%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,435,467

Qatar – 0.9%
		Qatar Government International Bond:
1,875,000		5.250% due 1/20/20(a)(b)	2,074,125
1,150,000		6.400% due 1/20/40(a)(b)	1,345,500

		Total Qatar	3,419,625

Russia – 0.1%
154,475		Russian Foreign Bond – Eurobond, step bond to yield, 7.500% due 3/31/30	184,598

South Korea – 0.2%
850,000		Korea Development Bank (The), 4.000% due 9/9/16(a)	881,698

Spain – 1.4%
3,800,000	EUR	Spain Government Bond, 2.500% due 10/31/13	5,126,462

United Kingdom – 2.4%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	195,502
100,000	GBP	8.000% due 6/7/21	241,626
2,200,000	GBP	3.750% due 9/7/21	4,022,391
1,400,000	GBP	4.000% due 3/7/22	2,609,060
900,000	GBP	4.250% due 3/7/36	1,702,950

		Total United Kingdom	8,771,529

		TOTAL SOVEREIGN BONDS (Cost — $199,246,330)	209,740,742

ASSET-BACKED SECURITIES – 0.2%
Student Loan – 0.2%
445,877		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.510% due 4/25/38(a)(c)	445,168
359,164		South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.038% due 3/1/18(a)(c)	355,372

		Total Student Loan	800,540

		TOTAL ASSET-BACKED SECURITIES (Cost — $805,042)	800,540

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
300,000		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.639% due 2/17/51(a)(b)(c)	334,156
		Bear Stearns Adjustable Rate Mortgage Trust:
24,984		Series 2003-5, Class 1A2, 2.584% due 8/25/33(a)(c)	24,250
28,594		Series 2003-7, Class 6A, 2.617% due 10/25/33(a)(c)	28,879
108,017		Series 2004-2, Class 22A, 2.912% due 5/25/34(a)(c)	102,843
21,098		Series 2004-2, Class 23A, 2.814% due 5/25/34(a)(c)	17,905
68,055		Series 2005-2, Class A2, 3.078% due 3/25/35(a)(c)	66,448
236,944		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.685% due 1/26/36(a)(c)	140,134
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.483% due 2/5/19(a)(b)(c)	851,738
		Countrywide Alternative Loan Trust:
26,289		Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	22,109
155,658		Series 2007-11T1, Class A12, 0.594% due 5/25/37(a)(c)	81,352
68,382		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	42,477
84,359		Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	55,091
4,077		Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A1, 0.294% due 8/25/37(a)(c)	4,064
		Countrywide Home Loan Mortgage Pass Through Trust:
12,346		Series 2004-12, Class 11A1, 2.797% due 8/25/34(a)(c)	8,957
59,262		Series 2005-11, Class 3A1, 2.908% due 4/25/35(a)(c)	34,277

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

$270,900	Series 2005-2, Class 1A1, 0.564% due 3/25/35(a)(c)	$137,559
32,924	Series 2005-3, Class 2A1, 0.534% due 4/25/35(a)(c)	19,869
222,159	Series 2005-9, Class 1A3, 0.474% due 5/25/35(a)(c)	133,015
128,640	Series 2005-HYB9, Class 3A2A, 2.595% due 2/20/36(a)(c)	91,696
49,378	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.583% due 8/25/33(a)(c)	48,538
74,603	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	30,339
128,140	Crusade Global Trust, Series 2004-2, Class A2, 1.176% due 11/19/37(c)	166,737
309,547	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	181,338
	Federal Home Loan Mortgage Corp. (FHLMC):
81,253	Structured Pass Through Securities, Series T-35, Class A, 0.524% due 9/25/31(a)(c)	74,870
117,518	Structured Pass Through Securities, Series T-62, Class 1A1, 1.373% due 10/25/44(a)(c)	117,910
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
157,971	Series 2391, Class FJ, 0.749% due 4/15/28(a)(c)	159,224
144,167	Series 3037, Class BC, 4.500% due 2/15/20(a)	149,810
296,401	Series 3174, Class FM, 0.489% due 5/15/36(a)(c)	296,076
22,487	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	25,187
	Federal National Mortgage Association (FNMA), REMICS:
15,480	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	17,478
27,007	Series 2005-120, Class NF, 0.344% due 1/25/21(a)(c)	26,997
150,139	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	168,689
20,476	First Horizon Asset Securities Inc., Series 2003-AR4, Class 2A1, 2.541% due 12/25/33(a)(c)	18,272
	Government National Mortgage Association (GNMA):
783,277	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	950,294
755,882	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	765,336
18,340	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.870% due 3/25/33(a)(c)	18,347
	Harborview Mortgage Loan Trust:
46,811	Series 2003-1, Class A, 2.938% due 5/19/33(a)(c)	44,665
57,857	Series 2005-2, Class 2A1A, 0.466% due 5/19/35(a)(c)	35,135
190,643	Series 2006-SB1, Class A1A, 1.032% due 12/19/36(a)(c)	96,122
980,000	JLOC Ltd., Series 36A, Class A1, 0.456% due 2/16/16(a)(b)(c)	11,478
49,068	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	46,003
	JP Morgan Mortgage Trust:
24,333	Series 2003-A2, Class 3A1, 2.068% due 11/25/33(a)(c)	24,521
18,840	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(c)	18,914
699,856	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.795% due 7/9/21(a)(b)(c)	664,845
21,308	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.321% due 2/25/33(a)(c)	19,963
130,835	MLCC Mortgage Investors Inc., Series 2005-2, Class 1A, 1.996% due 10/25/35(a)(c)	118,086
162,210	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.504% due 7/25/35(a)(c)	155,482
	Puma Finance Ltd.:
210,915	Series G5, Class A1, 0.563% due 2/21/38(a)(b)(c)	201,691
75,276	Series P10, Class BA, 4.882% due 7/12/36(c)(d)	78,514
266,042	Series P11, Class BA, 4.750% due 8/22/37(c)	279,579
119,233	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.394% due 2/25/47(a)(c)	53,358
	Residential Asset Securitization Trust:
47,707	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	32,686
100,502	Series 2006-R1, Class A2, 0.644% due 1/25/46(a)(c)	41,899
	Structured Adjustable Rate Mortgage Loan Trust:
27,493	Series 2004-1, Class 4A1, 2.721% due 2/25/34(a)(c)	26,391
96,610	Series 2004-19, Class 2A1, 1.582% due 1/25/35(a)(c)	59,154
131,775	Series 2004-4, Class 3A2, 2.542% due 4/25/34(a)(c)	113,133
	Structured Asset Mortgage Investments Inc.:
138,167	Series 2005-AR2, Class 2A1, 0.474% due 5/25/45(a)(c)	81,201
146,054	Series 2005-AR8, Class A1A, 0.524% due 2/25/36(a)(c)	75,406
94,873	Series 2006-AR5, Class 1A1, 0.454% due 5/25/46(a)(c)	45,275
200,000	Series 2007-AR4, Class A3, 0.464% due 9/25/47(a)(c)	74,053
233,896	Series 2007-AR6, Class A1, 1.682% due 8/25/47(a)(c)	132,935
	Swan Trust:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

$247,258		Series 2006-1E, Class A1, 0.590% due 5/12/37(c)	$241,312
317,904		Series 2006-1E, Class A2, 4.515% due 5/12/37(c)	334,966
344,113		Torrens Trust, Series 2007-1, Class A, 4.757% due 10/19/38(c)	364,511
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	991,921
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	558,037
345,048		Series 2006-WL7A, Class A1, 0.339% due 9/15/21(a)(b)(c)	332,510
		WaMu Mortgage Pass Through Certificates:
3,956		Series 2001-7, Class A, 1.392% due 5/25/41(a)(c)	3,449
35,414		Series 2002-AR9, Class 1A, 1.582% due 8/25/42(a)(c)	27,478
15,730		Series 2003-AR5, Class A7, 2.578% due 6/25/33(a)(c)	15,956
1,346,149		Series 2003-AR9, Class 1A6, 2.461% due 9/25/33(a)(c)	1,340,866
123,166		Series 2005-AR13, Class A1A1, 0.534% due 10/25/45(a)(c)	97,243
202,707		Series 2006-AR13, Class 2A, 2.721% due 10/25/46(a)(c)	145,601
130,387		Series 2006-AR4, Class 2A1A, 2.721% due 5/25/46(a)(c)	86,324
60,226		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.137% due 7/25/46(a)(c)	21,896

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,701,967)	12,504,820

CORPORATE BONDS & NOTES – 19.0%
Australia – 1.3%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,278,172
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,355,777

		Total Australia	4,633,949

Bermuda – 0.2%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(a)(b)	300,000
400,000		6.750% due 1/29/20(a)	400,000

		Total Bermuda	700,000

Brazil – 0.4%
1,000,000		Banco do Brasil SA, Senior Unsecured Notes, 3.359% due 7/2/14(b)(e)	993,441
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/6/15(a)(b)	515,000

		Total Brazil	1,508,441

British Virgin Islands – 0.2%
800,000		Gerdau Trade Inc., Company Guaranteed Notes, 5.750% due 1/30/21(a)(b)	832,000

Canada – 0.1%
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.493% due 5/3/12(a)(c)	201,933

Cayman Islands – 0.5%
200,000		Braskem Finance Ltd., Company Guaranteed Notes, 7.000% due 5/7/20(a)(b)	222,000
350,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	391,125
588,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(a)(b)	632,100
500,000		Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	552,500

		Total Cayman Islands	1,797,725

Chile – 0.3%
1,000,000		Banco Santander Chile, Senior Unsecured Notes, 2.162% due 1/19/16(a)(b)(c)	940,000
300,000		Celulosa Arauco y Constitución SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)	312,875

		Total Chile	1,252,875

France – 1.8%
300,000	EUR	BNP Paribas Home Loan SFH, Covered Notes, 4.500% due 5/30/14	427,508
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(c)	292,573
1,000,000		Senior Unsecured Notes, 2.277% due 2/7/14(a)(b)(c)	977,100

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

France — 1.8% — (continued)

$700,000	EUR	Credit Mutuel – CIC Home Loan SFH, Covered Notes, 4.750% due 7/17/12	$948,350
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	294,665
900,000	EUR	Société Générale SA, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,040,638
1,600,000	EUR	Société Générale SCF SA, Covered Notes, 5.000% due 3/27/19	2,421,295

		Total France	6,402,129

Germany – 0.3%
700,000	EUR	Kreditanstalt für Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	1,053,730

India – 0.2%
300,000		ICICI Bank Ltd., Senior Unsecured Notes, 5.500% due 3/25/15(a)	311,459
400,000		Indian Oil Corp., Ltd., Unsecured Notes, 4.750% due 1/22/15	409,696

		Total India	721,155

Ireland – 0.6%
		AK Transneft OJSC Via TransCapitalInvest Ltd., Senior Unsecured Notes:
300,000		5.670% due 3/5/14(a)(b)	318,750
575,000		8.700% due 8/7/18(a)(b)	700,781
950,000		RZD Capital Ltd., Senior Unsecured Notes, 5.739% due 4/3/17	1,007,228

		Total Ireland	2,026,759

Japan – 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc. (The), Senior Secured Notes, 4.500% due 3/24/14	126,181

Jersey Channel Islands – 0.1%
200,000	GBP	HBOS Capital Funding LP, Limited Guaranteed Notes, 9.540% due 3/29/49(c)	272,762

Luxembourg – 0.8%
		Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes:
450,000		9.250% due 4/23/19	561,938
900,000		6.510% due 3/7/22	990,000
		TNK-BP Finance SA, Company Guaranteed Notes:
450,000		7.500% due 7/18/16	507,375
450,000		7.875% due 3/13/18	522,000
450,000		7.250% due 2/2/20	514,125

		Total Luxembourg	3,095,438

Netherlands – 1.1%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18(a)	1,215,394
500,000		Gazprom OAO Via White Nights Finance BV, Senior Unsecured Notes, 10.500% due 3/25/14	579,075
800,000	EUR	ING Bank NV, Covered Notes, 5.250% due 6/5/18	1,239,453
335,742	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.995% due 10/15/13(c)	449,656
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	510,413

		Total Netherlands	3,993,991

New Zealand – 0.4%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	210,786
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/2/12(a)(b)	1,230,744

		Total New Zealand	1,441,530

Norway – 0.6%
1,200,000	EUR	DnB Boligkreditt AS, Covered Notes, 4.125% due 2/1/13	1,651,383
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	322,972
300,000		5.100% due 8/17/40(a)	358,805

		Total Norway	2,333,160

Qatar – 0.3%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	107,500

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

Qatar — 0.3% — (continued)

$850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	$1,011,500

		Total Qatar	1,119,000

South Korea – 0.4%
		Export – Import Bank of Korea, Senior Unsecured Notes:
500,000		1.592% due 3/13/12(a)(b)(c)	500,000
575,000	EUR	5.750% due 5/22/13	796,670

		Total South Korea	1,296,670

Supranational – 1.4%
3,800,000	EUR	European Financial Stability Facility, Government Guaranteed Notes, 3.375% due 7/5/21	5,182,335

Sweden – 0.3%
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,118,525

United Kingdom – 1.6%
600,000	EUR	Bank of Scotland PLC, Bank Guaranteed Notes, 5.625% due 5/23/13	830,991
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)(b)	539,736
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)	163,000
		Lloyds TSB Bank PLC:
100,000		Bank Guaranteed Notes, 4.375% due 1/12/15(a)(b)	102,202
2,300,000		Government Liquid Guaranteed Notes, 2.800% due 4/2/12(a)(b)	2,334,155
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)(b)	1,088,032
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	517,919
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	106,941

		Total United Kingdom	5,682,976

United States – 6.1%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 6.750% due 12/1/14(a)	212,250
500,000		Senior Unsecured Notes, 0.000% due 6/15/15(a)	403,750
		American International Group Inc.:
800,000	EUR	Junior Subordinated Notes, 8.000% due 5/22/38(c)	1,009,294
		Senior Notes:
441,000	GBP	6.765% due 11/15/17(b)	717,614
712,000	EUR	6.797% due 11/15/17(b)(d)	1,022,536
100,000,000	JPY	Senior Unsecured Notes, 0.306% due 4/3/12(c)	1,217,121
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,096,873
900,000	EUR	Bank of America Corp., Subordinated Notes, 4.750% due 5/23/17(c)	1,016,471
1,000,000		Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15(a)	1,072,194
100,000		Buckeye Partners LP, Senior Unsecured Notes, 4.875% due 2/1/21(a)	105,562
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21(a)	321,447
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	314,383
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14(a)	664,564
400,000		8.700% due 10/1/14(a)	455,945
700,000		Gerdau Holdings Inc., Company Guaranteed Notes, 7.000% due 1/20/20(a)(b)	792,750
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,236,087
200,000		1.020% due 3/22/16(a)(c)	180,698
500,000	AUD	4.980% due 4/12/16(c)	488,795
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21(a)	1,393,547
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/1/12(a)(f)	300,000
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	323,568
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(g)	355,875
600,000		6.875% due 5/2/18(g)	169,500
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	560,000
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14(a)	715,495

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

United States — 6.1% — (continued)

$600,000	Merrill Lynch & Co., Inc., Notes, 0.714% due 6/5/12(a)(c)	$598,417
1,100,000	NBCUniversal Media LLC, Senior Unsecured Notes, 5.150% due 4/30/20(a)	1,274,013
1,100,000	Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17(a)	1,311,743
100,000	SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13(a)	102,650
800,000	Springleaf Finance Corp., Senior Unsecured Notes, 4.875% due 7/15/12(a)(f)	770,000
1,000,000	Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,167,500
500,000	UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18(a)	552,348

	Total United States	21,922,990

	TOTAL CORPORATE BONDS & NOTES (Cost — $65,981,154)	68,716,254

MORTGAGE-BACKED SECURITIES – 6.7%
FNMA – 6.6%
	Federal National Mortgage Association (FNMA):
2,000,000	2.500% due 4/17/12(h)	2,037,813
700,000	5.480% due 7/1/18(a)(c)	753,105
983,792	5.700% due 8/1/18(a)(c)	1,055,371
210,264	2.498% due 11/1/34(a)(c)	223,804
360,655	6.500% due 8/1/37(a)	402,301
7,000,000	5.000% due 3/1/39(h)	7,558,908
10,000,000	5.500% due 4/1/40 – 1/1/41(h)	10,873,127
967,716	3.500% due 3/1/41(a)	1,001,672
34,834	7.000% due 10/1/48(a)	39,321

	TOTAL FNMA	23,945,422

GNMA – 0.1%
125,082	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38(a)	136,979

	TOTAL GNMA	136,979

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $23,830,487)	24,082,401

MUNICIPAL BONDS – 0.9%
United States – 0.9%
200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47(a)	148,920
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,827,120
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37(a)	240,552
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40(a)	338,997
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One hundred Sixth-Eighth Series, 4.926% due 10/1/51(a)	807,495
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bond, Series A, AMBAC-Insured, 0.000% due 8/1/54(a)	8,322
100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41(a)	76,141

	Total United States	3,447,547

	TOTAL MUNICIPAL BONDS (Cost — $3,044,158)	3,447,547

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 3.5%
U.S. GOVERNMENT OBLIGATIONS – 3.5%
	U.S. Treasury Bonds:
2,000,000	4.375% due 5/15/41(a)	2,519,062
2,400,000	3.750% due 8/15/41(a)	2,723,626
	U.S. Treasury Inflation Indexed Bonds:
3,404,352	0.625% due 7/15/21(a)(i)	3,743,991

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

U.S. GOVERNMENT OBLIGATIONS — 3.5% — (continued)

$2,679,326		2.125% due 2/15/41(a)	$3,711,075

		TOTAL U.S. GOVERNMENT OBLIGATIONS	12,697,754

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $12,119,301)	12,697,754

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $317,728,439)	331,990,058

SHORT-TERM INVESTMENTS (j) — 12.9%
MONEY MARKET FUND− 0.3%
983,280		Invesco STIT – Liquid Assets Portfolio (k) (Cost — $983,280)	983,280

REPURCHASE AGREEMENTS – 0.0%
100,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 2/29/12, 0.180% due 3/1/12, Proceeds at maturity - $100,001; (Fully collateralized by U.S. Treasury Notes 0.500% due 11/15/13; Market Valued - $102,532)(l)(Cost — $100,000)	100,000

SOVEREIGN BOND – 2.1%
7,400,000		Canadian Government Bond, 1.500% due 12/1/12 (Cost — $7,099,073)	7,524,234

TIME DEPOSITS- 6.8%
573,849		Bank of America – London, 0.030% due 3/1/12	573,849
		BBH – Grand Cayman:
38,863,963	JPY	0.010% due 3/1/12	479,122
106	DKK	0.020% due 3/1/12	19
962	CAD	0.236% due 3/1/12	975
220,287	SEK	0.700% due 3/1/12	33,446
123	NZD	1.650% due 3/1/12	104
111,214	AUD	3.477% due 3/1/12	119,844
22,894,853		HSBC Bank – Grand Cayman, 0.030% due 3/1/12	22,894,853
		JPMorgan Chase & Co. - London:
353,007	EUR	0.045% due 3/1/12	471,599
60,636	GBP	0.097% due 3/1/12	96,720

		TOTAL TIME DEPOSITS (Cost — $24,670,531)	24,670,531

U.S. GOVERNMENT OBLIGATIONS – 3.7%
		U.S. Treasury Bills:
101,000		0.030% due 4/5/12(i)(l)	100,997
4,300,000		0.065% due 4/19/12(i)(l)	4,299,619
700,000		0.058% due 4/26/12(l)	699,937
400,000		0.040% due 5/17/12(l)	399,966
2,200,000		0.048% due 6/14/12(l)	2,199,692
3,000,000		0.052% due 6/28/12(l)	2,999,487
2,800,000		0.135% due 8/23/12(l)	2,798,162

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $13,497,860)	13,497,860

		TOTAL SHORT-TERM INVESTMENTS (Cost — $46,350,744)	46,775,905

		TOTAL INVESTMENTS – 104.7% (Cost — $364,079,183 #)	378,765,963

		Liabilities in Excess of Other Assets – (4.7%)	(17,048,902)

		TOTAL NET ASSETS – 100.0%	$361,717,061

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(d)	Illiquid Security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Security is currently in default.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 12.7%.
(k)	Represents investment of collateral received from securities lending transactions.
(l)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corp.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLC	—	Public Limited Company
SEK	—	Swedish Krona

Summary of Investments by Security Typeˆ

Sovereign Bonds	55.4%
Corporate Bonds & Notes	18.1
Mortgage-Backed Securities	6.4
U.S. Government & Agency Obligations	3.4
Collateralized Mortgage Obligations	3.3
Municipal Bonds	0.9
Asset-Backed Securities	0.2
Short-Term Investments	12.3

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United States
9,700,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	$0.40	$15,748
9,700,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	0.40	2,495
800,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	1.00	1,847
800,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	1.00	6,348
1,100,000		Swaption, 3-Month USD-LIBOR, Call	7/11/13	1.20	10,083
1,100,000		Swaption, 3-Month USD-LIBOR, Put	7/11/13	1.20	3,808
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	223

		Total United States			40,552

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $73,820)			$40,552

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,000,000	6.000% due 3/1/27(a)	$1,100,156
10,000,000	3.500% due 3/1/42(a)	10,337,500
3,000,000	4.500% due 3/1/42(a)	3,197,344

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $14,630,938)	$14,635,000

(a)	This security is traded on a TBA basis (see Note 1). For details of other financial instruments held by this fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS – 94.6%
Alaska – 5.2%
		Alaska Municipal Bond Bank Authority:
$1,000,000	AA	Series C, NPFG-Insured, 5.000% due 10/1/15	$1,150,670
2,000,000	Aa2(a)	Series Three, 5.000% due 9/1/17	2,422,660
1,750,000	AA−	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	2,043,563

		Total Alaska	5,616,893

California – 7.5%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(b)	1,337,440
1,050,000	AA−	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,253,154
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded7/1/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(b)	1,114,210
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,759,275
1,000,000	AA−	San Francisco, CA, City & County Public Utilities Commission, Sub-Series D, 5.000% due 11/1/19	1,246,490
1,230,000	Aa1(a)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,373,344

		Total California	8,083,913

Colorado – 3.6%
1,000,000	AA+	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,319,690
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,597,978

		Total Colorado	3,917,668

Connecticut – 1.1%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,209,910

District of Colombia – 3.8%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,991,800
1,075,000	AA−	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(c)	1,101,445

		Total District of Colombia	4,093,245

Florida – 3.2%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,023,410
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,109,030
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,134,830
195,000	AA−	Tampa, Florida, Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(b)	202,611

		Total Florida	3,469,881

Georgia – 6.7%
2,000,000	AA−	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,328,160
		Georgia State Road & Tollway Authority:
1,050,000	AA−	Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.000%, due 6/1/18	1,289,127
1,225,000	AA−	Series A, AGM-Insured, 5.000% due 6/1/19	1,462,503
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,163,186

		Total Georgia	7,242,976

Illinois – 5.4%
		Chicago, IL:
1,000,000	AA−	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	1,209,400
1,000,000	AA−	Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	1,075,280
		Illinois Finance Authority Revenue:
1,095,000	A3(a)	DePaul University, Series A, 5.375%, due 10/1/19	1,322,683

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Illinois — 5.4% — (continued)

$1,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/1/34	$1,037,800
1,025,000	AA−	Illinois State Toll Highway Authority, Series A-1, Prerefunded7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(b)	1,220,037

		Total Illinois	5,865,200

Indiana – 0.9%
1,000,000	AA+	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,003,550

Kansas – 1.1%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,197,337

Massachusetts – 3.7%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,680,588
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,289,550
1,000,000	A2(a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,092,890

		Total Massachusetts	4,063,028

Michigan – 1.7%
1,750,000	AA−	Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,894,970

Minnesota – 0.4%
399,163	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	424,997

Nevada – 1.5%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,624,980

New Hampshire – 1.9%
1,750,000	A+	State of New Hampshire, Turnpike System Revenue Bonds, Refunding, Series 2012, 5.000% due 10/1/17	2,099,020

New Jersey – 7.3%
1,000,000	Aa3(a)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,241,330
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,602,315
		New Jersey State:
1,340,000	Aa3(a)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,794,247
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,145,850
1,700,000	AA+	New Jersey State Turnpike Authority, Series C, Prerefunded, Escrowed To Maturity, 6.500% due 1/1/16(b)	2,084,217

		Total New Jersey	7,867,959

New Mexico – 1.2%
1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG- Insured, 5.000% due 6/1/29	1,273,027

New York – 4.1%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,514,525
1,000,000	AA	Series D, 5.000% due 11/1/27	1,090,220
		New York State:
1,000,000	AA−	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,009,510
750,000	AA−	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	791,745

		Total New York	4,406,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

North Carolina – 2.1%
$2,000,000	A−	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	$2,233,260

Oregon – 5.1%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,070,030
1,000,000	AA−	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(c)	1,138,280
1,330,000	Aa2(a)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,652,857
1,430,000	AA+	Washington & Multnomah Counties, Oregon, GO, Refunding Bonds, Beaverton School District 48J, Series 2011, 5.000% due 6/15/16	1,684,040

		Total Oregon	5,545,207

Pennsylvania – 2.2%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,428,660

Tennessee – 0.9%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,029,980

Texas – 12.4%
2,000,000	AAA	Keller, Texas, Independent School District, PSF-GTD−Insured, 4.750% due 8/15/32	2,155,800
2,500,000	AAA	North East, Texas, Independent School District, Refunding, PSF-GTD−Insured, 5.250% due 2/1/30	3,328,475
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,286,580
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1148690
2,575,000	AAA	5.250%, due 4/1/26	3417900
1,000,000	AA−	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,111,210

		Total Texas	13,448,655

Washington – 7.4%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC- Insured, 5.000% due 11/1/24	1,657,755
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,287,540
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,367,660
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,718,670

		Total Washington	8,031,625

Wisconsin – 4.2%
2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	3,120,050
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,384,542

		Total Wisconsin	4,504,592

		TOTAL MUNICIPAL BONDS (Cost — $94,102,002)	102,576,533

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $94,102,002)	102,576,533

SHORT-TERM INVESTMENTS — 4.0%
TIME DEPOSITS- 4.0%
965,417		HSBC Bank – Grand Cayman, 0.030% due 3/1/12	965,417

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

TIME DEPOSITS- 4.0% — (continued)

$3,317,630		JPMorgan Chase & Co. - London, 0.030% due 3/1/12	$3,317,630

		TOTAL TIME DEPOSITS (Cost — $4,283,047)	4,283,047

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,283,047)	4,283,047

		TOTAL INVESTMENTS – 98.6% (Cost — $98,385,049 #)	106,859,580

		Other Assets in Excess of Liabilities – 1.4%	1,480,844

		TOTAL NET ASSETS – 100.0%	$108,340,424

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government national Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 112 and 113 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Summary of Investments by Industryˆ

General Obligation	21.0%
Education	20.9
Transportation	18.8
Health Care Providers & Services	9.1
Utilities	5.9
Power	4.1
Airport	3.7
Development	3.6
Bond Bank	3.3
Water and Sewer	2.5
Public Facilities	1.7
Housing	1.4
Short-Term Investments	4.0

100.0%

ˆ	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
CERTIFICATES OF DEPOSIT — 2.8%
$1,500,000	Canadian Imperial Bank of Commerce of New York, 0.731% due 5/4/12(a)	$1,500,440
4,500,000	Toronto-Dominion Holdings USA Inc., 0.150% due 4/12/12(b)	4,499,213

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $5,999,653)	5,999,653

COMMERCIAL PAPER — 49.4%
4,500,000	ABN Amro Funding USA LLC, 0.350% due 3/1/12(b)(c)	4,500,000
3,000,000	ASB Finance Ltd., 0.587% due 4/27/12(b)(c)	2,997,221
4,500,000	Atlantic Asset Securitization LLC, 0.350% due 3/14/12(b)(c)	4,499,431
2,500,000	Bank of Nova Scotia, 0.366% due 4/25/12(c)	2,498,606
4,500,000	Barclays U.S. Funding Corp., 0.400% due 3/9/12(c)	4,499,600
1,300,000	Commonwealth Bank of Australia, 0.612% due 6/22/12(b)(c)	1,300,000
4,500,000	Crown Point Capital Co. LLC, 0.490% due 3/5/12(b)(c)	4,499,755
4,000,000	DNB Bank ASA, 0.290% due 4/24/12(b)(c)	3,998,260
4,500,000	Hannover Funding Co. LLC, 0.450% due 3/19/12(b)(c)	4,498,988
4,500,000	LMA Americas LLC, 0.390% due 3/7/12(b)(c)	4,499,708
5,000,000	Market Street Funding LLC, 0.230% due 4/19/12(b)(c)	4,998,435
4,000,000	MetLife Short Term Funding LLC, 0.310% due 6/5/12(b)(c)	3,996,693
4,500,000	Nationwide Building Society, 0.591% due 5/7/12(b)(c)	4,495,059
4,500,000	NRW Bank, 0.360% due 3/12/12(b)(c)	4,499,505
4,000,000	PNC Bank, National Association, 0.230% due 4/26/12(c)	3,998,569
4,500,000	Rabobank USA Financial Corp., 0.430% due 4/23/12(c)	4,497,151
4,500,000	Salisbury Receivables Co. LLC, 0.350% due 3/19/12(b)(c)	4,499,213
8,343,000	Societe Generale North America Inc., 0.180% due 3/1/12(c)	8,342,999
4,500,000	Standard Chartered Bank, 0.400% due 3/15/12(b)(c)	4,499,300
4,500,000	Starbird Funding Corp., 0.300% due 3/1/12(b)(c)	4,500,000
3,500,000	Swedbank AB, 0.410% due 3/5/12(c)	3,499,841
4,500,000	Thunder Bay Funding LLC, 0.220% due 5/21/12(b)(c)	4,497,772
3,905,000	Toyota Motor Credit Corp., 0.275% due 7/9/12(c)	3,901,122
4,500,000	Versailles Commercial Paper LLC, 0.450% due 3/13/12(b)(c)	4,499,325
2,500,000	Westpac Securities NZ Ltd., 0.501% due 7/24/12(b)(c)	2,494,965

	TOTAL COMMERCIAL PAPER (Cost — $105,011,518)	105,011,518

TIME DEPOSITS — 0.3%
673	BBH – Grand Cayman, 0.030% due 3/1/12	673
664,897	JP Morgan Chase & Co. - London, 0.030% due 3/1/12	664,897

	TOTAL TIME DEPOSITS (Cost — $665,570)	665,570

U.S. GOVERNMENT AGENCIES — 47.2%
	Federal Home Loan Bank (FHLB), Discount Notes:
12,000,000	0.050% due 3/2/12(c)	11,999,984
3,000,000	0.100% due 6/1/12(c)	2,999,233
3,000,000	0.231% due 8/3/12(c)	2,997,029
2,000,000	0.180% due 2/4/13(c)	1,996,600
1,300,000	Federal Home Loan Bank (FHLB), 0.875% due 8/22/12	1,304,047
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
10,000,000	0.035% due 3/20/12(c)	9,999,815
11,000,000	0.090% due 6/14/12(c)	10,997,113
6,500,000	0.130% due 8/1/12(c)	6,496,409
3,500,000	0.150% due 8/14/12(c)	3,497,579
	Federal National Mortgage Association (FNMA), Discount Notes:
12,000,000	0.030% due 3/1/12(c)	12,000,000
20,000,000	0.035% due 3/7/12(c)	19,999,883
4,600,000	0.030% due 4/16/12(c)	4,599,824
5,000,000	0.085% due 5/23/12(c)	4,999,020

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 47.2% — (continued)

$4,500,000	0.080% due 6/18/12(c)	$4,498,910
2,000,000	0.100% due 10/15/12(c)	1,998,733

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $100,384,179)	100,384,179

	TOTAL SHORT-TERM INVESTMENTS (Cost — $212,060,920)	212,060,920

	TOTAL INVESTMENTS — 99.7% (Cost — $212,060,920#)	212,060,920

	Cash and Other Assets in Excess of Liabilities — 0.3%	547,744

	TOTAL NET ASSETS — 100.0%	$212,608,664

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2012.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa
— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A
— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings
(unaudited) (continued)

Short-Term Security Ratings

SP-1
— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1
— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1
— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statement of Assets and Liabilities
February 29, 2012 (unaudited)

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

ASSETS:
Investments, at cost	$1,264,634,695	$1,016,888,773	$237,449,837	$153,581,589	$292,817,652	$679,962,373	$1,351,586,671	$117,429,827	$364,079,183	$98,385,049	$212,060,920
Foreign currency, at cost	—	—	—	—	13,326	4,544,492	89,358	—	57,553	—	—

Investments, at value *	$1,718,735,496	$1,203,547,456	$305,968,069	$214,325,816	$356,636,986	$862,415,467	$1,383,546,204	$121,312,037	$378,765,963	$106,859,580	$212,060,920	**
Foreign currency, at value	—	—	—	—	13,195	4,568,520	96,978	—	28,681	—	—
Cash	—	—	—	—	—	709	—	82,452	—	100	10
Receivable for manager waiver	—	—	—	—	—	—	—	—	—	—	5,375
Receivable for securities sold	21,096,049	20,095,414	9,142,450	3,850,774	8,004,679	1,618,334	218,031,313	1,321,552	22,637,962	—	1,308,000
Dividends and interest receivable	1,291,393	3,844,164	76,449	291,204	1,426,828	2,136,863	7,349,778	2,480,661	4,186,828	1,139,476	2,528
Receivable for Fund shares sold	2,107,071	1,407,171	232,840	158,957	202,291	1,816,799	1,914,678	154,536	996,389	782,216	1,131,670
Unrealized appreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—	—	141,261	52,548	560,263	—	2,749,560	—	—
Variation margin on open futures contracts (Notes 1 and 3)	—	—	—	—	—	1,369,534	55,465	—	53,257	—	—
Variation margin on open swap contracts (Notes 1 and 3)	—	—	—	—	—	—	11,179	—	21,380	—	—
Swap contracts, at value (Notes 1 and 3)	—	—	—	—	—	—	2,468,087	—	2,064,803	—	—
Deposits with counterparty	—	—	—	—	—	—	155,000	—	—	—	—
Prepaid expenses	38,803	27,838	11,704	10,644	14,619	26,179	27,180	7,660	11,397	8,368	10,252
Other assets	27,609	—	—	—	286	—	—	—	—	—	—

Total Assets	1,743,296,421	1,228,922,043	315,431,512	218,637,395	366,440,145	874,004,953	1,614,216,125	125,358,898	411,516,220	108,789,740	214,518,755

LIABILITIES:
Payable for securities on loan	35,098,782	42,169,948	28,469,370	11,080,092	2,778,421	35,524,072	386,748	2,530,900	983,280	—	—
Payable for Fund shares repurchased	3,236,913	2,310,964	1,280,140	1,248,095	1,144,415	1,488,537	2,687,766	438,780	590,763	377,710	544,600
Payable for securities purchased	11,880,724	8,392,960	5,204,804	364,044	736,747	3,045,469	258,049,268	2,789,340	28,412,053	—	1,307,996
Investment management fee payable	791,127	557,358	179,580	132,844	198,757	502,696	399,872	51,492	137,858	34,238	14,154
Transfer agent fees payable	40,770	34,206	20,862	19,797	31,048	20,436	10,199	9,859	5,580	1,135	1,356
Custody fee payable	92,389	61,034	22,177	17,765	91,154	157,616	91,134	26,574	29,678	6,768	15,008
Trustees’ fees payable	1,933	2,521	7,217	8,834	12,614	3,930	1,833	1,958	1,447	935	805
Interest payable for forward sale commitments (Note 1)	—	—	—	—	—	—	14,682	—	—	—	—
Due to custodian	7,018,248	2,051,835	903,781	1,253,752	2,658,824	—	304,838	—	11,942	—	—
Forward sale commitments, at value (proceeds received $73,896,813 and $14,630,938, respectively)(Note 1)	—	—	—	—	—	—	73,927,037	—	14,635,000	—	—
Options contracts written, at value (premiums received $121,437 and $73,820, respectively) (Notes 1 and 3)	—	—	—	—	—	—	102,456	—	40,552	—	—
Swap contracts, at value (Notes 1 and 3)	—	—	—	—	—	—	218,939	—	717,738	—	—
Unrealized depreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—	—	607	—	2,286,246	—	1,702,268	—	—
Deposits from counterparty	—	—	—	—	—	—	2,290,000	—	2,480,000	—	—
Distributions payable	—	—	—	—	—	—	1,721	303	—	366	—
Accrued expenses	42,168	50,703	55,012	60,748	58,702	39,181	40,073	33,688	51,000	28,164	26,172

Total Liabilities	58,203,054	55,631,529	36,142,943	14,185,971	7,711,289	40,781,937	340,812,812	5,882,894	49,799,159	449,316	1,910,091

Total Net Assets	$1,685,093,367	$1,173,290,514	$279,288,569	$204,451,424	$358,728,856	$833,223,016	$1,273,403,313	$119,476,004	$361,717,061	$108,340,424	$212,608,664

NET ASSETS:
Par value (Note 4)	$104,778	$125,210	$13,724	$15,780	$35,584	$51,888	$147,527	$28,396	$44,015	$11,036	$212,613
Paid-in capital in excess of par value	1,452,129,843	1,503,197,718	248,479,011	144,572,931	643,317,275	719,727,215	1,231,352,090	138,349,713	350,107,938	100,991,978	212,394,395
Accumulated net investment loss	—	—	(410,666)	—	—	—	—	—	—	—	—
Undistributed net investment income	1,201,356	4,312,627	—	968,496	1,382,980	1,990,584	3,106,629	820,912	1,421,691	144,119	37
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	(222,443,411)	(521,003,724)	(37,311,732)	(1,850,010)	(350,039,847)	(71,405,001)	7,895,287	(23,605,227)	(7,725,139)	(1,281,240)	1,619
Net unrealized appreciation on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	454,100,801	186,658,683	68,518,232	60,744,227	64,032,864	182,858,330	30,901,780	3,882,210	17,868,556	8,474,531	—

Total Net Assets	$1,685,093,367	$1,173,290,514	$279,288,569	$204,451,424	$358,728,856	$833,223,016	$1,273,403,313	$119,476,004	$361,717,061	$108,340,424	$212,608,664

Shares Outstanding	104,778,001	125,209,531	13,723,913	15,780,001	35,583,684	51,888,043	147,526,660	28,395,694	44,015,323	11,036,162	212,612,843

Net Asset Value	$16.08	$9.37	$20.35	$12.96	$10.08	$16.06	$8.63	$4.21	$8.22	$9.82	$1.00

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments and International Fixed Income with a market value of $34,291,216, $41,272,868, $27,827,261, $10,825,808, $2,709,745, $33,658,127, $378,933, $2,478,954 and $964,056, respectively.
**	Value represents amortized cost.

See Notes to Financial Statements.

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Statement of Operations
For the Six Months Ended February 29, 2012 (unaudited)

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

INVESTMENT INCOME:
Dividends	$6,346,357	$16,507,150	$447,218	$1,840,217	$3,442,435	$7,216,602	$46	$101,670	$—	$—	$—
Interest	7,223	4,198	1,764	528	2,912	32,310	21,193,622	5,938,618	4,764,780	1,742,547	251,228
Income from securities lending	83,022	64,638	394,926	102,033	54,933	276,332	331	18,745	386	—	—
Miscellaneous income	—	—	—	—	—	—	452	—	—	—	—
Less: Foreign taxes withheld	(16,312)	(99,654)	(3,952)	(15,323)	(418,992)	(526,562)	—	—	(7,881)	—	—

Total Investment Income	6,420,290	16,476,332	839,956	1,927,455	3,081,288	6,998,682	21,194,451	6,059,033	4,757,285	1,742,547	251,228

EXPENSES:
Investment management fee (Note 2)	4,771,280	3,382,003	1,050,973	794,143	1,334,453	3,394,719	2,422,837	468,628	807,484	202,380	81,757
Transfer agent fees	117,864	88,097	38,826	23,710	50,534	53,196	67,892	11,750	19,257	3,859	9,678
Custody fees	244,923	180,734	52,521	41,249	196,243	353,054	343,185	81,295	70,347	23,206	32,911
Trustees’ fees	103,898	73,045	14,854	9,318	40,879	50,944	61,296	10,938	14,248	4,184	7,843
Shareholder reports	46,284	51,399	46,883	45,893	49,307	43,032	36,737	18,851	32,601	1,580	46,320
Insurance	51,230	34,705	8,756	6,692	22,692	26,276	31,546	6,131	6,733	2,757	3,698
Audit and tax	18,432	18,288	19,091	19,059	21,975	21,759	34,100	27,995	34,263	18,673	16,134
Legal fees	15,842	15,842	15,842	15,842	15,938	15,843	15,842	15,842	15,842	15,842	15,843
Registration fees	10,522	10,630	10,363	10,384	10,435	9,786	10,756	9,308	10,357	8,769	11,588
Miscellaneous expenses	57,371	42,254	11,987	10,316	29,030	32,957	40,282	7,022	9,422	3,783	5,299

Total Investment Expenses	5,437,646	3,896,997	1,270,096	976,606	1,771,486	4,001,566	3,064,473	657,760	1,020,554	285,033	231,071
Less: Fee waivers and/or expense reimbursement (Note 2)	—	—	(19,474)	(17,694)	(22,601)	(505,906)	(41,189)	(106,845)	(24,262)	—	(19,135)

Net Expenses	5,437,646	3,896,997	1,250,622	958,912	1,748,885	3,495,660	3,023,284	550,915	996,292	285,033	211,936

Net Investment Income (Loss)	$982,644	$12,579,335	$(410,666)	$968,543	$1,332,403	$3,503,022	$18,171,167	$5,508,118	$3,760,993	$1,457,514	$39,292

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$26,233,921	$19,378,947	$502,823	$10,717,846	$(8,628,771)	$(11,231,082)	$17,149,041	$(5,213,339)	$1,246,801	$69,015	$1,619
Futures contracts	—	—	—	—	—	945,623	3,238,973	—	2,197,298	—	—
Options contracts written	—	—	—	—	—	—	752,627	—	230,807	—	—
Forward sale commitments	—	—	—	—	—	—	(781,680)	—	(369,102)	—	—
Swap contracts	—	—	—	—	—	—	(381,219)	—	(1,691,024)	—	—
Foreign currency transactions	—	—	—	—	(619,907)	(980,730)	1,147,844	—	7,237,268	—	—

Net Realized Gain (Loss)	26,233,921	19,378,947	502,823	10,717,846	(9,248,678)	(11,266,189)	21,125,586	(5,213,339)	8,852,048	69,015	1,619

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	167,688,376	86,835,635	34,930,973	16,996,821	10,624,487	34,948,302	1,935,157	4,290,896	(3,753,824)	3,703,037	—
Futures contracts	—	—	—	—	—	18,828	(2,125,433)	—	(372,744)	—	—
Options contracts written	—	—	—	—	—	—	(221,760)	—	(87,334)	—	—
Forward sale commitments	—	—	—	—	—	—	66,827	—	(61,757)	—	—
Swap contracts	—	—	—	—	—	—	320,984	—	1,396,099	—	—
Foreign currency transactions	—	—	—	—	329,083	(30,999)	(617,101)	—	1,797,716	—	—

Change in Net Unrealized Appreciation (Depreciation)	167,688,376	86,835,635	34,930,973	16,996,821	10,953,570	34,936,131	(641,326)	4,290,896	(1,081,844)	3,703,037	—

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	193,922,297	106,214,582	35,433,796	27,714,667	1,704,892	23,669,942	20,484,260	(922,443)	7,770,204	3,772,052	1,619

Total Net Assets Increase (Decrease) in Net Assets From Operations	$194,904,941	$118,793,917	$35,023,130	$28,683,210	$3,037,295	$27,172,964	$38,655,427	$4,585,675	$11,531,197	$5,229,566	$40,911

See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 29, 2012 (unaudited) and Year Ended August 31, 2011

	Large Capitalization		Large Capitalization		Small Capitalization		Small Capitalization		International Equity		Emerging Markets
	Growth Investments		Value Equity Investments		Growth Investments		Value Equity Investments		Investments		Equity Investments
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

OPERATIONS:
Net investment income (loss)	$982,644	$8,644,503	$12,579,335	$25,138,927	$(410,666)	$(1,201,218)	$968,543	$2,101,769	$1,332,403	$10,391,296	$3,503,022	$17,031,458
Net realized gain (loss)	26,233,921	132,590,173	19,378,947	82,134,498	502,823	58,769,480	10,717,846	31,578,837	(9,248,678)	107,736,713	(11,266,189)	85,337,819
Change in net unrealized appreciation (depreciation)	167,688,376	167,645,620	86,835,635	72,181,730	34,930,973	1,296,368	16,996,821	3,194,328	10,953,570	(7,239,958)	34,936,131	(31,984,324)

Increase (Decrease) in Net Assets From Operations	194,904,941	308,880,296	118,793,917	179,455,155	35,023,130	58,864,630	28,683,210	36,874,934	3,037,295	110,888,051	27,172,964	70,384,953

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(8,294,405)	(3,133,697)	(24,720,654)	(28,058,283)	—	—	(1,889,698)	(2,997,673)	(6,661,132)	(13,556,896)	(18,066,459)	(12,702,280)
Net realized gains	—	—	—	—	—	—	—	—	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(8,294,405)	(3,133,697)	(24,720,654)	(28,058,283)	—	—	(1,889,698)	(2,997,673)	(6,661,132)	(13,556,896)	(18,066,459)	(12,702,280)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	44,097,276	270,250,580	27,493,186	199,832,147	15,934,310	51,632,925	5,107,318	51,786,373	7,402,986	67,559,954	50,810,282	147,739,601
Reinvestment of distributions	8,294,405	3,133,697	24,720,654	28,058,283	—	—	1,889,286	2,997,673	6,661,132	13,556,896	18,066,459	12,702,280
Cost of shares repurchased	(291,931,393)	(336,526,822)	(193,431,380)	(261,174,590)	(50,059,557)	(94,209,909)	(51,845,933)	(69,289,295)	(187,829,259)	(437,420,269)	(85,777,346)	(185,941,119)

Increase (Decrease) in Net Assets From Fund Share Transactions	(239,539,712)	(63,142,545)	(141,217,540)	(33,284,160)	(34,125,247)	(42,576,984)	(44,849,329)	(14,505,249)	(173,765,141)	(356,303,419)	(16,900,605)	(25,499,238)

Increase (Decrease) in Net Assets	(52,929,176)	242,604,054	(47,144,277)	118,112,712	897,883	16,287,646	(18,055,817)	19,372,012	(177,388,978)	(258,972,264)	(7,794,100)	32,183,435
NET ASSETS:
Beginning of period	1,738,022,543	1,495,418,489	1,220,434,791	1,102,322,079	278,390,686	262,103,040	222,507,241	203,135,229	536,117,834	795,090,098	841,017,116	808,833,681

End of period*†	$1,685,093,367	$1,738,022,543	$1,173,290,514	$1,220,434,791	$279,288,569	$278,390,686	$204,451,424	$222,507,241	$358,728,856	$536,117,834	$833,223,016	$841,017,116

* Includes undistributed net investment income of:	$1,201,356	$8,513,117	$4,312,627	$16,453,946	$—	$—	$968,496	$1,889,651	$1,382,980	$6,711,709	$1,990,584	$16,554,021

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$(410,666)	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 29, 2012 (unaudited) and Year Ended August 31, 2011

	Core Fixed Income		High Yield		International Fixed		Municipal Bond		Money Market
	Investments		Investments		Income Investments		Investments		Investments
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

OPERATIONS:
Net investment income (loss)	$18,171,167	$32,869,408	$5,508,118	$16,871,483	$3,760,993	$6,241,666	$1,457,514	$2,942,778	$39,292	$3,151
Net realized gain (loss)	21,125,586	8,302,500	(5,213,339)	6,625,511	8,852,048	(11,806,799)	69,015	(15,290)	1,619	986
Change in net unrealized appreciation (depreciation)	(641,326)	(24,738)	4,290,896	(6,383,907)	(1,081,844)	8,375,508	3,703,037	(1,080,197)	—	—

Increase (Decrease) in Net Assets From Operations	38,655,427	41,147,170	4,585,675	17,113,087	11,531,197	2,810,375	5,229,566	1,847,291	40,911	4,137

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(19,643,481)	(34,164,850)	(6,649,886)	(17,008,732)	(1,284,299)	(12,802,845)	(1,457,417)	(2,942,635)	(39,255)	(3,155)
Net realized gains	(10,147,005)	(30,133,209)	—	—	—	—	—	—	—	(13,621)

Decrease in Net Assets From Distributions to Shareholders	(29,790,486)	(64,298,059)	(6,649,886)	(17,008,732)	(1,284,299)	(12,802,845)	(1,457,417)	(2,942,635)	(39,255)	(16,776)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	276,824,464	227,961,080	8,285,363	39,620,418	148,457,443	52,103,680	26,525,263	26,043,070	158,232,232	114,041,013
Reinvestment of distributions	29,789,086	64,293,061	6,651,273	17,006,873	1,284,299	12,802,844	1,457,300	2,942,386	39,209	16,775
Cost of shares repurchased	(109,451,915)	(202,478,811)	(91,752,247)	(48,232,524)	(25,697,226)	(47,746,313)	(10,927,883)	(32,010,951)	(64,456,133)	(120,488,142)

Increase (Decrease) in Net Assets From Fund Share Transactions	197,161,635	89,775,330	(76,815,611)	8,394,767	124,044,516	17,160,211	17,054,680	(3,025,495)	93,815,308	(6,430,354)

Increase (Decrease) in Net Assets	206,026,576	66,624,441	(78,879,822)	8,499,122	134,291,414	7,167,741	20,826,829	(4,120,839)	93,816,964	(6,442,993)
NET ASSETS:
Beginning of period	1,067,376,737	1,000,752,296	198,355,826	189,856,704	227,425,647	220,257,906	87,513,595	91,634,434	118,791,700	125,234,693

End of period*†	$1,273,403,313	$1,067,376,737	$119,476,004	$198,355,826	$361,717,061	$227,425,647	$108,340,424	$87,513,595	$212,608,664	$118,791,700

* Includes undistributed net investment income of:	$3,106,629	$4,578,943	$820,912	$1,962,680	$1,421,691	$—	$144,119	$144,022	$37	$—

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$—	$(1,055,003)	$—	$—	$—	$—

See Notes to Financial Statements.

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Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$14.24		$11.80	$11.15	$14.66	$15.45	$12.88

Income (Loss) from Operations:
Net investment income(2)	0.01		0.07	0.03	0.04	0.03	0.03
Net realized and unrealized gain (loss)	1.91		2.40	0.68	(3.35)	(0.55)	2.54

Total Income (Loss) from Operations	1.92		2.47	0.71	(3.31)	(0.52)	2.57

Less Distributions From:
Net investment income	(0.08)		(0.03)	(0.06)	(0.03)	(0.03)	—
Net realized gain	—		—	—	(0.17)	(0.24)	—

Total Distributions	(0.08)		(0.03)	(0.06)	(0.20)	(0.27)	—

Net Asset Value, End of Period	$16.08		$14.24	$11.80	$11.15	$14.66	$15.45

Total Return(3)	13.53%		20.89%	6.30%	(22.25)%	(3.52)%	19.95%
Net Assets, End of Period (millions)	$1,685		$1,738	$1,495	$1,310	$2,214	$2,464
Ratio of Average to Net Assets:
Gross expenses	0.68	%(4)	0.68%	0.70%	0.71%	0.69%	0.70%
Net expenses	0.68	(4)	0.68	0.70 (5)	0.71 (5)	0.69 (5)	0.70
Net investment income (loss)	0.12	(4)	0.47	0.22	0.44	0.18	0.18
Portfolio Turnover Rate	36%		76%	92%	113%	79%	112%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$8.58		$7.54	$7.34	$9.88	$12.87	$12.25

Income (Loss) from Operations:
Net investment income(2)	0.10		0.17	0.19	0.22	0.23	0.21
Net realized and unrealized gain (loss)	0.89		1.07	0.23	(2.55)	(1.92)	1.43

Total Income (Loss) from Operations	0.99		1.24	0.42	(2.33)	(1.69)	1.64

Less Distributions From:
Net investment income	(0.20)		(0.20)	(0.22)	(0.21)	(0.23)	(0.19)
Net realized gain	—		—	—	—	(1.07)	(0.83)

Total Distributions	(0.20)		(0.20)	(0.22)	(0.21)	(1.30)	(1.02)

Net Asset Value, End of Period	$9.37		$8.58	$7.54	$7.34	$9.88	$12.87

Total Return(3)	11.67%		16.46%	5.67%	(23.14)%	(14.23)%	13.58%
Net Assets, End of Period (millions)	$1,173		$1,220	$1,102	$1,273	$1,972	$1,816
Ratios to Average Net Assets:
Gross expenses	0.69	%(4)	0.68%	0.69%	0.72%	0.69%	0.70%
Net expenses	0.69	(4)	0.68	0.69 (5)	0.71 (5)	0.67 (5)	0.69 (5)
Net investment income	2.23	(4)	1.95	2.43	3.30	2.12	1.67
Portfolio Turnover Rate	14%		38%	104%	97%	55%	46%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$17.76		$14.62	$12.99	$17.32	$18.28	$15.83

Income (Loss) from Operations:
Net investment income(2)	(0.03)		(0.07)	(0.09)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	2.62		3.21	1.72	(4.26)	(0.87)	2.55

Total Income (Loss) from Operations	2.59		3.14	1.63	(4.33)	(0.96)	2.45

Net Asset Value, End of Period	$20.35		$17.76	$14.62	$12.99	$17.32	$18.28

Total Return(3)	14.58%		21.48%	12.55%	(25.00)%	(5.25)%	15.48%
Net Assets, End of Period (millions)	$279		$278	$262	$371	$458	$402
Ratios to Average to Net Assets:
Gross expenses	0.97	%(4)	0.95%	0.99%	1.08%	1.00%	0.99%
Net expenses	0.95	(4)(5)	0.93 (5)	0.98 (5)	1.07 (5)	0.99 (5)	0.99 (5)
Net investment income (loss)	(0.31	)(4)	(0.37)	(0.56)	(0.59)	(0.51)	(0.58)
Portfolio Turnover Rate	31%		73%	84%	73%	66%	69%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$11.20		$9.57	$8.67	$10.65	$13.51	$14.19

Income (Loss) from Operations:
Net investment income(2)	0.06		0.10	0.08	0.11	0.12	0.15
Net realized and unrealized gain (loss)	1.81		1.68	0.90	(1.63)	(0.89)	1.46

Total Income (Loss) from Operations	1.87		1.78	0.98	(1.52)	(0.77)	1.61

Less Distributions From:
Net investment income	(0.11)		(0.15)	(0.08)	(0.07)	(0.10)	(0.11)
Net realized gains	—		—	—	(0.39)	(1.99)	(2.18)

Total Distributions	(0.11)		(0.15)	(0.08)	(0.46)	(2.09)	(2.29)

Net Asset Value, End of Period	$12.96		$11.20	$9.57	$8.67	$10.65	$13.51

Total Return(3)	16.84%		18.52%	11.35%	(12.73)%	(5.36)%	11.94%
Net Assets, End of Period (millions)	$204		$223	$203	$374	$379	$352
Ratios to Average Net Assets:
Gross expenses	0.98	%(4)	0.98%	0.98%	1.09%	1.01%	1.01%
Net expenses	0.97	(4)(5)	0.95 (5)	0.97 (5)	1.08 (5)	0.99 (5)	1.01
Net investment income	0.98	(4)	0.85	0.86	1.54	1.07	1.06
Portfolio Turnover Rate	9%		36%	25%	53%	39%	40%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$9.77		$9.02	$8.97	$11.90	$15.57	$13.55

Income (Loss) from Operations:
Net investment income(2)	0.03		0.15	0.14	0.15	0.30	0.23
Net realized and unrealized gain (loss)	0.46		0.76	0.15	(2.32)	(2.61)	2.08

Total Income (Loss) from Operations	0.49		0.91	0.29	(2.17)	(2.31)	2.31

Less Distributions From:
Net investment income	(0.18)		(0.16)	(0.24)	(0.30)	(0.21)	(0.29)
Net realized gain	—		—	—	(0.46)	(1.15)	—

Total Distributions	(0.18)		(0.16)	(0.24)	(0.76)	(1.36)	(0.29)

Net Asset Value, End of Period	$10.08		$9.77	$9.02	$8.97	$11.90	$15.57

Total Return(3)	5.16%		9.97%	3.12%	(15.48)%	(16.23)%	17.21%
Net Assets, End of Period (millions)	$359		$536	$795	$725	$1,407	$1,655
Ratios to Average Net Assets:
Gross expenses	0.93	%(4)	0.84%	0.85%	0.91%	0.83%	0.82%
Net expenses	0.92	(4)(5)	0.82 (5)	0.84 (5)	0.90 (5)	0.77 (5)	0.75 (5)
Net investment income	0.70	(4)	1.41	1.52	1.98	2.16	1.57
Portfolio Turnover Rate	23%		70%	73%	72%	124%	44%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$15.85		$14.79	$12.80	$15.36	$19.19	$13.59

Income (Loss) from Operations:
Net investment income(2)	0.07		0.31	0.23	0.19	0.23	0.21
Net realized and unrealized gain (loss)	0.49		0.99	1.90	(2.39)	(2.24)	5.52

Total Income (Loss) from Operations	0.56		1.30	2.13	(2.20)	(2.01)	5.73

Less Distributions From:
Net investment income	(0.35)		(0.24)	(0.14)	(0.08)	(0.35)	(0.13)
Net realized gain	—		—	—	(0.28)	(1.47)	—

Total Distributions	(0.35)		(0.24)	(0.14)	(0.36)	(1.82)	(0.13)

Net Asset Value, End of Period	$16.06		$15.85	$14.79	$12.80	$15.36	$19.19

Total Return(3)	3.82%		8.67%	16.69%	(12.86)%	(12.37)%	42.41%
Net Assets, End of Period (millions)	$833		$841	$809	$671	$634	$530
Ratio of Average to Net Assets:
Gross expenses	1.06	%(4)	1.05%	1.08%	1.12%	1.08%	1.15%
Net expenses	0.93	(4)(5)	0.91 (5)	0.94 (5)	0.98 (5)	0.93 (5)	1.04 (5)
Net investment income	0.93	(4)	1.87	1.57	1.87	1.24	1.31
Portfolio Turnover Rate	16%		42%	53%	133%	74%	66%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments

	2012(1)		2011	2010		2009		2008		2007

Net asset value, Beginning of Period	$8.58		$8.81	$8.25		$8.05		$8.07		$8.09

Income (Loss) from Operations:
Net investment income(2)	0.13		0.28	0.32		0.39		0.38		0.38
Net realized and unrealized gain (loss)	0.13		0.05	0.71		0.36		0.01		—

Total Income from Operations	0.26		0.33	1.03		0.75		0.39		0.38

Less Distributions From:
Net investment income	(0.14)		(0.29)	(0.33)		(0.40)		(0.41)		(0.40)
Net realized gain	(0.07)		(0.27)	(0.14)		(0.15)		—		—

Total Distributions	(0.21)		(0.56)	(0.47)		(0.55)		(0.41)		(0.40)

Net Asset Value, End of Period	$8.63		$8.58	$8.81		$8.25		$8.05		$8.07

Total Return(3)	3.04%		3.93%	12.93%		9.96%		4.78%		4.82%
Net Assets, End of Period (millions)	$1,273		$1,067	$1,001		$872		$953		$861
Ratios to Average Net Assets:
Gross expenses	0.51	%(4)	0.52%	0.53	%(5)	0.54	%(5)	0.52	%(5)	0.54	%(5)
Net expenses	0.50	(4)(6)	0.52 (6)	0.53	(5)(6)	0.53	(5)(6)	0.52	(5)(6)	0.54	(5)(6)
Net investment income	3.00	(4)	3.23	3.79		4.98		4.56		4.68
Portfolio Turnover Rate	169%		390%	257%		374%		346%		400%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%, 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$4.15		$4.14	$3.77	$4.13	$4.58	$4.62

Income (Loss) from Operations:
Net investment income(2)	0.16		0.36	0.37	0.37	0.39	0.38
Net realized and unrealized gain (loss)	0.11		0.02	0.38	(0.35)	(0.46)	(0.03)

Total Income (Loss) from Operations	0.27		0.38	0.75	0.02	(0.07)	0.35

Less Distributions From:
Net investment income	(0.21)		(0.37)	(0.38)	(0.38)	(0.38)	(0.39)

Total Distributions	(0.21)		(0.37)	(0.38)	(0.38)	(0.38)	(0.39)

Net Asset Value, End of Period	$4.21		$4.15	$4.14	$3.77	$4.13	$4.58

Total Return(3)	6.90%		9.01%	20.41%	2.48%	(1.69)%	7.56%
Net Assets, End of Period (millions)	$119		$198	$190	$153	$130	$86
Ratios to Average Net Assets:
Gross expenses	0.98	%(4)	0.88%	0.95%	0.97%	0.90%	1.00%
Net expenses	0.82	(4)(5)	0.72 (5)	0.79 (5)	0.81 (5)	0.74 (5)	0.85 (5)
Net investment income (loss)	8.23	(4)	8.26	9.06	11.24	8.78	7.92
Portfolio Turnover Rate	34%		62%	74%	68%	73%	119%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments

	2012(1)		2011	2010	2009		2008		2007

Net asset value, Beginning of Period	$7.99		$8.41	$7.77	$7.86		$7.67		$7.78

Income (Loss) from Operations:
Net investment income(2)	0.10		0.23	0.19	0.30		0.32		0.23
Net realized and unrealized gain (loss)	0.16		(0.15)	0.83	0.31		0.05		(0.05)

Total Income from Operations	0.26		0.08	1.02	0.61		0.37		0.18

Less Distributions From:
Net investment income	(0.03)		(0.50)	(0.38)	(0.70)		(0.18)		(0.29)

Total Distributions	(0.03)		(0.50)	(0.38)	(0.70)		(0.18)		(0.29)

Net Asset Value, End of Period	$8.22		$7.99	$8.41	$7.77		$7.86		$7.67

Total Return(3)	3.26%		1.21%	13.55%	8.54%		4.90%		2.33%
Net Assets, End of Period (millions)	$362		$227	$220	$197		$286		$189
Ratios to Average Net Assets:
Gross expenses	0.63	%(4)	0.72%	0.79%	0.79	%(5)	0.70	%(5)	0.78	%(5)
Net expenses	0.62	(4)(6)	0.72 (6)	0.79	0.79	(5)	0.70	(5)	0.78	(5)(6)
Net investment income (loss)	2.33	(4)	2.86	2.44	4.00		4.12		3.00
Portfolio Turnover Rate	61%		150%	93%	263%		263%		433%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments

	2012(1)		2011	2010	2009	2008	2007

Net asset value, Beginning of Period	$9.48		$9.63	$9.09	$8.92	$8.94	$9.13

Income (Loss) from Operations:
Net investment income(2)	0.14		0.30	0.31	0.34	0.33	0.35
Net realized and unrealized gain (loss)	0.34		(0.15)	0.54	0.17	(0.02)	(0.19)

Total Income (Loss) from Operations	0.48		0.15	0.85	0.51	0.31	0.16

Less Distributions From:
Net investment income	(0.14)		(0.30)	(0.31)	(0.34)	(0.33)	(0.35)

Total Distributions	(0.14)		(0.30)	(0.31)	(0.34)	(0.33)	(0.35)

Net Asset Value, End of Period	$9.82		$9.48	$9.63	$9.09	$8.92	$8.94

Total Return(3)	5.06%		1.71%	9.59%	5.98%	3.48%	1.77%
Net Assets, End of Period (millions)	$108		$88	$92	$84	$101	$70
Ratios to Average Net Assets:
Gross expenses	0.56	%(4)	0.58%	0.62%	0.56%	0.56%	0.59%
Net expenses	0.56	(4)	0.58	0.62	0.56	0.56	0.59 (5)
Net investment income (loss)	2.88	(4)	3.27	3.39	3.86	3.66	3.84
Portfolio Turnover Rate	3%		20%	2%	25%	26%	14%

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments

	2012(1)		2011		2010	2009		2008	2007

Net asset value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (Loss) from Operations:
Net investment income(2)	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)	0.03	0.05
Net realized and unrealized gain (loss)	0.00	(3)	0.00	(3)	0.01	—		—	—

Total Income from Operations	0.00		0.00		0.01	0.00		0.03	0.05

Less Distributions From:
Net investment income	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)	(0.03)	(0.05)
Net realized gains	0.00	(3)	0.00	(3)	(0.01)	—		—	—

Total Distributions	0.00		0.00		(0.01)	0.00		(0.03)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(4)	0.02%		0.01%		0.85%	0.49%		3.10%	4.86%
Net Assets, End of Period (millions)	$213		$119		$125	$292		$144	$118
Ratios to Average Net Assets:
Gross expenses	0.23	%(5)	0.29%		0.34%	0.51%		0.44%	0.48%
Net expenses(6)	0.21	(5)	0.21		0.27	0.47		0.42	0.47
Net investment income	0.04	(5)	0.00		0.01	0.46		3.11	4.75

(1)	For the six months ended February 29, 2012 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Consulting Group, a division of Consulting Group Advisory Services LLC.

When market quotations are not readily available or are determined to be unreliable by a valuation committee set up by the Manager and approved by the Board of Trustees (“Valuation Committee”), the Funds will price such securities pursuant to fair value procedures adopted by the Board of Trustees. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the

Notes to Financial Statements
(continued)

applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.

The relevant authoritative accounting guidance defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The Accounting Standards Codification (“ASC”) 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

There were no significant transfers into and out of Levels 1 and 2 during the six-month period ended February 29, 2012.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$257,322,908	$257,322,908	$—	$—
Consumer Staples	57,312,020	57,312,020	—	—
Energy	171,510,312	171,510,312	—	—
Financials	84,720,485	84,720,485	—	—
Health Care	177,156,085	177,156,085	—	—
Industrials	195,937,579	195,937,579	—	—
Information Technology	607,606,159	607,606,159	—	—
Materials	67,342,029	67,342,029	—	—
Telecommunication Services	27,366,042	27,366,042	—	—
Short-term:
Money Market Fund	35,098,782	35,098,782	—	—
Time Deposits	37,363,095	—	37,363,095	—

Total Investments, at value	$1,718,735,496	$1,681,372,401	$37,363,095	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$73,609,187	$73,609,187	$—	$—
Consumer Staples	106,636,107	106,636,107	—	—
Energy	178,668,568	178,668,568	—	—
Financials	201,285,351	201,285,351	—	—
Health Care	151,023,433	151,023,433	—	—
Industrials	145,473,217	145,473,217	—	—
Information Technology	152,297,281	152,297,281	—	—
Materials	47,897,393	47,897,393	—	—
Telecommunication Services	45,476,368	45,476,368	—	—
Utilities	35,728,796	35,728,796	—	—
Short-term:
Money Market Fund	42,169,948	42,169,948	—	—
Time Deposits	23,281,807	—	23,281,807	—

Total Investments, at value	$1,203,547,456	$1,180,265,649	$23,281,807	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$41,849,639	$41,849,639	$—	$—
Energy	20,716,159	20,716,159	—	—
Financials	10,806,411	10,806,411	—	—
Health Care	47,042,653	47,042,653	—	—
Industrials	57,507,699	57,507,699	—	—
Information Technology	78,800,709	78,800,709	—	—
Materials	11,727,257	11,727,257	—	—
Short-term:
Money Market Fund	28,469,370	28,469,370	—	—
Time Deposits	9,048,172	—	9,048,172	—

Total Investments, at value	$305,968,069	$296,919,897	$9,048,172	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$33,557,642	$33,557,642	$—	$—
Consumer Staples	6,247,115	6,247,115	—	—
Energy	12,566,002	12,566,002	—	—
Financials	39,798,570	39,798,570	—	—
Health Care	10,735,114	10,735,114	—	—
Industrials	46,459,614	46,459,614	—	—
Information Technology	17,109,424	17,109,424	—	—
Materials	25,285,255	25,285,255	—	—
Telecommunication Services	961,075	961,075	—	—
Utilities	7,812,015	7,812,015	—	—
Short-term:
Commercial Paper	409,998	—	409,998	—
Money Market Fund	11,080,092	11,080,092	—	—
Time Deposits	2,303,900	—	2,303,900	—

Total Investments, at value	$214,325,816	$211,611,918	$2,713,898	$—

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$67,399,074	$67,398,985	$—	$89
Japan	45,420,825	45,420,825	—	—
Germany	33,003,214	33,003,214	—	—
Switzerland	32,718,616	32,718,616	—	—
France	25,597,915	25,597,915	—	—
Netherlands	14,167,929	14,167,929	—	—
Canada	13,693,113	13,693,113	—	—
China	11,705,169	11,705,169	—	—
Hong Kong	11,419,981	11,419,981	—	—
Other Countries	86,725,922	86,725,922	—	—
Preferred Stocks:
Germany	1,686,488	1,686,488	—	—
Australia	9,557	9,557	—	—
Italy	7,526	7,526	—	—
Warrants:
Luxembourg	595,286	595,286	—	—
Short-term:
Money Market Fund	2,778,421	2,778,421	—	—
Time Deposits	9,707,950	—	9,707,950	—

Total Investments, at value	$356,636,986	$346,928,947	$9,707,950	$89

Other Financial Instruments
Forward Foreign Currency Contracts	$140,654	$—	$140,654	$—

Total Other Financial Instruments	$140,654	$—	$140,654	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$143,370,241	$143,370,241	$—	$—
South Korea	114,627,688	114,627,688	—	—
China	88,988,260	88,988,260	—	—
Russia	74,364,176	74,364,176	—	—
South Africa	68,115,051	68,115,051	—	—
Taiwan	48,242,948	48,242,948	—	—
Indonesia	32,683,139	32,683,139	—	—
Mexico	32,059,199	32,059,199	—	—
Hong Kong	25,978,895	25,978,895	—	—
Other Countries	139,084,074	139,084,074	—	—
Preferred Stocks:
Brazil	15,455,597	15,455,597	—	—
South Korea	1,384,312	1,384,312	—	—
Russia	786,175	786,175	—	—
Exchange-Traded Securities (ETFs):
United States	10,265,690	10,265,690	—	—
Short-term:
Money Market Fund	35,524,072	35,524,072	—	—
Time Deposits	31,485,950	—	31,485,950	—

Total Investments, at value	$862,415,467	$830,929,517	$31,485,950	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$52,548	$—	$52,548	$—
Futures Contracts	289,312	289,312	—	—

Total Other Financial Instruments	$341,860	$289,312	$52,548	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$409,401,282	$—	$409,401,282	$—
Asset-Backed Securities	13,374,455	—	13,374,455	—
Collateralized Mortgage Obligations	191,892,534	—	191,892,534	—
Corporate Bonds & Notes	275,050,613	—	275,050,613	—
Municipal Bonds	20,371,133	—	20,371,133	—
Sovereign Bonds	37,437,209	—	37,437,209	—
U.S. Government & Agency Obligations	261,466,132	—	261,466,132	—
Preferred Stocks:
Consumer Discretionary	7,600	—	7,600	—
Warrants:
Energy	1,275	1,275	—	—
Purchased Options	63,350	63,350	—	—
Short-term:
Money Market Fund	386,748	386,748	—	—
Repurchase Agreements	63,800,000	—	63,800,000	—
Sovereign Bond	7,110,669	—	7,110,669	—
Time Deposits	36,890,553	—	36,890,553	—
U.S. Government Agencies	48,315,315	—	48,315,315	—
U.S. Government Obligations	17,977,336	—	17,977,336	—

Total Investments, at value	$1,383,546,204	$451,373	$1,383,094,831	$—

Other Financial Instruments
Options Contracts Written	$(102,456)	$(102,456)	$—	$—
Forward Sale Commitments	(73,927,037)	—	(73,927,037)	—
Futures Contracts	(36,486)	(36,486)	—	—
Forward Foreign Currency Contracts	(1,725,983)	—	(1,725,983)	—
Centrally Cleared Swaps	(646,841)	—	(646,841)	—
OTC Credit Default Swaps	608,966	—	608,966	—
OTC Interest Rate Swaps	1,640,182	—	1,640,182	—

Total Other Financial Instruments	$(74,189,655)	$(138,942)	$(74,050,713)	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$107,466,948	$—	$107,466,948	$—
Hotels, Restaurants & Leisure	14	—	—	14
Collateralized Mortgage Obligations	2,283	—	2,283	—
Senior Loans	106,188	—	106,188	—
Common Stocks:
Consumer Discretionary	660,791	640,885	19,906	—
Energy	329,204	—	329,204	—
Industrials	27,509	27,509	—	—
Materials	64,488	64,488	—	—
Preferred Stocks:
Consumer Discretionary	—	—	—	—
Financials	535,362	453,894	81,468	—
Convertible Preferred Stocks:
Consumer Discretionary	501,375	501,375	—	—
Financials	1,009,873	1,009,873	—	—
Warrants:
Consumer Discretionary	10,324	—	10,324	—
Media	22,122	—	—	22,122
Energy	9,216	9,216	—	—
Financials	36,335	—	36,335	—
Industrials	2,647	—	2,647	—
Short-term:
Money Market Fund	2,530,900	2,530,900	—	—
Time Deposits	7,996,458	—	7,996,458	—

Total Investments, at value	$121,312,037	$5,238,140	$116,051,761	$22,136

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$48,640,274	$—	$48,640,274	$—
Japan	36,083,650	—	36,083,650	—
Australia	33,234,647	—	33,234,647	—
Italy	22,554,364	—	22,554,364	—
France	20,113,831	—	20,113,831	—
Netherlands	11,452,354	—	11,452,354	—
Belgium	10,492,828	—	10,492,828	—
United Kingdom	8,771,529	—	8,771,529	—
Canada	6,349,415	—	6,349,415	—
Other Countries	12,047,850	—	12,047,850	—
Asset-Backed Securities	800,540	—	800,540	—
Collateralized Mortgage Obligations	12,504,820	—	12,504,820	—
Corporate Bonds & Notes:
United States	21,922,990	—	21,922,990	—
France	6,402,129	—	6,402,129	—
United Kingdom	5,682,976	—	5,682,976	—
Supranational	5,182,335	—	5,182,335	—
Australia	4,633,949	—	4,633,949	—
Netherlands	3,993,991	—	3,993,991	—
Luxembourg	3,095,438	—	3,095,438	—
Norway	2,333,160	—	2,333,160	—
Ireland	2,026,759	—	2,026,759	—
Other Countries	13,442,527	—	13,442,527	—
Mortgage-Backed Securities	24,082,401	—	24,082,401	—
Municipal Bonds	3,447,547	—	3,447,547	—
U.S. Government & Agency Obligations	12,697,754	—	12,697,754	—
Short-term:
Money Market Fund	983,280	983,280	—	—
Repurchase Agreement	100,000	—	100,000	—
Sovereign Bond	7,524,234	—	7,524,234	—
Time Deposits	24,670,531	—	24,670,531	—
U.S. Government Obligations	13,497,860	—	13,497,860	—

Total Investments, at value	$378,765,963	$983,280	$377,782,683	$—

Other Financial Instruments
Options Contracts Written	$(40,552)	$—	$(40,552)	$—
Forward Sale Commitments	(14,635,000)	—	(14,635,000)	—
Futures Contracts	1,087,375	1,087,375	—	—
Forward Foreign Currency Contracts	1,047,292	—	1,047,292	—
Centrally Cleared Swaps	5,019	—	5,019	—
OTC Credit Default Swaps	111,638	—	111,638	—
OTC Interest Rate Swaps	1,235,427	–	1,235,427	—

Total Other Financial Instruments	$(11,188,801)	$1,087,375	$(12,276,176)	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 29, 2012	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Municipal Bond Investments
Investments, at value
Municipal Bonds	$102,576,533	$—	$102,576,533	$—
Short-term:
Time Deposits	4,283,047	—	4,283,047	—

Total Investments, at value	$106,859,580	$—	$106,859,580	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$5,999,653	$—	$5,999,653	$—
Commercial Paper	105,011,518	—	105,011,518	—
Time Deposits	665,570	—	665,570	—
U.S. Government Agencies	100,384,179	—	100,384,179	—

Total Investments, at value	$212,060,920	$—	$212,060,920	$—

For further information regarding security characteristics, see the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2011, through February 29, 2012:

		Collateralized		Corporate		Convertible
		Mortgage	Common	Bonds &		Preferred	Preferred
	Total	Obligations	Stocks	Notes	Warrants	Stocks	Stocks

International Equity Investments
Balance as of August 31, 2011	$6,836	$—	$6,836	$—	$—	$—	$—
Total realized gain (loss)	(74,608)	—	(74,608)	—	—	—	—
Change in unrealized appreciation (depreciation)	67,638	—	67,638	—	—	—	—
Purchases	2,573	—	2,573	—	—	—	—
(Sales)	(2,350)	(2,350)	—	—	—

Balance as of February 29, 2012	$89	$—	$89	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2012	$(2)	$—	$(2)	$—	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2011	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	(5,984)	—	—	—	—	(5,984)	—
Change in unrealized appreciation (depreciation)	5,985	—	—	—	—	5,985	—
(Sales)	(1)	—	—	—	—	(1)	—

Balance as of February 29, 2012	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2012	$—	$—	$—	$—	$—	$—	$—

Notes to Financial Statements
(continued)

		Collateralized		Corporate		Convertible
		Mortgage	Common	Bonds &		Preferred	Preferred
	Total	Obligations	Stocks	Notes	Warrants	Stocks	Stocks

High Yield Investments
Balance as of August 31, 2011	$312,869	$4,584	$277,453	$14	$30,746	$—	$72
Total realized gain (loss)	34,823	5,033	18,144	—	—	—	11,646
Accrued discounts/premiums	328	328	—	—	—	—	—
Change in unrealized appreciation (depreciation)	117,693	13,569	51,751	—	27,711	—	24,662
(Sales)	(75,755)	(21,231)	(18,144)	—	—	(36,380)
Transfers out of Level 3	(367,822)	(2,283)	(329,204)	—	(36,335)	—	—

Balance as of February 29, 2012	$22,136	$—	$—	$14	$22,122	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2012	$22,122	$—	$—	$—	$22,122	$—	$—

*	The transfers into and out of level 3 are not significant to the Fund. The value for the transfers are determined using ending value.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Options Contracts Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

Notes to Financial Statements
(continued)

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a

Notes to Financial Statements
(continued)

Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Notes to Financial Statements
(continued)

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact the Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure:

International Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Asset derivatives
Unrealized appreciation on forward foreign currency contracts (c)	$—	$141,261	$—	$—	$141,261

	$—	$141,261	$—	$—	$141,261

Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$—	$607	$—	$—	$607

	$—	$607	$—	$—	$607

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$—	$88,551	$—	$—	$88,551

	$—	$88,551	$—	$—	$88,551

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$476,884	$—	$—	$476,884

	$—	$476,884	$—	$—	$476,884

Emerging Markets Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Asset derivatives
Variation margin on open futures contracts (b)	$—	$—	$—	$1,369,534	$1,369,534
Unrealized appreciation on forward foreign currency contracts (c)	—	52,548	—	—	52,548

	$—	$52,548	$—	$1,369,534	$1,422,082

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$945,623	$945,623
Net realized gain (loss) on forward foreign currency contracts	—	(96,783)	—	—	(96,783)

	$—	$(96,783)	$—	$945,623	$848,840

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$18,828	$18,828
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(22,043)	—	—	(22,043)

	$—	$(22,043)	$—	$18,828	$(3,215)

Core Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Asset derivatives
Purchased Options (c)	$63,350	$—	$—	$—	$63,350
Variation margin on open futures contracts (b)	55,465	—	—	—	55,465
Unrealized appreciation on forward foreign currency contracts (c)	—	560,263	—	—	560,263
Swap contracts, at value (c)	1,671,220	—	796,867	—	2,468,087

	$1,790,035	$560,263	$796,867	$—	$3,147,165

Liability derivatives
Options contracts written outstanding (a)	$102,456	$—	$—	$—	$102,456
Unrealized depreciation on forward foreign currency contracts (a)	—	2,286,246	—	—	2,286,246
Unrealized depreciation on centrally cleared swaps (a)	—	—	646,841	—	646,841
Swap contracts, at value (a)	31,038	—	187,901	—	218,939

	$133,494	$2,286,246	$834,742	$—	$3,254,482

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(10,918)	$—	$—	$—	$(10,918)
Net realized gain (loss) on futures contracts	3,238,973	—	—	—	3,238,973
Net realized gain (loss) on options contracts written	644,817	—	107,810	—	752,627
Net realized gain (loss) on swaps contracts	(795,493)	—	414,274	—	(381,219)
Net realized gain (loss) on forward foreign currency contracts	—	(72,783)	—	—	(72,783)

	$3,077,379	$(72,783)	$522,084	$—	$3,526,680

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased option	$(4,874)	$—	$—	$—	$(4,874)
Net change in unrealized appreciation (depreciation) on futures contracts	(2,125,433)	—	—	—	(2,125,433)
Net change in unrealized appreciation (depreciation) on options contracts written	(206,148)	—	(15,612)	—	(221,760)
Net change in unrealized appreciation (depreciation) on swaps contracts	715,248	—	(394,264)	—	320,984
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(648,128)	—	—	(648,128)

	$(1,621,207)	$(648,128)	$(409,876)	$—	$(2,679,211)

International Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$53,257	$—	$—	$—	$53,257
Unrealized appreciation on forward foreign currency contracts (c)	—	2,749,560	—	—	2,749,560
Unrealized appreciation on centrally cleared swaps (c)	5,019	—	—	—	5,019
Swap contracts, at value (c)	1,287,774	—	777,029	—	2,064,803

	$1,346,050	$2,749,560	$777,029	$—	$4,872,639

Liability derivatives
Options contracts written outstanding (a)	$40,552	$—	$—	$—	$40,552
Unrealized depreciation on forward foreign currency contracts (a)	—	1,702,268	—	—	1,702,268
Swap contracts, at value (a)	52,347	—	665,391	—	717,738

	$92,899	$1,702,268	$665,391	$—	$2,460,558

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2012:

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(25,407)	$—	$—	$—	$(25,407)
Net realized gain (loss) on futures contracts	2,197,298	—	—	—	2,197,298
Net realized gain (loss) on options contracts written	230,807	—	—	—	230,807
Net realized gain (loss) on swaps contracts	(1,135,932)	—	(555,092)	—	(1,691,024)
Net realized gain (loss) on forward foreign currency contracts	—	5,591,276	—	—	5,591,276

	$1,266,766	$5,591,276	$(555,092)	$—	$6,302,950

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments

		Foreign
	Interest rate	exchange	Credit	Equity
Location	risk	risk	risk	risk	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$(372,744)	$—	$—	$—	$(372,744)
Net change in unrealized appreciation (depreciation) on options contracts written	(87,334)	—	—	—	(87,334)
Net change in unrealized appreciation (depreciation) on swaps contracts	1,052,182	—	343,917	—	1,396,099
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	1,838,311	—	—	1,838,311

	$592,104	$1,838,311	$343,917	$—	$2,774,332

(a)	Statements of Assets and Liabilities location: Payable for open forward foreign currency contracts, unrealized depreciation on swaps and options contracts written.
(b)	Only variation margin, if any, reported within the Statements of Assets and Liabilities.Cumulative appreciation (depreciation) on futures contracts is reported in “Open Future Contracts” table (see Note 3).
(c)	Statements of Assets and Liabilities location: Investments, at value, receivable for open forward foreign currency contracts and unrealized appreciation on swaps.
(d)	Statements of Operations location: Net realized gain (loss) from investment transactions, foreign currency transactions, futures contracts, options contracts written and swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investment transactions, foreign currency transactions, futures contracts, options contracts written and swap contracts.

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the six months ended February 29, 2012, were approximately as follows:

International Equity Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	risk	risk	risk	risk	Total

Forward foreign currency contracts	$—	$12,962,199	$—	$—	$12,962,199

Emerging Markets Equity Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	risk	risk	risk	risk	Total

Futures contracts	$—	$—	$—	$10,247,507	$10,247,507
Forward foreign currency contracts	—	4,202,405	—	—	4,202,405

Core Fixed Income Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	risk	risk	risk	risk	Total

Purchased Options	$16,551	$—	$—	$—	$16,551
Futures contracts	152,312,231	—	—	—	152,312,231
Options contracts written	184,289	—	26,748	—	211,037
Swaps contracts	110,963,571	—	41,841,051	—	152,804,622
Forward foreign currency contracts	—	132,753,677	—	—	132,753,677

Notes to Financial Statements
(continued)

International Fixed Income Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	risk	risk	risk	risk	Total

Purchased Options	$30,828	$—	$—	$—	$30,828
Futures contracts	72,153,582	—	—	—	72,153,582
Options contracts written	105,133	—	—	—	105,133
Swaps contracts	1,347,957,143	—	51,850,000	—	1,399,807,143
Forward foreign currency contracts	—	278,395,382	—	—	278,395,382

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

Notes to Financial Statements
(continued)

At February 29, 2012, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$34,291,216	$35,098,782
Large Capitalization Value Equity Investments	41,272,868	42,169,948
Small Capitalization Growth Investments	27,827,261	28,469,370
Small Capitalization Value Equity Investments	10,825,808	11,080,092
International Equity Investments	2,709,745	2,778,421
Emerging Markets Equity Investments	33,658,127	35,524,072
Core Fixed Income Investments	378,933	386,748
High Yield Investments	2,478,954	2,530,900
International Fixed Income Investments	964,056	983,280

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The Proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and

Notes to Financial Statements
(continued)

may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and will realize the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Financial Statements
(continued)

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2011 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during such taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board.

(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2.	Investment Management Agreement and Other Transactions with Affiliates

Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSB”), serves as the investment manager (“Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily

Notes to Financial Statements
(continued)

net assets and paid monthly in arrears. The Manager pays each Sub-adviser a subadvisory fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by CGAS to each Fund’s Sub-advisers and the fees retained by CGAS for the six months ended February 29, 2012, are indicated below:

		Consulting Group	Maximum
	Subadvisory	Advisory Services LLC	Allowable Annual
	Fee	Fee	Management Fee

Large Capitalization Growth Investments	0.36%	0.24%	0.60%
Large Capitalization Value Equity Investments	0.32%	0.28%	0.60%
Small Capitalization Growth Investments	0.49%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.48%	0.30%	0.80%
International Equity Investments	0.39%	0.30%	0.70%
Emerging Markets Equity Investments	0.47%	0.30%	0.90%
Core Fixed Income Investments	0.19%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments	0.23%	0.25%	0.50%
Municipal Bond Investments	0.20%	0.20%	0.40%
Money Market Investments *	0.08%	0.00%	0.08%

*	The Manager voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield. For the six months ended February 29, 2012, the Manager reimbursed the Fund $14,859.

The Manager has agreed to waive and/or reimburse a portion of its fee. For the six months ended February 29, 2012, the amounts waived and/or reimbursed by the Manager were as follows:

Fund

Small Capitalization Growth Investments	$19,474
Small Capitalization Value Equity Investments	17,694
International Equity Investments	22,601
Emerging Markets Equity Investments	505,906
Core Fixed Income Investments	41,189
High Yield Investments	106,845
International Fixed Income Investments	24,262
Money Market Investments	14,859

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion plus out-of-pocket expenses. The fee is calculated daily and paid monthly based on aggregate Trust assets. BBH voluntarily agreed to waive a portion of its fee for Money Market Investments. As of the period ended February 29, 2012, BBH waived $4,276.

Notes to Financial Statements
(continued)

For the six months ended February 29, 2012, Citigroup Global Markets Inc. (“CGMI”), the Trust’s distributor and an indirect, wholly-owned subsidiary of Citigroup Inc., and its affiliates and Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates received brokerage commissions of:

	Commission	Commission	Commission
Fund	Dollars to CGMI	Dollars to MS&Co.	Aggregate

Large Capitalization Growth Investments	$20,885	$24,880	$45,765
Large Capitalization Value Equity Investments	3,293	1,355	4,648
Small Capitalization Growth Investments	1,313	312	1,625
Small Capitalization Value Investments	—	39	39
International Equity Investments	477	3,265	3,742
Emerging Markets Equity Investments	13,193	9,520	22,713

All officers, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

3.	Investments

During the six months ended February 29, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations

Fund	Purchases	Sales	Purchases	Sales

Large Capitalization Growth Investments	$563,387,407	$796,990,490	$—	$—
Large Capitalization Value Equity Investments	160,684,919	318,360,594	—	—
Small Capitalization Growth Investments	79,602,983	110,505,918	—	—
Small Capitalization Value Equity Investments	17,486,803	58,946,074	—	—
International Equity Investments	89,235,125	260,151,049	—	—
Emerging Markets Equity Investments	116,933,146	158,759,807	—	—
Core Fixed Income Investments	121,418,046	74,287,083	2,043,333,174	1,888,978,625
High Yield Investments	43,242,563	109,949,972	—	—
International Fixed Income Investments	105,858,713	21,103,125	181,524,180	164,629,919
Municipal Bond Investments	19,129,456	2,592,071	—	—

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Large Capitalization Growth Investments	$474,013,871	$(19,913,070)	$454,100,801
Large Capitalization Value Equity Investments	215,910,985	(29,252,302)	186,658,683
Small Capitalization Growth Investments	74,664,071	(6,145,839)	68,518,232
Small Capitalization Value Equity Investments	66,619,348	(5,875,121)	60,744,227
International Equity Investments	73,358,541	(9,539,207)	63,819,334
Emerging Markets Equity Investments	208,228,647	(25,775,553)	182,453,094
Core Fixed Income Investments	55,047,888	(23,088,355)	31,959,533
High Yield Investments	7,693,918	(3,811,708)	3,882,210
International Fixed Income Investments	19,960,048	(5,273,268)	14,686,780
Municipal Bond Investments	8,474,531	—	8,474,531

Notes to Financial Statements
(continued)

At February 29, 2012, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	77	3/12	$3,147,104	$154,309
Hang Seng China Enterprises Index	80	3/12	6,112,150	69,298
MSCI Taiwan Stock Index	105	3/12	3,029,250	65,705

Net Unrealized Gain on Open Futures Contracts				$289,312

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
Euro-Bobl	42	3/12	$7,047,404	$27,561
U.S. Treasury 10-Year Note	126	6/12	16,500,094	(35,249)
U.S. Treasury Ultra Bond	36	6/12	5,661,000	(7,391)

				(15,079)

Contracts to Sell:
U.S. Treasury 10-Year Note	127	6/12	16,631,048	12,249
U.S. Treasury 2-Year Note	161	6/12	35,457,735	10,375
U.S. Treasury 5-Year Note	113	3/12	13,932,548	(56,500)
U.S. Treasury 5-Year Note	72	6/12	8,868,375	3,914
U.S. Treasury Long Bond	25	6/12	3,541,406	8,555

				(21,407)

Net Unrealized (Loss) on Open Futures Contracts				$(36,486)

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
Euro-Bund	122	3/12	$22,800,097	$826,151
Japan Government 10-Year Bond	21	3/12	36,951,612	282,439
United Kingdom Long Gilt	30	6/12	5,504,531	(21,215)

Net Unrealized Gain on Open Futures Contracts				$1,087,375

At February 29, 2012, Core Fixed Income Investments held purchased option with a total cost of the following:

	Calls	Puts

Core Fixed Income Investments	$—	$78,386

Notes to Financial Statements
(continued)

During the six months ended February 29, 2012, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options contracts written, outstanding at August 31, 2011	86,200,146	$742,479
Options written	364	152,514
Options closed	(31,500,132)	(388,745)
Options expired	(54,700,072)	(384,811)

Options contracts written, outstanding at February 29, 2012	306	$121,437

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options contracts written, outstanding at August 31, 2011	55,800,004	$249,865
Options written	17,000,000	155,391
Options closed	(34,600,004)	(311,176)
Options expired	(12,000,000)	(20,260)

Options contracts written, outstanding at February 29, 2012	26,200,000	$73,820

At February 29, 2012, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Euro	529,100	SSB	$707,075	5/9/12	$6,541
Contracts to Sell:
Euro	3,681,200	SSB	4,919,457	5/9/12	134,720
South African Rand	529,577	BBH	70,852	3/6/12	(607)

					134,113

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$140,654

Emerging Markets Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
New Taiwan Dollar	65,000,000	BOA	$2,212,455	3/16/2012	$19,102
South African Rand	18,000,000	BCLY	2,404,612	3/16/2012	33,446

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$52,548

Core Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	4,568,591	JPM	$2,663,047	3/2/12	$17,656
Brazilian Real	4,568,591	UBS	2,663,047	3/2/12	(9,894)

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Brazilian Real	1,340,000	JPM	$767,898	5/15/12	$3,843
Canadian Dollar	7,142,000	BCLY	7,235,336	3/22/12	73,088
Canadian Dollar	2,461,000	CSFB	2,490,064	5/16/12	36,303
Euro	1,821,000	BSN	2,433,233	4/16/12	37,644
Indian Rupee	104,670,403	JPM	2,075,167	7/12/12	(176,778)
Malaysian Ringgit	37,770	JPM	12,562	4/23/12	109
Mexican Peso	272,405	BCLY	21,266	3/15/12	1,801
Mexican Peso	33,478,255	HSBC	2,613,543	3/15/12	145,516
Mexican Peso	33,750,660	HSBC	2,614,457	6/15/12	(12,769)
New Taiwan Dollar	64,005,160	BCLY	2,179,042	4/9/12	60,438
Norwegian Krone	3,734,000	BCLY	669,637	3/8/12	17,064
Norwegian Krone	3,735,000	UBS	669,816	3/8/12	16,696
Pound Sterling	4,603,000	JPM	7,341,729	3/12/12	49,012
Pound Sterling	298,000	UBS	475,306	3/12/12	116
Yuan Renminbi	2,119,040	BCLY	336,015	6/1/12	3,539
Yuan Renminbi	2,668,930	BNP	423,211	6/1/12	3,337
Yuan Renminbi	7,449,727	DUB	1,180,371	2/1/13	2,786
Yuan Renminbi	3,117,681	GSC	493,980	2/1/13	(3,020)
Yuan Renminbi	5,093,517	JPM	807,041	2/1/13	(3,641)
Yuan Renminbi	45,026,021	UBS	7,134,137	2/1/13	(8,882)
Yuan Renminbi	1,000,000	DUB	158,645	8/5/13	(998)
Yuan Renminbi	1,161,380	UBS	184,247	8/5/13	339

					253,305

Contracts to Sell:
Australian Dollar	23,549,000	HSBC	25,338,071	3/15/12	(402,034)
Brazilian Real	4,568,591	JPM	2,663,047	3/2/12	9,894
Brazilian Real	4,568,591	UBS	2,663,047	3/2/12	(141,472)
Brazilian Real	4,568,591	JPM	2,642,591	4/3/12	(15,152)
Canadian Dollar	7,142,000	BCLY	7,238,636	3/1/12	(73,155)
Canadian Dollar	15,286,000	BCLY	15,485,766	3/22/12	(260,364)
Euro	107,000	CSFB	142,974	4/16/12	(2,457)
Euro	14,491,000	UBS	19,362,977	4/16/12	(873,736)
Euro	5,149,729	CSFB	6,882,273	5/16/12	(87,617)
Euro	2,050,000	JPM	2,739,689	5/16/12	(34,878)
Japanese Yen	84,039,000	UBS	1,036,162	3/16/12	68,572
Korean Won	32,762,100	UBS	29,071	7/12/12	(11)
Mexican Peso	33,750,660	HSBC	2,634,808	3/15/12	12,510
Pound Sterling	6,728,000	JPM	10,731,079	3/12/12	(179,388)
Singapore Dollar	2,785	DUB	2,232	5/15/12	—

					(1,979,288)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(1,725,983)

Notes to Financial Statements
(continued)

International Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	888,123	JPM	$517,690	3/2/12	$3,432
Brazilian Real	1,305,500	UBS	760,980	3/2/12	11,002
Brazilian Real	404,501	BCLY	233,974	4/3/12	18,102
Euro	184,000	BCLY	245,825	3/14/12	2,803
Euro	154,000	DUB	205,745	3/14/12	6,389
Euro	254,000	JPM	339,345	3/14/12	(888)
Euro	3,138,000	UBS	4,192,385	3/14/12	104,304
Euro	426,000	UBS	569,224	4/16/12	25,686
Indian Rupee	86,836,000	HSBC	1,721,587	7/12/12	21,587
Malaysian Ringgit	57,310	JPM	19,060	4/23/12	165
Mexican Peso	9,903,497	HSBC	773,135	3/15/12	43,149
Mexican Peso	9,903,497	HSBC	767,163	6/15/12	(3,747)
New Taiwan Dollar	50,320,000	HSBC	1,713,134	4/9/12	13,134
Pound Sterling	146,000	BCLY	232,868	3/12/12	9,079
Singapore Dollar	3,232,681	UBS	2,590,867	5/15/12	36,599
Yuan Renminbi	14,924,258	BCLY	2,366,533	6/1/12	24,922
Yuan Renminbi	3,000,000	HSBC	475,709	6/1/12	4,566
Yuan Renminbi	23,974,000	JPM	3,801,546	6/1/12	1,546
Yuan Renminbi	30,553,760	JPM	4,841,083	2/1/13	61,083
Yuan Renminbi	3,000,000	DUB	475,935	8/5/13	(2,992)
Yuan Renminbi	10,260,000	UBS	1,627,697	8/5/13	2,994
Yuan Renminbi	14,100,000	JPM	2,227,323	9/8/15	(69,094)

					313,821

Contracts to Sell:
Australian Dollar	35,313,000	CSFB	37,995,808	3/15/12	(602,872)
Brazilian Real	888,123	JPM	517,690	3/2/12	1,923
Brazilian Real	1,305,500	UBS	760,980	3/2/12	(60,980)
Brazilian Real	888,123	JPM	513,713	4/3/12	(2,946)
Canadian Dollar	14,020,000	BCLY	14,203,222	3/22/12	(238,800)
Euro	52,736,000	BCLY	70,455,578	3/14/12	77,767
Euro	7,851,000	CSFB	10,488,978	3/14/12	(180,411)
Euro	213,000	RBC	284,569	3/14/12	(7,348)
Euro	52,790,000	UBS	70,527,722	3/14/12	(94,233)
Japanese Yen	891,478,000	DUB	10,991,514	3/16/12	691,185
Japanese Yen	1,992,976,000	UBS	24,572,479	3/16/12	1,584,472
Mexican Peso	9,903,497	HSBC	773,135	3/15/12	3,671
Norwegian Krone	7,518,000	BCLY	1,348,240	3/8/12	(50,658)
Pound Sterling	69,000	BCLY	110,054	3/12/12	(1,201)
Pound Sterling	6,842,000	JPM	10,912,907	3/12/12	(182,844)
Yuan Renminbi	22,026,320	BCLY	3,492,704	6/1/12	(52,704)
Yuan Renminbi	52,778,410	HSBC	8,369,048	6/1/12	(119,048)
Yuan Renminbi	13,505,130	UBS	2,141,503	6/1/12	(31,502)

					733,471

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,047,292

Notes to Financial Statements
(continued)

At February 29, 2012, Core Fixed Income Investments held the following OTC interest rate swap contracts:

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD 1,500,000	$79,567	$(7,490)	$87,057
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD 1,000,000	53,045	(4,460)	57,505
Pay	BRL-CDI-Compounded	10.380%	1/2/2014	UBS	BRL 2,000,000	11,124	5,948	5,176
Pay	BRL-CDI-Compounded	10.530%	1/2/2014	HSBC	BRL 8,000,000	48,831	4,095	44,736
Pay	BRL-CDI-Compounded	10.770%	1/2/2014	UBS	7,200,000	62,343	23,700	38,643
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL 2,100,000	49,099	6,189	42,910
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL 18,800,000	519,999	(17,858)	537,857
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL 1,100,000	30,886	358	30,528
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL 8,300,000	254,875	19,221	235,654
Pay	BRL-CDI-Compounded	12.510%	1/2/2014	BCLY	BRL 3,200,000	84,072	3,263	80,809
Pay	BRL-CDI-Compounded	12.555%	1/2/2014	HSBC	BRL 3,000,000	80,307	4,785	75,522
Pay	6-Month EUR-LIBOR,AAA	2.000%	3/21/2017	BCLY	EUR 4,600,000	134,171	(31,048)	165,219
Pay	Mexico Interbank TIIE, A	7.500%	6/2/2021	UBS	MXN 43,300,000	252,699	135,498	117,201
Receive	3-Month USD-LIBOR	2.250%	6/20/2022	DUB	USD 3,600,000	(31,038)	(16,472)	(14,566)
Receive	3-Month USD-LIBOR	2.750%	2/17/2042	BCLY	USD 1,545,000	10,202	—	10,202

						$1,640,182	$125,729	$1,514,453

At February 29, 2012, Core Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

Embarq Corp., BB	(1.425%)	3/20/2014	DUB	1.079%	USD	$600,000	$(5,934)	$—	$(5,934)
Embarq Corp., BB	(1.300%)	3/20/2014	DUB	1.079%	USD	200,000	(1,419)	1,445	(2,864)
Embarq Corp., BB	(1.270%)	3/20/2014	DUB	1.079%	USD	600,000	(3,853)	—	(3,853)
Embarq Corp., BB	(1.250%)	3/20/2014	DUB	1.079%	USD	1,200,000	(7,169)	—	(7,169)
Foster’s Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.398%	USD	2,400,000	(127,425)	—	(127,425)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.126%	USD	300,000	(5,515)	—	(5,515)
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	0.957%	USD	300,000	4,181	—	4,181
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	0.143%	USD	1,100,000	321,351	8,250	313,101
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	0.096%	USD	800,000	186,889	2,800	184,089
Saratoga CLO I Ltd., BB+	(1.880%)	12/15/2019	BOA	0.075%	USD	1,000,000	284,446	7,500	276,946

							$645,552	$19,995	$625,557

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
Reference	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Obligation	Receive Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

Ally Financial Inc., B+	3.570%	9/20/2017	BOA	4.018%	USD	$2,800,000	$(36,586)	$—	$(36,586)

							$(36,586)	$—	$(36,586)

Notes to Financial Statements
(continued)

Centrally Cleared - Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid	Appreciation
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	BCLY	USD	$5,044,000	$(133,967)	$75,660	$(209,627)
Dow Jones CDX HY15 5 Year Index, B-	(5.000%)	12/20/2015	BCLY	USD	3,880,000	(62,444)	174,600	(237,044)
Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	CSFB	USD	1,161,600	(23,412)	10,471	(33,883)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	BCLY	USD	3,600,960	(42,603)	(4,841)	(37,762)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	BCLY	USD	4,743,200	82,755	211,280	(128,525)

						$(179,671)	$467,170	$(646,841)

At February 29, 2012, International Fixed Income Investments held the following OTC interest rate swap contracts:

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.450%	1/2/2013	HSBC	BRL 10,700,000	$37,604	$(7,432)	$45,036
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL 8,900,000	184,159	40,775	143,384
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL 8,200,000	191,720	5,340	186,380
Pay	6-Month GBP-LIBOR, AAA	2.500%	3/21/2022	DUB	GBP 3,500,000	57,453	(4,959)	62,412
Receive	6-Month GBP-LIBOR, AAA	3.000%	3/21/2042	DUB	GBP 1,700,000	66,544	134,627	(68,083)
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY 870,000,000	474,726	126,714	348,012
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/21/2021	RBS	JPY 410,000,000	265,089	110,980	154,109
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	3/18/2014	GSC	SEK 1,000,000	10,479	(1,040)	11,519
Receive	3-Month USD-LIBOR, AA+	1.500%	6/20/2017	JPM	USD 1,600,000	(20,394)	(18,700)	(1,694)
Receive	3-Month USD-LIBOR, AA+	2.000%	6/20/2019	GSC	USD 1,600,000	(31,953)	(28,706)	(3,247)

						$1,235,427	$357,599	$877,828

Centrally Cleared - Interest Rate Swaps contracts

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Receive	6-Month EUR-LIBOR, AA-	2.000%	6/15/2012	CSFB	EUR 19,400,000	$66,833	$61,814	$5,019

						$66,833	$61,814	$5,019

At February 29, 2012, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

American General Finance Corp., CCC	(1.820%)	12/20/2017	RBS	10.992%	USD	$1,000,000	$301,244	$—	$301,244
Brazilian Government International, BBB	(1.000%)	9/20/2016	HSBC	1.312%	USD	1,800,000	21,124	24,469	(3,345)
Brazilian Government International, BBB	(1.000%)	9/20/2016	DUB	1.312%	USD	5,000,000	58,678	51,002	7,676
First Energy, BBB-	(0.940%)	6/20/2017	RBS	1.432%	USD	1,000,000	22,731	—	22,731
GATX Financial Corp., BBB	(0.605%)	3/20/2012	RBS	0.658%	USD	1,000,000	(1,180)	—	(1,180)
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	0.700%	USD	200,000	(76)	—	(76)

Notes to Financial Statements
(continued)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

Istar Financial Inc., B+	(0.450%)	3/20/2012	CSFB	7.789%	USD	$300,000	$946	$—	$946
Limited Brands Inc., BB-	(3.550%)	9/20/2017	GSC	1.924%	USD	500,000	(45,363)	—	(45,363)
Macy’s Retail Holdings Inc., BBB-	(5.000%)	9/20/2014	BNP	0.525%	USD	650,000	(80,775)	(67,377)	(13,398)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.279%	USD	1,000,000	(11,356)	—	(11,356)
Pearson Dollar Finance PLC, BBB+	(1.000%)	6/20/2014	BNP	0.216%	USD	1,000,000	(20,166)	(13,718)	(6,448)
Starwood Hotels & Resorts World, BBB-	(1.490%)	6/20/2018	BOA	1.169%	USD	1,000,000	(21,904)	—	(21,904)
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	0.354%	USD	100,000	(539)	—	(539)
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.359%	USD	500,000	(11,325)	—	(11,325)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	0.330%	USD	100,000	(61)	—	(61)

							$211,978	$(5,624)	$217,602

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

America Movil SAB de CV, A-	1.000%	3/20/2012	DUB	0.305%	USD	$500,000	$1,192	$(1,265)	$2,457
Australia Government Bond, AAA	1.000%	3/20/2015	DUB	0.336%	USD	300,000	6,655	4,304	2,351
Australia Government Bond, AAA	1.000%	9/20/2015	UBS	0.429%	USD	400,000	8,881	9,263	(382)
Australia Government Bond, AAA	1.000%	3/20/2016	DUB	0.496%	USD	300,000	6,650	6,749	(99)
Banque Centrale de Tunisie S.A., BBB-	1.000%	12/20/2016	HSBC	2.636%	USD	500,000	(35,432)	(35,206)	(226)
Banque Centrale de Tunisie SA, BBB-	1.000%	3/20/2016	BCLY	2.533%	USD	1,200,000	(67,952)	(46,659)	(21,293)
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.210%	EUR	300,000	1,782	(32,916)	34,698
Brazilian Government International, BBB	1.000%	12/20/2012	BNP	0.650%	USD	200,000	970	245	725
Brazilian Government International, BBB	1.000%	6/20/2021	DUB	1.713%	USD	900,000	(50,208)	(36,149)	(14,059)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2016	HSBC	0.612%	USD	300,000	(4,457)	(4,964)	507
China Government International Bond, AA-	1.000%	3/20/2015	BCLY	0.825%	USD	900,000	6,474	10,214	(3,740)
China Government International Bond, AA-	1.000%	12/20/2016	DUB	1.140%	USD	300,000	(1,336)	(7,753)	6,417
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	1.057%	USD	800,000	289	(20,483)	20,772
France Government Bond Oat, AA+	0.250%	12/20/2016	GSC	1.718%	USD	2,000,000	(131,782)	(146,028)	14,246
France Government Bond, AA+	0.250%	6/20/2016	GSC	1.624%	USD	300,000	(16,747)	(13,153)	(3,594)
France Government Bond, AAA	0.250%	9/20/2016	GSC	3.348%	USD	2,600,000	(158,404)	(140,882)	(17,522)

Notes to Financial Statements
(continued)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 29,		Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	2012 (3)		Amount (4)	Value	(Received)	(Depreciation)

Gazprom OAO Via Gazprom International, BBB+	1.000%	12/20/2012	HSBC	0.600%	USD	$100,000	$527	$(1,177)	$1,704
Gazprom OAO, BBB	0.610%	5/20/2012	BOA	0.350%	USD	200,000	459	—	459
Japan Government 20 Year Bond, AA-	1.000%	3/20/2015	DUB	0.850%	USD	1,500,000	9,793	11,496	(1,703)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	BCLY	1.034%	USD	200,000	127	2,676	(2,549)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	GSC	1.034%	USD	4,300,000	2,719	(46,371)	49,090
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	1.034%	USD	6,600,000	4,174	15,542	(11,368)
Mexico Government International , BBB	1.000%	12/20/2012	JPM	0.460%	USD	700,000	4,483	1,718	2,765
Mexico Government International, BBB	1.000%	12/20/2012	GSC	0.460%	USD	300,000	1,921	773	1,148
Petrobras International Financ, BBB	1.000%	12/20/2012	HSBC	0.766%	USD	400,000	1,563	(237)	1,800
Petroleo Brasileiro SA, BBB	1.000%	9/20/2012	DUB	0.667%	USD	1,000,000	3,878	(12,405)	16,283
Russian Foreign Bond - Eurobond, BBB	1.000%	12/20/2016	HSBC	1.818%	USD	100,000	(3,550)	(6,907)	3,357
U.S. Treasury Notes, AA+	0.250%	9/20/2012	UBS	0.094%	EUR	600,000	1,104	(5,778)	6,882
U.S. Treasury Notes, AA+	0.250%	9/20/2012	SOG	0.094%	EUR	200,000	368	(1,640)	2,008
U.S. Treasury Notes, AA+	0.250%	6/20/2016	BNP	0.332%	EUR	700,000	(2,778)	(7,057)	4,279

							$(408,637)	$(504,050)	$95,413

OTC Credit Default Swaps on Credit Indices - Sell Protection (2)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	Receive Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX EM14 Index, BA+	5.000%	12/20/2015	GSC	USD	$2,000,000	$212,038	$271,000	$(58,962)
Dow Jones CDX EM16 Index, BA+	5.000%	12/20/2016	BCLY	USD	800,000	96,259	74,000	22,259

						$308,297	$345,000	$(36,703)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Notes to Financial Statements
(continued)

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
BOA	Bank of America
BSN	Bank of Nova Scotia
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SOG	Societe Generale
SSB	State Street Corp.
UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

At February 29, 2012, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $1,885,000 and $2,480,000, respectively, for the open swaps contracts.

4.	Shares of Beneficial Interest

At February 29, 2012, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 29, 2012, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011

Large Capitalization Growth Investments
Shares sold	3,020,353	18,051,112
Shares issued on reinvestment	574,007	215,671
Shares repurchased	(20,842,728)	(23,021,253)

Net (Decrease)	(17,248,368)	(4,754,470)

Large Capitalization Value Equity Investments
Shares sold	3,147,527	22,239,556
Shares issued on reinvestment	2,851,287	3,300,974
Shares repurchased	(22,975,408)	(29,605,751)

Net (Decrease)	(16,976,594)	(4,065,221)

Small Capitalization Growth Investments
Shares sold	916,572	2,625,466
Shares repurchased	(2,866,407)	(4,878,566)

Net (Decrease)	(1,949,835)	(2,253,100)

Notes to Financial Statements
(continued)

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011

Small Capitalization Value Equity Investments
Shares sold	438,825	4,208,742
Shares issued on reinvestment	160,653	252,755
Shares repurchased	(4,694,684)	(5,821,618)

Net (Decrease)	(4,095,206)	(1,360,121)

International Equity Investments
Shares sold	800,073	6,413,849
Shares issued on reinvestment	722,465	1,302,296
Shares repurchased	(20,822,519)	(40,954,399)

Net (Decrease)	(19,299,981)	(33,238,254)

Emerging Markets Equity Investments
Shares sold	3,560,217	8,719,348
Shares issued on reinvestment	1,274,080	748,073
Shares repurchased	(6,014,754)	(11,076,096)

Net (Decrease)	(1,180,457)	(1,608,675)

Core Fixed Income Investments
Shares sold	32,420,757	26,842,963
Shares issued on reinvestment	3,482,363	7,603,431
Shares repurchased	(12,762,678)	(23,699,040)

Net Increase	23,140,442	10,747,354

High Yield Investments
Shares sold	2,028,410	9,055,394
Shares issued on reinvestment	1,636,538	3,919,509
Shares repurchased	(23,018,046)	(11,060,798)

Net Increase (Decrease)	(19,353,098)	1,914,105

International Fixed Income Investments
Shares sold	18,569,242	6,666,778
Shares issued on reinvestment	160,537	1,673,575
Shares repurchased	(3,191,716)	(6,043,643)

Net Increase	15,538,063	2,296,710

Municipal Bond Investments
Shares sold	2,790,841	2,850,377
Shares issued on reinvestment	151,229	318,500
Shares repurchased	(1,136,520)	(3,452,468)

Net Increase (Decrease)	1,805,550	(283,591)

Money Market Investments
Shares sold	158,232,232	114,041,013
Shares issued on reinvestment	39,209	16,775
Shares repurchased	(64,456,133)	(120,488,142)

Net Increase (Decrease)	93,815,308	(6,430,354)

Notes to Financial Statements
(continued)

5.	Dividends and Tax Components of Capital Subsequent to February 29, 2012

Subsequent to February 29, 2012, the Funds made the following distributions:

Record Date	Core Fixed Income	High Yield	Municipal Bond	Money Market
Payable Date	Investments	Investments	Investments	Investments

3/29/12-3/30/2012	$0.021114	$0.025000	$0.023121	$0.000001

6.	Capital Loss Carry Forward

As of August 31, 2011, the Funds had the following net capital loss carryforwards remaining:

	Large	Large	Small	Small
	Capitalization	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth	Value Equity	International	Emerging Markets
Year of Expiration	Investments	Investments	Investments	Investments	Equity Investments	Equity Investments

8/31/2012	$—	$—	$—	$—	$—	$—
8/31/2013	—	—	—	—	—	—
8/31/2014	—	—	—	—	—	—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	—	(64,983,648)	(18,575,354)	—	(4,805,941)	—
8/31/2018	(219,421,369)	(450,865,398)	(15,328,571)	(10,416,072)	(317,009,031)	(36,189,648)
8/31/2019	—	—	—	—	—	—

	$(219,421,369)	$(515,849,046)	$(33,903,925)	$(10,416,072)	$(321,814,972)	$(36,189,648)

	Core Fixed		International Fixed
	Income	High Yield	Income	Municipal Bond	Money Market
Year of Expiration	Investments	Investments	Investments	Investments	Investments

8/31/2012	$—	$—	$—	$—	$—
8/31/2013	—	—	—	—	—
8/31/2014	—	(1,114,740)	—	(45,465)	—
8/31/2015	—	—	(331,946)	(55,354)	—
8/31/2016	—	—	(690,526)	—	—
8/31/2017	—	(10,731,217)	(6,693,223)	(539,088)	—
8/31/2018	—	(5,672,191)	(5,257,191)	(695,058)	—
8/31/2019	—	—	—	(1,174)	—

	$—	$(17,518,148)	$(12,972,886)	$(1,336,139)	$—

These amounts will be available to offset any future taxable capital gains.

7.	Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Codification (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

Notes to Financial Statements
(continued)

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

8.	Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and determined that there were no events or transactions that would require recognition or disclosure in the financial statements.

Additional Information
(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian, transfer agent and administrator. The day-to-day operations of the Funds are delegated to the Funds’ Manager, The Consulting Group, a division of Consulting Group Advisory Services LLC (“CGAS”).

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.

		Term of		Number of
		Office*		Portfolios	Other Board
		and		in Fund	Memberships
	Position(s)	Length		Complex	Held During Past
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Five Years by
Birth Year	Trust	Served	During Past Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES
John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (54 funds, 2007-present); Trustee, UBS Funds (52 funds, 2009-present); and Nicholas Applegate Funds (12 portfolios) (2005-2010)

Adela Cepeda c/o MSSB 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, Amalgamated Bank of Chicago (2003-present); Trustee, MGI Funds (7 funds, 2005-present); Trustee, UBS Funds (53 funds, 2004-present); Director, Fort Dearborn Income Securities (2000-present); Director, Municipal Securities Rulemaking Board (2001-present); and formerly, Chairperson, Alta Capital Group (2005-2007)

Stephen E. Kaufman 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present)	11	None

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; and Advisor, Smith Barney (2005-2007)	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios	Other Board
		and		in Fund	Memberships
	Position(s)	Length		Complex	Held During Past
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Five Years by
Birth Year	Trust	Served	During Past Five Years	by Trustee	Trustee

Mark J. Reed 101 S. Hanley Road., Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-present)	11	None

INTERESTED TRUSTEE**
James F. Walker MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1963	Trustee, Chief Executive Officer and President	Since 2010	Managing Director, Head of Investment Advisory Services, MSSB (2010-present); Managing Director and Chief Operating Officer (“COO”), Investment Products and Markets, MSSB (2009-2010); and Managing Director, Citigroup Global Markets Inc. (“CGM”) and Chief Operating Officer, Smith Barney’s Investment Advisory Services (“IAS”), Smith Barney (2006-2009)	11	None

Additional Information
(unaudited) (continued)

Term of
Office*
and
	Position(s)	Length
Name, Address and	Held with	of Time	Principal Occupation(s)
Date of Birth	Trust	Served	During Past Five Years

OFFICERS
Marc Gordon MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer and Treasurer	Since 2010	Managing Director and Chief Financial Officer, Investment Strategy and Client Solutions and Capital Markets Groups, MSSB (2012-present), Executive Director and Chief Financial Officer, Investment Strategy and Client Solutions and Capital Markets Groups, MSSB (2009-2012) and Morgan Stanley & Co. (2006-2009)

Paul F. Gallagher MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, MSSB (2011-present); Executive Director and Associate General Counsel, MSSB (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)

Steven Hartstein MSSB 300 Plaza Two, 3rd Fl Jersey City, NJ 07311 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); and Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007)

Donna Marley MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011	Executive Director, MSSB (2009-present); Director of Consulting Group Product Governance, MSSB (2011-present); and Director, Consulting Group Risk Management, MSSB (2009-2011); Vice President, Consulting Group Risk Management, CGM (2005-2009)

Charles P. Graves, III MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011	Executive Director, Director of Third Party Programs, Consulting Group, MSSB (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, MSSB (2009 — 2011) and CGM (2005-2009)

Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009	Managing Director and Head of Portfolio Advisory Services (“PAS”), MSSB (2009-present); and Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009)

Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, PAS, MSSB (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)

Additional Information
(unaudited) (continued)

Term of
Office*
and
	Position(s)	Length
Name, Address and	Held with	of Time	Principal Occupation(s)
Date of Birth	Trust	Served	During Past Five Years

Jason B. Moore MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Managing Director, MSSB (2012-present); Executive Director, MSSB (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, MSSB (2009-2010); and Director, CGM (1995- 2009)

Franco Piarulli MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, MSSB (2009-present); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003- 2009)

Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); and First Vice President, CGM (2006-2009)

Jay T. Shearon MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); and Vice President, CGM (2005-2009)

Jeanine Larrea MSSB 485 Lexington Avenue 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); and Vice President, Morgan Stanley & Co. (2004-2009)

Sean Lutz MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, MSSB (2009-present); and Vice President, CGM (2006-2009)

Suzan M. Barron BBH 50 Milk Street Boston, MA 02109 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

Alexander Tikonoff BBH 50 Milk Street Boston, MA 02109 Birth Year: 1974	Assistant Secretary	Since 2011	Assistant Vice President and Investor Services Associate Counsel, BBH&Co. (2006-present)

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Walker is an “interested person” of the Trust as defined in the 1940 Act because of his position with MSSB.

Important Tax Information
(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2011:

	Large	Large	Small		Emerging
	Capitalization	Capitalization	Capitalization	International	Markets
	Growth	Value Equity	Value Equity	Equity	Equity
	Investments	Investments	Investments	Investments	Investments

Record Date:	12/6/2010	12/6/2010	12/6/2010	12/6/2010	12/6/2010
Payable Date:	12/7/2010	12/7/2010	12/7/2010	12/7/2010	12/7/2010
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	100.00%	61.97%	86.13%
Dividends Qualifying for the Dividends Received Deduction for Corporations	100.00%	92.45%	100.00%	0.37%	0.71%
Foreign Source Income	—	—	—	76.26%*	99.84%*
Foreign Tax Paid Per Share	—	—	—	$0.01995	$0.03779

	Core Fixed		International	Municipal	Money
	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments

Record Date:	12/6/2010	12/6/2010	Monthly	Monthly	Monthly
Payable Date:	12/7/2010	12/7/2010	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	0.67%	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	0.67%	—	—	—
Interest from Tax-Exempt Obligations	—	—	—	100.00%	—
Interest from Federal Obligations	45.50%	0.01%	7.34%	—	24.17%
Long-Term Capital Gain Dividend	$0.06691	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

CITIGROUP GLOBAL MARKETS INC.
Distributor

CONSULTING GROUP ADVISORY SERVICES LLC
Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-877-937-6739 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-877-937-6739 (ask for “Consulting Group”), (2) on the Funds’ website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html and (3) on the SEC’s website at www.sec.gov.

© 2012 Morgan Stanley Smith Barney LLC (“MSSB”). Consulting Group Advisory Services LLC (“CGAS”) is a business of MSSB. Securities are offered through Citigroup Global Markets Inc., a clearing broker of MSSB and an affiliate of CGAS and MSSB. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds
2000 Westchester Avenue
Purchase, NY 10577

TK 2120A, 2/12

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 6. INVESTMENTS.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not Applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Not Applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.
(a)(3) Not Applicable.
(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Consulting Group Capital Markets Funds
By: /s/ James F. Walker
James F. Walker
Chief Executive Officer
Consulting Group Capital Markets Funds
Date: May 4, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ James F. Walker
James F. Walker
Chief Executive Officer
Consulting Group Capital Markets Funds
Date: May 4, 2012
By: /s/ Marc Gordon
Marc Gordon
Chief Financial Officer
Consulting Group Capital Markets Funds
Date: May 7, 2012